UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT

COMPANIES

Investment Company Act file number 811-07899 and 811-07885

Name of Fund:   BlackRock Index Funds, Inc.

              BlackRock International Index Fund

              BlackRock Small Cap Index Fund

        Quantitative Master Series LLC

              Master International Index Series

              Master Small Cap Index Series

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Index Funds, Inc.

      and Quantitative Master Series LLC, 55 East 52nd Street, New York, NY 10055

Registrants’ telephone number, including area code: (800) 441-7762

Date of fiscal year end: 12/31/2013

Date of reporting period: 06/30/2013

Item 1	– Report to Stockholders

JUNE 30, 2013

SEMI-ANNUAL REPORT (UNAUDITED)

BlackRock Index Funds, Inc.

➢	BlackRock International Index Fund
➢	BlackRock Small Cap Index Fund

Not FDIC Insured • May Lose Value • No Bank Guarantee

2	BLACKROCK INDEX FUNDS, INC.	JUNE 30, 2013

Dear Shareholder

One year ago, risk assets (such as equities) were on the rise as weakening global economic data spurred increasing optimism that the world’s largest central banks would intervene to stimulate growth. This theme, along with the European Central Bank’s (“ECB’s”) firm commitment to preserve the euro currency bloc, drove most asset classes higher through the summer of 2012. The much-anticipated monetary stimulus ultimately came in September when the ECB and the US Federal Reserve announced their plans for increasing global liquidity.

Although financial markets worldwide were buoyed by these aggressive policy actions, risk assets weakened later in the fall of 2012. Global trade slowed as many European countries fell into recession and growth continued to decelerate in China. In the United States, stocks slid on lackluster corporate earnings, and volatility rose in advance of the US Presidential election. In the post-election environment, investors became increasingly concerned about the “fiscal cliff” of tax increases and spending cuts that had been scheduled to take effect at the beginning of 2013. High levels of global market volatility persisted through year-end due to fears that bipartisan gridlock would preclude a timely resolution, putting the US economy at high risk for recession. As 2013 began, the worst of the fiscal cliff was averted with a last-minute tax deal.

Investors shook off the nerve-wracking finale to 2012 and the New Year started with a powerful relief rally. Money that had been pulled to the sidelines amid year-end tax-rate uncertainty poured back into the markets in January. Key indicators signaling modest but broad-based improvements in the world’s major economies underpinned the rally. Underlying this aura of comfort was the absence of negative headlines from Europe. Global equities surged, while rising US Treasury yields pressured high quality fixed income assets. (Bond prices move inversely with yields.)

However, February brought a slowdown in global economic momentum and investors toned down their risk appetite. In the months that followed, US equities outperformed international markets, as the US economic recovery showed greater stability compared to most other regions. Slow, but positive growth in the United States was sufficient to support corporate earnings, while uncomfortably high unemployment reinforced investors’ expectations that the US Federal Reserve would keep interest rates low. US equities moved higher through the spring, with major indices notching a string of all-time highs until finally peaking in late May. Markets abruptly reversed course on May 22 when the US Federal Reserve hinted at a gradual pull-back on monetary policy accommodation. Volatility picked up considerably after this announcement and risk assets broadly slid through the remainder of the period.

Volatility has been higher in financial markets outside the United States in 2013. International equities weakened in the middle of the first quarter when political instability in Italy and a severe banking crisis in Cyprus reminded investors that the eurozone was still vulnerable to a number of macro risks. A poor outlook for European economies already mired in recession further dampened sentiment. Emerging markets significantly lagged the rest of the world as growth in these economies (particularly China and Brazil) fell short of expectations.

Despite recent weakness, most risk asset classes generated positive returns for the 6- and 12-month periods ended June 30, 2013, while high quality fixed income assets posted modestly negative results. US equities were particularly strong. International equities also performed well, although rising uncertainty in Europe resulted in less impressive gains for the last six months. Emerging markets were especially hurt by slowing growth and concerns about a shrinking global money supply. US Treasury yields remained low from a historical perspective, but were highly volatile and rose sharply in the final two months of the period amid concerns about monetary policy tightening. In this volatile rate environment, US Treasury and investment grade corporate bond prices declined. Returns on high yield and tax-exempt municipal bonds, which had benefited from supportive market conditions during most of the period, were also weighed down by the recent spike in rates. Short-term interest rates, however, remained near zero, keeping yields on money market securities near historical lows.

Market conditions remain volatile, and investors still face a number of uncertainties in the current environment. At BlackRock, we believe investors need to think globally and extend their scope across a broader array of asset classes in a portfolio that moves freely as market conditions change over time. We encourage you to talk with your financial advisor and visit www.blackrock.com for further insight about investing in today’s world.

Sincerely,

Rob Kapito

President, BlackRock Advisors, LLC

“Despite recent weakness, most risk asset classes generated positive returns for the 6- and 12-month periods ended June 30, 2013, while high quality fixed income assets posted modestly negative results.”

Rob Kapito

President, BlackRock Advisors, LLC

Total Returns as of June 30, 2013
	6-month	12-month
US large cap equities (S&P 500® Index)	13.82%	20.60%
US small cap equities (Russell 2000® Index)	15.86	24.21
International equities (MSCI Europe, Australasia, Far East Index)	4.10	18.62
Emerging market equities (MSCI Emerging Markets Index)	(9.57)	2.87
3-month Treasury bill (BofA Merrill Lynch 3-Month US Treasury Bill Index)	0.04	0.11
US Treasury securities (BofA Merrill Lynch 10-Year US Treasury Index)	(4.88)	(4.21)
US investment grade bonds (Barclays US Aggregate Bond Index)	(2.44)	(0.69)
Tax-exempt municipal bonds (S&P Municipal Bond Index)	(2.55)	0.51
US high yield bonds (Barclays US Corporate High Yield 2% Issuer Capped Index)	1.42	9.49
Past performance is no guarantee of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

THIS PAGE NOT PART OF YOUR FUND REPORT	3

Fund Summary as of June 30, 2013	BlackRock International Index Fund

Investment Objective

BlackRock International Index Fund’s (the “Fund”) investment objective is to match the performance of the MSCI EAFE Index (Europe, Australasia, Far East) (the “MSCI EAFE Index”) in U.S. dollars with net dividends as closely as possible before the deduction of Fund expenses.

Portfolio Management Commentary

How did the Fund perform?

•

For the six months ended June 30, 2013, the Fund’s Institutional Shares returned 3.26%, Investor A Shares returned 3.09% and Class K Shares returned 3.26%. The benchmark MSCI EAFE Index returned 4.10% for the same period. The MSCI EAFE Index is a free float-adjusted, market capitalization-weighted index designed to measure equity performance of developed markets, excluding the United States and Canada. The returns above are based on the systematic fair valuation of the investments held by the Fund, while the benchmark does not systematically fair value investments. Prior to systematic fair valuation, the Fund outperformed the benchmark.

•

Returns for the Fund’s respective share classes differ from the benchmark index based on individual share-class expenses. The Fund invests all of its assets in Master International Index Series (the “Series”), a series of Quantitative Master Series LLC.

Describe the market environment.

•

Risk markets globally began 2013 with a powerful relief rally after the United States averted the worst of its fiscal cliff situation with a last minute tax deal struck on New Year’s Day. The rally stalled in February, however, as economic momentum slowed and investors weighed the global impact of the inevitable US government spending cuts. Later in the first quarter, financial markets were rattled by a stalemate presidential election in Italy and a severe banking crisis in Cyprus, reminding investors that Europe was still quite vulnerable to political instability and its debt and banking problems were far from resolved.

•

International equities persevered through these flare-ups in the eurozone as investors’ risk appetite was largely supported by the continuation of accommodative monetary policy from the world’s largest central banks. As the year progressed, the markets became increasingly dominated by speculation around the future direction of monetary policy in response to signals from central banks, particularly the US Federal Reserve. Equities broadly advanced as increased global liquidity kept interest rates low and investors turned to riskier asset classes in search of yield. Sluggish global growth, ironically, was conducive to positive equity market performance. Although disappointing economic reports caused financial market volatility to rise, the weak data also afforded investors some comfort that major central banks would continue to maintain their accommodative stance.

•

However, after peaking in late May, international markets recoiled in response to comments from the US Federal Reserve, hinting that a change in its policy stance was on the horizon. Volatility picked up considerably and equities broadly declined through the remainder of the period due to concerns about the potential impact tighter US monetary policy would have on financial markets and global growth.

•

While rhetoric from the US Federal Reserve about tapering its bond-buying stimulus program was the catalyst for the sell-off in equity markets, indicators that global growth was continuing to slow (with the exception of Japan) was another source of investor anxiety. The US recovery showed signs of weakening and European countries already mired in recession saw economic conditions worsen. Slowing growth in emerging countries, particularly China and Brazil, dimmed the outlook for the entire global economy.

•

Nearly half of the developed countries represented in the MSCI EAFE Index posted losses (in US dollar terms) for the six-month period; however, heavier weightings in Japanese and Swiss stocks, which posted gains of 16.56% and 10.92%, respectively, supported the overall performance of the index. In the eurozone, Ireland (+8.52%) posted strong performance, followed by the Netherlands (+5.02%) and Belgium (+4.03%). The core economies of France (+3.17%) and Germany (+2.89%) exhibited resilience despite widespread recession in the region, while markets were down in Spain (-6.17%) and Italy (-9.04%). Outside the euro currency bloc, Sweden (+2.76%) and the United Kingdom (+0.27%) generated modest positive returns, while Denmark (-0.09%) and Norway (-5.35%) did not fare as well. Elsewhere, Australian stocks (-6.13%) struggled due to waning business conditions, severe currency weakness and declining commodity prices.

Describe recent portfolio activity.

•

During the period, as changes were made to the composition of the MSCI EAFE Index, the Series purchased and sold securities to maintain its objective of replicating the risks and return of the benchmark index.

Describe portfolio positioning at period end.

•	The Series remains positioned to match the risk characteristics of its benchmark index, irrespective of the future direction of international markets.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

4	BLACKROCK INDEX FUNDS, INC.	JUNE 30, 2013

BlackRock International Index Fund

Total Return Based on a $10,000 Investment

[1]	Assuming transaction costs and other operating expenses, including administration fees, if any.

[2]

The Fund invests all of its assets in the Series. The Series invests in a statistically selected sample of equity securities included in the MSCI EAFE Index and in derivative instruments linked to the MSCI EAFE Index.

[3]	This unmanaged index is a free-float adjusted, market capitalization-weighted index designed to measure equity performance of developed markets, excluding the United States and Canada.

Performance Summary for the Period Ended June 30, 2013

	6-Month Total Returns	Average Annual Total Returns[4]
		1 Year	5 Years	10 Years
Institutional	3.26%	18.02%	(0.88)%	7.32%
Investor A	3.09	17.69	(1.15)	7.04
Class K5	3.26	17.98	(0.84)	7.37
MSCI EAFE Index	4.10	18.62	(0.63)	7.67

[4]	Average annual total returns reflect reductions for service fees, if any. See “About Fund Performance” on page 8 for a detailed description of share classes, including any related fees.

[5]	Class K Shares commenced operations on March 31, 2011.

Past performance is not indicative of future results.

Expense Example

	Actual			Hypothetical[7]
	Beginning Account Value January 1, 2013	Ending Account Value June 30, 2013	Expenses Paid During the Period[6]	Beginning Account Value January 1, 2013	Ending Account Value June 30, 2013	Expenses Paid During the Period[6]	Annualized Expense Ratio
Institutional	$1,000.00	$1,032.60	$1.76	$1,000.00	$1,023.06	$1.76	0.35%
Investor A	$1,000.00	$1,030.90	$3.02	$1,000.00	$1,021.82	$3.01	0.60%
Class K	$1,000.00	$1,032.60	$1.51	$1,000.00	$1,023.31	$1.51	0.30%

[6]

For each class of the Fund, expenses are equal to the annualized net expense ratio for the class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown). Because the Fund invests all of its assets in the Series, the expense example reflects the net expenses of both the Fund and the Series.

[7]	Hypothetical 5% return before expenses is calculated by pro rating the number of days in the most recent fiscal half year divided by 365.

See “Disclosure of Expenses” on page 8 for further information on how expenses were calculated.

BLACKROCK INDEX FUNDS, INC.	JUNE 30, 2013	5

Fund Summary as of June 30, 2013	BlackRock Small Cap Index Fund

Investment Objective

BlackRock Small Cap Index Fund’s (the “Fund”), a series of BlackRock Index Funds, Inc. (the “Corporation”), investment objective is to match the performance of the Russell 2000® Index (the “Russell 2000®”) as closely as possible before the deduction of Fund expenses.

Portfolio Management Commentary

How did the Fund perform?

•

For the six months ended June 30, 2013, the Fund’s Institutional Shares returned 16.13%, Investor A Shares returned 15.95% and Class K Shares returned 16.11%. The benchmark Russell 2000® Index returned 15.86% for the same period.

•	The Fund invests all of its assets in Master Small Cap Index Series (the “Series”), a series of Quantitative Master Series LLC.

Describe the market environment.

•

Risk markets globally began 2013 with a powerful relief rally after the United States averted the worst of its fiscal cliff situation with a last minute tax deal struck on New Year’s Day. The rally stalled in February, however, as economic momentum slowed and investors weighed the global impact of the inevitable US government spending cuts. Later in the first quarter, financial markets were rattled by a stalemate presidential election in Italy and a severe banking crisis in Cyprus, reminding investors that Europe was still quite vulnerable to political instability and its debt and banking problems were far from resolved.

•

US stocks persevered through these flare-ups in the eurozone as investors’ risk appetite was largely supported by the continuation of accommodative monetary policy from the US Federal Reserve. Equities broadly advanced as increased global liquidity kept interest rates low and investors turned to riskier asset classes in search of yield. As the year progressed, the markets became increasingly dominated by speculation around the future direction of monetary policy. Sluggish global growth, ironically, was conducive to positive equity market performance. Although disappointing economic reports caused financial market volatility to rise, the weak data also afforded investors some comfort that the central bank would continue to maintain their accommodative stance.

•

However, after peaking in late May, US stock markets recoiled in response to comments from the US Federal Reserve, hinting that a change in its policy stance was on the horizon. Volatility picked up considerably and equities broadly declined through the remainder of the period due to concerns about the potential impact tighter monetary policy would have on financial markets and economic growth.

•

While rhetoric from the US Federal Reserve about tapering its bond-buying stimulus program was the catalyst for the sell-off in equity markets, indicators that global growth was continuing to slow (with the exception of Japan) was another source of investor anxiety. The US recovery showed signs of weakening and European countries already mired in recession saw economic conditions worsen. Slowing growth in emerging markets, particularly China and Brazil, dimmed the outlook for the entire global economy.

Describe recent portfolio activity.

•

During the period, as changes were made to the composition of the Russell 2000® Index, the Series purchased and sold securities to maintain its objective of replicating the risks and return of the benchmark index.

Describe portfolio positioning at period end.

•	The Series remains positioned to match the risk characteristics of its benchmark index, irrespective of the market’s future direction.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

6	BLACKROCK INDEX FUNDS, INC.	JUNE 30, 2013

BlackRock Small Cap Index Fund

Total Return Based on a $10,000 Investment

[1]	Assuming transaction costs and other operating expenses, including administration fees, if any.

[2]

The Fund invests all of its assets in the Series. The Series may invest in a statistically selected sample of the stocks included in the Russell 2000® Index and in derivative instruments linked to the Russell 2000® Index.

[3]	This unmanaged index is comprised of approximately 2,000 smaller-capitalization common stocks from various industrial sectors.

Performance Summary for the Period Ended June 30, 2013

	6-Month Total Returns	Average Annual Total Returns[4]
		1 Year	5 Years	10 Years
Institutional	16.13%	24.35%	8.54%	9.13%
Investor A	15.95	24.01	8.29	8.86
Class K5	16.11	24.34	8.61	9.19
Russell 2000® Index	15.86	24.21	8.77	9.53

[4]	Average annual total returns reflect reductions for service fees, if any. See “About Fund Performance” on page 8 for a detailed description of share classes, including related fees, if any.

[5]	Class K commenced operations on March 31, 2011.

Past	performance is not indicative of future results.

Expense Example

	Actual			Hypothetical[7]
	Beginning Account Value January 1, 2013	Ending Account Value June 30, 2013	Expenses Paid During the Period[6]	Beginning Account Value January 1, 2013	Ending Account Value June 30, 2013	Expenses Paid During the Period[6]	Annualized Expense Ratio
Institutional	$1,000.00	$1,161.30	$1.55	$1,000.00	$1,023.36	$1.45	0.29%
Investor A	$1,000.00	$1,159.50	$2.94	$1,000.00	$1,022.07	$2.76	0.55%
Class K	$1,000.00	$1,161.10	$1.34	$1,000.00	$1,023.55	$1.25	0.25%

[6]

For each class of the Fund, expenses are equal to the annualized net expense ratio for the class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown). Because the Fund invests all of its assets in the Series, the expense example reflects the net expenses of both the Fund and the Series.

[7]	Hypothetical 5% annual return before expenses is calculated by pro rating the number of days in the most recent fiscal half year divided by 365.

See	“Disclosure of Expenses” on page 8 for further information on how expenses were calculated.

BLACKROCK INDEX FUNDS, INC.	JUNE 30, 2013	7

About Fund Performance

•

Institutional and Class K Shares are not subject to any sales charge. These shares bear no ongoing distribution or service fees and are available only to eligible investors. Prior to March 31, 2011, Class K Shares’ performance results are those of Institutional Shares restated to reflect Class K Shares’ fees.

•	Investor A Shares are not subject to any sales charge and bear no ongoing distribution fee. These shares are subject to an ongoing service fee of 0.25% per year.

Performance information reflects past performance and does not guarantee future results. Current performance may be lower or higher than the performance data quoted. Refer to www.blackrock.com/funds to obtain performance data current to the most recent month end. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Figures shown in the performance tables on the previous pages assume reinvestment of all dividends and capital gain distributions, if any, at net asset value (“NAV”) on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of service and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders. The Funds’ administrator waived and/or reimbursed a portion of the Funds’ fee expenses. Without such waiver and/or reimbursement, the Funds’ performance would have been lower.

Disclosure of Expenses

Shareholders of these Funds may incur the following charges: (a) transactional expenses, such as sales charges; and (b) operating expenses, including administration fees, service fees, including 12b-1 fees, and other Fund expenses. The expense examples on the previous pages (which are based on a hypothetical investment of $1,000 invested on January 1, 2013 and held through June 30, 2013) are intended to assist shareholders both in calculating expenses based on an investment in the Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The expense examples provide information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their Fund and share class under the heading entitled “Expenses Paid During the Period.”

The expense examples also provide information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in these Funds and other funds, compare the 5% hypothetical example with the 5% hypothetical examples that appear in other funds’ shareholder reports.

The expenses shown in the expense examples are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as sales charges, if any. Therefore, the hypothetical examples are useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

Derivative Financial Instruments

The Series may invest in various derivative financial instruments, including financial futures contracts and foreign currency exchange contracts, as specified in Note 4 of the Series’ Notes to Financial Statements, which may constitute forms of economic leverage. Such derivative financial instruments are used to obtain exposure to an index and/or market without owning or taking physical custody of securities or to hedge market, foreign currency exchange rate and/or equity risks. Derivative financial instruments involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the derivative financial instrument. The Series’ ability to use a derivative financial instrument successfully depends on the investment advisor’s ability to predict pertinent market movements accurately, which cannot be assured. The use of derivative financial instruments may result in losses greater than if they had not been used, may require the Series to sell or purchase portfolio investments at inopportune times or for distressed values, may limit the amount of appreciation the Series can realize on an investment, may result in lower dividends paid to shareholders or may cause the Series to hold an investment that it might otherwise sell. The Series’ investments in these instruments are discussed in detail in the Series’ Notes to Financial Statements.

8	BLACKROCK INDEX FUNDS, INC.	JUNE 30, 2013

Statements of Assets and Liabilities

June 30, 2013 (Unaudited)	BlackRock International Index Fund	BlackRock Small Cap Index Fund

Assets
Investments at value — from Master International Index Series and Master Small Cap Index Series (each, a “Series”), respectively[1]	$301,198,161	$108,974,320
Withdrawals receivable from the Series	—	453,599
Capital shares sold receivable	944,767	178,239
Prepaid expenses	26,627	27,886

Total assets	302,169,555	109,634,044

Liabilities
Contributions payable to the Series	615,899	—
Capital shares redeemed payable	328,868	631,838
Administration fees payable	51,040	3,773
Service fees payable	51,024	12,731
Officer’s fees payable	7	8
Other accrued expenses payable	77,328	73,488

Total liabilities	1,124,166	721,838

Net Assets	$301,045,389	$108,912,206

Net Assets Consist of
Paid-in capital	$309,661,764	$87,829,981
Undistributed net investment income	3,944,281	474,903
Accumulated net realized loss allocated from the Series	(50,449,832)	(5,262,013)
Net unrealized appreciation/depreciation allocated from the Series	37,889,176	25,869,335

Net Assets	$301,045,389	$108,912,206

[1] Investments at cost	$263,308,985	$83,104,985

Net Asset Value
Institutional:
Net assets	$53,941,886	$46,351,948

Shares outstanding, 125 million shares authorized, $0.0001 par value	4,724,170	3,079,649

Net asset value	$11.42	$15.05

Investor A:
Net assets	$245,645,303	$61,733,826

Shares outstanding, 125 million shares authorized, $0.0001 par value	21,682,258	4,102,039

Net asset value	$11.33	$15.05

Class K:
Net assets	$1,458,200	$826,432

Shares outstanding, 125 million shares authorized, $0.0001 par value	127,643	54,838

Net asset value	$11.42	$15.07

See Notes to Financial Statements.

BLACKROCK INDEX FUNDS, INC.	JUNE 30, 2013	9

Statements of Operations

Six Months Ended June 30, 2013 (Unaudited)	BlackRock International Index Fund	BlackRock Small Cap Index Fund

Investment Income
Income	—	$256,328
Net investment income allocated from the Series:
Dividends — unaffiliated	$6,822,665	652,068
Foreign taxes withheld	(545,665)	(988)
Securities lending — affiliated — net	—	83,150
Dividends — affiliated	393	9,407
Expenses	(78,150)	(34,772)
Fees waived	319	1,263

Total income	6,199,562	966,456

Fund Expenses
Administration	357,638	153,818
Service — Investor A	304,269	70,260
Transfer agent — Institutional	13,122	10,048
Transfer agent — Investor A	86,326	17,474
Transfer agent — Class K	40	51
Professional	24,073	26,013
Registration	23,302	24,975
Printing	18,736	17,640
Miscellaneous	5,892	4,871

Total expenses	833,398	325,150
Less fees waived by administrator	(60,322)	(115,974)
Less transfer agent fees waived and/or reimbursed — class specific	(26,796)	(16,171)

Total expenses after fees waived and/or reimbursed	746,280	193,005

Net investment income	5,453,282	773,451

Realized and Unrealized Gain (Loss) Allocated from the Series
Net realized gain (loss) from investments, financial futures contracts and foreign currency transactions	(1,655,021)	4,087,832

Net change in unrealized appreciation/depreciation on investments, financial futures contracts and foreign currency translations	4,833,919	10,503,994

Total realized and unrealized gain	3,178,898	14,591,826

Net Increase in Net Assets Resulting from Operations	$8,632,180	$15,365,277

See Notes to Financial Statements.

10	BLACKROCK INDEX FUNDS, INC.	JUNE 30, 2013

Statements of Changes in Net Assets

	BlackRock International Index Fund		BlackRock Small Cap Index Fund
Increase (Decrease) in Net Assets:	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31, 2012	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31, 2012

Operations
Net investment income	$5,453,282	$7,437,673	$773,451	$1,578,077
Net realized gain (loss)	(1,655,021)	(20,249,413)	4,087,832	6,203,776
Net change in unrealized appreciation/depreciation	4,833,919	56,355,838	10,503,994	6,639,561

Net increase in net assets resulting from operations	8,632,180	43,544,098	15,365,277	14,421,414

Dividends to Shareholders From
Net investment income:
Institutional	–	(1,661,118)[1]	(121,116)	(1,228,601)[1]
Investor A	–	(6,510,024)[1]	(133,962)	(1,136,281)[1]
Class K	–	(21,576)[1]	(1,250)	(1,125)[1]

Decrease in net assets resulting from dividends to shareholders	–	(8,192,718)	(256,328)	(2,366,007)

Capital Share Transactions
Net increase (decrease) in net assets derived from capital share transactions	15,360,592	3,246,488	131,643	(13,497,292)

Net Assets
Total increase (decrease) in net assets	23,992,772	38,597,868	15,240,592	(1,441,885)
Beginning of period	277,052,617	238,454,749	93,671,614	95,113,499

End of period	$301,045,389	$277,052,617	$108,912,206	$93,671,614

Undistributed (distributions in excess of) net investment income	$3,944,281	$(1,509,001)	$474,903	$(42,220)

[1]	Dividends are determined in accordance with federal income tax regulations.

See Notes to Financial Statements.

BLACKROCK INDEX FUNDS, INC.	JUNE 30, 2013	11

Financial Highlights	BlackRock International Index Fund

	Institutional
	Six Months Ended June 30, 2013 (Unaudited)		Year Ended December 31,
			2012		2011	2010	2009	2008

Per Share Operating Performance
Net asset value, beginning of period	$11.06		$9.63		$11.42	$10.97	$8.75	$15.73

Net investment income[1]	0.22		0.33		0.35	0.25	0.23	0.40
Net realized and unrealized gain (loss)	0.14		1.45		(1.79)[2]	0.53 [2]	2.25 [2]	(7.03)[2]

Net increase (decrease) from investment operations	0.36		1.78		(1.44)	0.78	2.48	(6.63)

Dividends and distributions from:
Net investment income	—		(0.35)[3]		(0.35)[3]	(0.33)[3]	(0.26)[3]	(0.31)[3]
Net realized gain	—		—		—	—	—	(0.04)[3]

Total dividends and distributions	—		(0.35)		(0.35)	(0.33)	(0.26)	(0.35)

Net asset value, end of period	$11.42		$11.06		$9.63	$11.42	$10.97	$8.75

Total Investment Return[4]
Based on net asset value	3.26%	[5]	18.58%		(12.55)%	7.26%	28.38%	(42.24)%

Ratios to Average Net Assets[6]
Total expenses	0.39%	[7,8]	0.42%	[7]	0.44% [7]	0.47%	0.54%	0.54%

Total expenses after fees waived and/or reimbursed	0.35%	[7,8]	0.34%	[7]	0.35% [7]	0.46%	0.54%	0.54%

Net investment income	3.84%	[7,8]	3.22%	[7]	3.14% [7]	2.35%	2.43%	3.11%

Supplemental Data
Net assets, end of period (000)	$53,942		$52,589		$70,169	$112,145	$89,889	$90,688

Portfolio turnover of the Series	3%		21%		6%	8%	30%	30%

[1]	Based on average shares outstanding.

[2]	Includes a redemption fee, which is less than $0.01 per share.

[3]	Dividends and distributions are determined in accordance with federal income tax regulations.

[4]	Where applicable, total investment returns include the reinvestment of dividends and distributions.

[5]	Aggregate total investment return.

[6]	Includes the Fund’s share of the Series’ allocated expenses and/or net investment income.

[7]	Includes the Fund’s share of the Series’ allocated fees waived of less than 0.01%.

[8]	Annualized.

See Notes to Financial Statements.

12	BLACKROCK INDEX FUNDS, INC.	JUNE 30, 2013

Financial Highlights (continued)	BlackRock International Index Fund

	Investor A
	Six Months Ended June 30, 2013 (Unaudited)		Year Ended December 31,
			2012		2011	2010	2009	2008

Per Share Operating Performance
Net asset value, beginning of period	$10.99		$9.57		$11.36	$10.91	$8.71	$15.65

Net investment income[1]	0.21		0.30		0.31	0.23	0.21	0.36
Net realized and unrealized gain (loss)	0.13		1.45		(1.77)[2]	0.52 [2]	2.23 [2]	(6.98)[2]

Net increase (decrease) from investment operations	0.34		1.75		(1.46)	0.75	2.44	(6.62)

Dividends and distributions from:
Net investment income	—		(0.33)[3]		(0.33)[3]	(0.30)[3]	(0.24)[3]	(0.28)[3]
Net realized gain	—		—		—	—	—	(0.04)[3]

Total dividends and distributions	—		(0.33)		(0.33)	(0.30)	(0.24)	(0.32)

Net asset value, end of period	$11.33		$10.99		$9.57	$11.36	$10.91	$8.71

Total Investment Return[4]
Based on net asset value	3.09%	[5]	18.33%		(12.84)%	7.02%	28.00%	(42.41)%

Ratios to Average Net Assets[6]
Total expenses	0.66%	[7,8]	0.69%	[7]	0.70% [7]	0.74%	0.79%	0.79%

Total expenses after fees waived and/or reimbursed	0.60%	[7,8]	0.60%	[7]	0.60% [7]	0.73%	0.79%	0.79%

Net investment income	3.62%	[7,8]	2.90%	[7]	2.84% [7]	2.16%	2.27%	2.83%

Supplemental Data
Net assets, end of period (000)	$245,645		$223,754		$168,266	$163,033	$160,964	$136,073

Portfolio turnover of the Series	3%		21%		6%	8%	30%	30%

[1]	Based on average shares outstanding.

[2]	Includes a redemption fee, which is less than $0.01 per share.

[3]	Dividends and distributions are determined in accordance with federal income tax regulations.

[4]	Where applicable, total investment returns include the reinvestment of dividends and distributions.

[5]	Aggregate total investment return.

[6]	Includes the Fund’s share of the Series’ allocated expenses and/or net investment income.

[7]	Includes the Fund’s share of the Series’ allocated fees waived of less than 0.01%.

[8]	Annualized.

See Notes to Financial Statements.

BLACKROCK INDEX FUNDS, INC.	JUNE 30, 2013	13

Financial Highlights (concluded)	BlackRock International Index Fund

	Class K
	Six Months Ended June 30, 2013 (Unaudited)		Year Ended December 31, 2012	Period March 31, 2011[1] to December 31, 2011

Per Share Operating Performance
Net asset value, beginning of period	$11.06		$9.63	$11.80

Net investment income[2]	0.24		0.22	0.26
Net realized and unrealized gain (loss)	0.12		1.57	(2.08)

Net increase (decrease) from investment operations	0.36		1.79	(1.82)

Dividends from net investment income	—		(0.36)[3]	(0.35)[3]

Net asset value, end of period	$11.42		$11.06	$9.63

Total Investment Return[4]
Based on net asset value	3.26%	[5]	18.65%	(15.38)%[5]

Ratios to Average Net Assets[6,7]
Total expenses	0.35%	[8]	0.33%	0.48%	[8]

Total expenses after fees waived and/or reimbursed	0.30%	[8]	0.29%	0.30%	[8]

Net investment income	4.06%	[8]	2.11%	3.27%	[8]

Supplemental Data
Net assets, end of period (000)	$1,458		$710	$20

Portfolio turnover of the Series	3%		21%	6%

[1]	Commencement of operations.

[2]	Based on average shares outstanding.

[3]	Dividends are determined in accordance with federal income tax regulations.

[4]	Where applicable, total investment returns include the reinvestment of dividends and distributions.

[5]	Aggregate total investment return.

[6]	Includes the Fund’s share of the Series’ allocated expenses and/or net investment income.

[7]	Includes the Fund’s share of the Series’ allocated fees waived of less than 0.01%.

[8]	Annualized.

See Notes to Financial Statements.

14	BLACKROCK INDEX FUNDS, INC.	JUNE 30, 2013

Financial Highlights	BlackRock Small Cap Index Fund

	Institutional
	Six Months Ended June 30, 2013 (Unaudited)		Year Ended December 31,
			2012		2011	2010	2009	2008

Per Share Operating Performance
Net asset value, beginning of period	$12.99		$11.51		$12.21	$9.70	$7.71	$13.79

Net investment income[1]	0.11		0.24		0.14	0.08	0.07	0.14
Net realized and unrealized gain (loss)	1.98		1.61		(0.69)[2]	2.51 [2]	1.98 [2]	(4.86)[2]

Net increase (decrease) from investment operations	2.09		1.85		(0.55)	2.59	2.05	(4.72)

Dividends and distributions from:
Net investment income	(0.03)		(0.37)[3]		(0.15)[3]	(0.08)[3]	(0.06)[3]	(0.15)[3]
Net realized gain	—		—		—	—	—	(1.09)[3]
Tax return of capital	—		—		—	—	—	(0.12)[3]

Total dividends and distributions	(0.03)		(0.37)		(0.15)	(0.08)	(0.06)	(1.36)

Net asset value, end of period	$15.05		$12.99		$11.51	$12.21	$9.70	$7.71

Total Investment Return[4]
Based on net asset value	16.13%	[5,6]	16.10%		(4.49)%	26.77%	26.67%	(34.01)%

Ratios to Average Net Assets[7]
Total expenses	0.53%	[8,9]	0.60%	[8]	0.61% [8]	0.57%	0.56%	0.53%

Total expenses after fees waived and/or reimbursed	0.29%	[8,9]	0.28%	[8]	0.30% [8]	0.52%	0.56%	0.52%

Net investment income	1.58%	[8,9]	1.88%	[8]	1.14% [8]	0.80%	0.85%	1.19%

Supplemental Data
Net assets, end of period (000)	$46,352		$44,328		$49,829	$71,443	$55,744	$46,285

Portfolio turnover of the Series	18%		68%		31%	42%	43%	42%

[1]	Based on average shares outstanding.

[2]	Includes a redemption fee, which is less than $0.01 per share.

[3]	Dividends and distributions are determined in accordance with federal income tax regulations.

[4]	Where applicable, total investment returns include the reinvestment of dividends and distributions.

[5]	Aggregate total investment return.

[6]	Includes income received due to a processing error. Not including this income, the total investment return would have been 15.87%.

[7]	Includes the Fund’s share of the Series’ allocated expenses and/or net investment income.

[8]	Includes the Fund’s share of the Series’ allocated fees waived of less than 0.01%.

[9]	Annualized.

See Notes to Financial Statements.

BLACKROCK INDEX FUNDS, INC.	JUNE 30, 2013	15

Financial Highlights (continued)	BlackRock Small Cap Index Fund

	Investor A
	Six Months Ended June 30, 2013 (Unaudited)		Year Ended December 31,
			2012		2011	2010	2009	2008

Per Share Operating Performance
Net asset value, beginning of period	$13.01		$11.51		$12.21	$9.71	$7.72	$13.79

Net investment income[1]	0.10		0.21		0.11	0.06	0.05	0.11
Net realized and unrealized gain (loss)	1.97		1.62		(0.70)[2]	2.50 [2]	1.98 [2]	(4.85)[2]

Net increase (decrease) from investment operations	2.07		1.83		(0.59)	2.56	2.03	(4.74)

Dividends and distributions from:
Net investment income	(0.03)		(0.33)[3]		(0.11)[3]	(0.06)[3]	(0.04)[3]	(0.12)[3]
Net realized gain	—		—		—	—	—	(1.09)[3]
Tax return of capital	—		—		—	—	—	(0.12)[3]

Total dividends and distributions	(0.03)		(0.33)		(0.11)	(0.06)	(0.04)	(1.33)

Net asset value, end of period	$15.05		$13.01		$11.51	$12.21	$9.71	$7.72

Total Investment Return[4]
Based on net asset value	15.95%	[5,6]	15.96%		(4.76)%	26.35%	26.36%	(34.19)%

Ratios to Average Net Assets[7]
Total expenses	0.81%	[8,9]	0.88%	[8]	0.88% [8]	0.80%	0.82%	0.80%

Total expenses after fees waived and/or reimbursed	0.55%	[8,9]	0.55%	[8]	0.55% [8]	0.78%	0.82%	0.79%

Net investment income	1.35%	[8,9]	1.64%	[8]	0.88% [8]	0.53%	0.59%	0.91%

Supplemental Data
Net assets, end of period (000)	$61,734		$49,303		$45,263	$47,252	$38,340	$29,787

Portfolio turnover of the Series	18%		68%		31%	42%	43%	42%

[1]	Based on average shares outstanding.

[2]	Includes a redemption fee, which is less than $0.01 per share.

[3]	Dividends and distributions are determined in accordance with federal income tax regulations.

[4]	Where applicable, total investment returns include the reinvestment of dividends and distributions.

[5]	Aggregate total investment return.

[6]	Includes income received due to a processing error. Not including this income, the total investment return would have been 15.69%.

[7]	Includes the Fund’s share of the Series’ allocated expenses and/or net investment income.

[8]	Includes the Fund’s share of the Series’ allocated fees waived of less than 0.01%.

[9]	Annualized.

See Notes to Financial Statements.

16	BLACKROCK INDEX FUNDS, INC.	JUNE 30, 2013

Financial Highlights (concluded)	BlackRock Small Cap Index Fund

	Class K
	Six Months Ended June 30, 2013 (Unaudited)		Year Ended December 31, 2012	Period March 31, 2011[1] to December 31, 2011

Per Share Operating Performance
Net asset value, beginning of period	$13.01		$11.51	$13.17

Net investment income[2]	0.14		0.25	0.11
Net realized and unrealized gain (loss)	1.95		1.62	(1.62)

Net increase (decrease) from investment operations	2.09		1.87	(1.51)

Dividends from net investment income	(0.03)		(0.37)[3]	(0.15)[3]

Net asset value, end of period	$15.07		$13.01	$11.51

Total Investment Return[4]
Based on net asset value	16.11%	[5,6]	16.30%	(11.42)%	[5]

Ratios to Average Net Assets[7,8]
Total expenses	0.53%	[9]	0.68%	0.68%	[9]

Total expenses after fees waived and/or reimbursed	0.25%	[9]	0.25%	0.25%	[9]

Net investment income	1.97%	[9]	1.99%	1.28%	[9]

Supplemental Data
Net assets, end of period (000)	$826		$40	$22

Portfolio turnover of the Series	18%		68%	31%

[1]	Commencement of operations.

[2]	Based on average shares outstanding.

[3]	Dividends are determined in accordance with federal income tax regulations.

[4]	Where applicable, total investment returns include the reinvestment of dividends and distributions.

[5]	Aggregate total investment return.

[6]	Includes income received due to a processing error. Not including this income, the total investment return would have been 15.84%.

[7]	Includes the Fund’s share of the Series’ allocated expenses and/or net investment income.

[8]	Includes the Fund’s share of the Series’ allocated fees waived of less than 0.01%.

[9]	Annualized.

See Notes to Financial Statements.

BLACKROCK INDEX FUNDS, INC.	JUNE 30, 2013	17

Notes to Financial Statements (Unaudited)	BlackRock Index Funds, Inc.

1. Organization:

BlackRock International Index Fund (“International Index”) and BlackRock Small Cap Index Fund (“Small Cap Index”) (collectively, “the “Funds” or individually, a “Fund”), are each a series of BlackRock Index Funds, Inc. (the “Corporation”), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, open-end management investment company. The Corporation is organized as a Maryland corporation. The Funds seek to achieve their investment objectives by investing all of their assets in Master International Index Series (“Master International Index”) and Master Small Cap Index Series (“Master Small Cap Index”), respectively (collectively, the “Series” or individually, a “Series”) of Quantitative Master Series LLC (the “Master LLC”), an affiliate of the Funds, each of which have the same investment objective and strategies as the corresponding Funds. The value of a Fund’s investment in the applicable Series reflects the Fund’s proportionate interest in the net assets of the Series. The performance of Funds is directly affected by the performance of the Series. The percentages of the Master International Index and Master Small Cap Index owned by International Index and Small Cap Index at June 30, 2013 were 36.2%, and 16.5%, respectively. The financial statements of the Series, including the Schedules of Investments, are included elsewhere in this report and should be read in conjunction with the Funds’ financial statements. The Funds offer multiple classes of shares. Institutional Shares and Class K Shares are sold without a sales charge and only to certain eligible investors. Investor A Shares are generally sold without a front-end sales charge. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Investor A Shares bear certain expenses related to the shareholder servicing of such shares. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures.

2. Significant Accounting Policies:

The Funds’ financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“US GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Funds:

Valuation: US GAAP defines fair value as the price the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Funds’ policy is to fair value their financial instruments at market value. The Funds record their investment in the Series at fair value based on the Funds’ proportionate interest in the net assets of the Series. Valuation of securities held by the Series is discussed in Note 1 of the Series’ Notes to Financial Statements, which are included elsewhere in this report.

Investment Transactions and Investment Income: For financial reporting purposes, contributions to and withdrawals from the Series are accounted on a trade date basis. The Funds record daily their proportionate share of the Series’ income, expenses and realized and unrealized gains and losses. Realized and unrealized gains and losses are adjusted utilizing partnership tax allocation rules. In addition, the Funds accrue their own expenses. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets. Small Cap Index recognized income due to a processing error.

Dividends and Distributions: Dividends and distributions paid by the Funds are recorded on the ex-dividend dates. The portion of distributions that exceeds a Funds’ current and accumulated earnings and profits, which are measured on a tax basis, will constitute a nontaxable return of capital. Distributions in excess of a Funds’ taxable income and net capital gains, but not in excess of a Funds’ earnings and profits, will be taxable to shareholders as ordinary income and will not constitute a nontaxable return of capital. Capital losses carried forward from years beginning before 2011 do not reduce earnings and profits, even if such carried forward losses offset current year realized gains. The character and timing of dividends and distributions are determined in accordance with federal income tax regulations, which may differ from US GAAP.

Income Taxes: It is the Funds’ policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of their taxable income to their shareholders. Therefore, no federal income tax provision is required.

The Funds file US federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Funds’ US federal tax returns remains open for each of the four years ended December 31, 2012. The statutes of limitations on the Funds’ state and local tax returns may remain open for an additional year depending upon the jurisdiction. Management does not believe there are any uncertain tax positions that require recognition of a tax liability.

Other: Expenses directly related to a Fund or its classes are charged to that Fund or class. Other operating expenses shared by several funds are pro rated among those funds on the basis of relative net assets or other appropriate methods. Expenses directly related to a Fund and other shared expenses pro rated to a Fund are allocated daily to each class based on its relative net assets or other appropriate methods.

3. Administration Agreement and Other Transactions with Affiliates:

The PNC Financial Services Group, Inc. (“PNC”) is the largest stockholder and an affiliate, for 1940 Act purposes, of BlackRock, Inc. (“BlackRock”).

The Corporation, on behalf of the Funds, entered into an Administration Agreement with BlackRock Advisors, LLC (the “Administrator”), an indirect, wholly owned subsidiary of BlackRock, to provide administrative services (other than investment advice and related portfolio activities). For such services, each of International Index and Small Cap Index pays the Administrator a monthly fee at an annual rate of 0.24% and 0.29%, respectively, of the Funds’ average daily net assets. The Funds do not pay an investment advisory fee or investment management fee.

The Administrator contractually agreed to waive and/or reimburse fees or expenses, excluding interest expense, dividend expense, acquired fund fees and expenses and certain other fund expenses, which constitute

18	BLACKROCK INDEX FUNDS, INC.	JUNE 30, 2013

Notes to Financial Statements (continued)	BlackRock Index Funds, Inc.

extraordinary expenses not incurred in the ordinary course of the Funds’ business, in order to limit expenses.

The expense limitation as a percentage of average daily net assets is as follows:

	International Index	Small Cap Index
Institutional	0.35%	0.30%
Investor A	0.60%	0.55%
Class K	0.30%	0.25%

The Administrator has agreed not to reduce or discontinue this contractual waiver or reimbursement prior to May 1, 2014 unless approved by the Corporation’s Board of Directors (the “Board”), including a majority of the Independent Directors. These amounts are shown as fees waived by administrator and transfer agent fees waived and/or reimbursed — class specific, respectively, in the Statements of Operations.

For the six months ended June 30, 2013, the amounts shown as transfer agent fees waived and/or reimbursed — class specific were as follows:

	International Index	Small Cap Index
Institutional	$89	$5,904
Investor A	$26,668	$10,216
Class K	$39	$51

In addition, the Administrator waived $60,322 and $115,974 for International Index and Small Cap Index, respectively, which are shown as fees waived by administrator in the Statements of Operations.

The Corporation, on behalf of the Funds, entered into a Distribution Agreement and Distribution Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of BlackRock. Pursuant to the Distribution Plan and in accordance with Rule 12b-1 under the 1940 Act, the Funds pay BRIL ongoing service fees with respect to their Investor A Shares. The fees are accrued daily and paid monthly at the annual rate of 0.25% based upon the average daily net assets attributable to Investor A Shares.

Pursuant to sub-agreements with BRIL, broker-dealers and BRIL provide shareholder servicing to the Funds. The ongoing service fee compensates BRIL and each broker-dealer for providing shareholder servicing to Investor A shareholders.

Pursuant to written agreements, certain financial intermediaries, some of which may be affiliates, provide the Funds with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to sub-accounts they service. For these services, these entities receive an annual fee per shareholder account, which will vary depending on share class and/or net assets. For the six months ended June 30, 2013, the Funds paid the following to affiliates in return for these services, which are included in transfer agent—class specific in the Statements of Operations:

	International Index	Small Cap Index
Investor A	—	$178

The Administrator maintains a call center, which is responsible for providing certain shareholder services to the Funds, such as responding to shareholder inquiries and processing transactions based upon instructions from shareholders with respect to the subscription and redemption of Fund shares. For the six months ended June 30, 2013, the Funds reimbursed the Administrator the following amounts for costs incurred in running the call center, which are included in transfer agent — class specific in the Statements of Operations:

	International Index	Small Cap Index
Institutional	$34	$25
Investor A	$1,419	$654
Class K	—	$3

Certain officers and/or directors of the Corporation are officers and/or directors of BlackRock or its affiliates. The Funds reimburse the Administrator for a portion of the compensation paid to the Corporation’s Chief Compliance Officer.

4. Income Tax Information:

As of December 31, 2012, the Funds had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates as follows:

Expires December 31,	International Index	Small Cap Index
2016	$4,270,741	—
2017	6,596,186	$5,382,644
No expiration date[1]	25,830,034	—

Total	$36,696,961	$5,382,644

[1]	Must be utilized prior to losses subject to expiration.

BLACKROCK INDEX FUNDS, INC.	JUNE 30, 2013	19

Notes to Financial Statements (continued)	BlackRock Index Funds, Inc.

5. Capital Share Transactions:

Transactions in capital shares for each class were as follows:

	Six Months Ended June 30, 2013		Year Ended December 31, 2012
International Index	Shares	Amount	Shares	Amount
Institutional
Shares sold	979,355	$11,360,283	2,586,365	$27,014,746
Shares issued to shareholders in reinvestment of dividends	—	—	133,467	1,452,499
Shares redeemed	(1,010,024)	(11,678,553)	(5,251,574)	(54,524,964)

Net decrease	(30,669)	$(318,270)	(2,531,742)	$(26,057,719)

Investor A
Shares sold	3,820,817	$44,058,499	6,287,982	$64,635,262
Shares issued to shareholders in reinvestment of dividends	—	—	597,968	6,462,313
Shares redeemed	(2,502,791)	(29,115,252)	(4,100,677)	(42,432,223)

Net increase	1,318,026	$14,943,247	2,785,273	$28,665,352

Class K
Shares sold	80,022	$928,170	72,801	$753,833
Shares issued to shareholders in reinvestment of dividends	—	—	1,909	20,814
Shares redeemed	(16,560)	(192,555)	(12,648)	(135,792)

Net increase	63,462	$735,615	62,062	$638,855

Total Net Increase	1,350,819	$15,360,592	315,593	$3,246,488

At June 30, 2013, affiliates owned 2,119 shares of Class K for International Index.

	Six Months Ended June 30, 2013		Year Ended December 31, 2012
Small Cap Index	Shares	Amount	Shares	Amount
Institutional
Shares sold	680,387	$9,692,011	1,580,057	$19,997,150
Shares issued to shareholders in reinvestment of dividends	3,284	47,690	92,861	1,184,913
Shares redeemed	(1,016,074)	(14,899,553)	(2,591,654)	(32,891,463)

Net decrease	(332,403)	$(5,159,852)	(918,736)	$(11,709,400)

Investor A
Shares sold	849,156	$12,127,897	1,177,051	$14,949,308
Shares issued to shareholders in reinvestment of dividends	2,411	35,027	81,185	1,037,519
Shares redeemed	(540,129)	(7,618,357)	(1,400,945)	(17,787,742)

Net increase (decrease)	311,438	$4,544,567	(142,709)	$(1,800,915)

Class K
Shares sold	56,276	$812,854	2,476	$29,350
Shares issued to shareholders in reinvestment of dividends	81	1,185	33	423
Shares redeemed	(4,627)	(67,111)	(1,299)	(16,750)

Net increase	51,730	$746,928	1,210	$13,023

Total Net Increase (Decrease)	30,765	$131,643	(1,060,235)	$(13,497,292)

At June 30, 2013, affiliates owned 1,898 shares of Class K for Small Cap Index.

6. Subsequent Events:

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

20	BLACKROCK INDEX FUNDS, INC.	JUNE 30, 2013

Series Portfolio Information as of June 30, 2013	Quantitative Master Series LLC

Master International Index Series

Master Small Cap Index Series

Ten Largest Holdings	Percent of Long-Term Investments

Nestlé SA, Registered Shares	2%
HSBC Holdings Plc	2
Roche Holding AG	2
Toyota Motor Corp.	1
Novartis AG, Registered Shares	1
Vodafone Group Plc	1
BP Plc	1
Sanofi	1
GlaxoSmithKline Plc	1
Royal Dutch Shell Plc, Class A	1

Geographic Allocation	Percent of Long-Term Investments

Japan	23%
United Kingdom	21
Switzerland	10
France	9
Germany	9
Australia	8
Hong Kong	3
Netherlands	3
Spain	3
Sweden	3
Italy	2
Singapore	2
Other[1]	4

[1]

Other includes a 1% or less investment in each of the following countries: Belgium, Denmark, Finland, Norway, Ireland, Israel, Austria, Bermuda, Cayman Islands, Greece, Mexico, New Zealand and Portugal.

Ten Largest Holdings	Percent of Long-Term Investments

CoStar Group, Inc.	0.3%
CommVault Systems, Inc.	0.2
FirstMerit Corp.	0.2
Ultimate Software Group, Inc.	0.2
Acuity Brands, Inc.	0.2
Middleby Corp.	0.2
Prosperity Bancshares, Inc.	0.2
athenahealth, Inc.	0.2
Isis Pharmaceuticals, Inc.	0.2
Lufkin Industries, Inc.	0.2

Sector Allocation	Percent of Long-Term Investments

Financials	23%
Information Technology	17
Consumer Discretionary	15
Industrials	14
Health Care	12
Energy	6
Materials	5
Consumer Staples	4
Utilities	3
Telecommunication Services	1

For Series compliance purposes, the Series’ sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes, and/or as defined by Series management. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

BLACKROCK INDEX FUNDS, INC.	JUNE 30, 2013	21

Schedule of Investments June 30, 2013 (Unaudited)	Master International Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Australia — 7.8%
AGL Energy Ltd.	38,553	$510,137
ALS Ltd.	24,392	212,340
Alumina Ltd. (a)	173,063	154,021
Amcor Ltd.	89,410	826,319
AMP Ltd.	214,946	831,284
APA Group	57,688	316,127
Asciano Ltd.	68,460	313,118
ASX Ltd.	13,607	410,329
Aurizon Holdings Ltd.	145,234	551,675
Australia & New Zealand Banking Group Ltd.	198,218	5,145,609
Bendigo and Adelaide Bank Ltd.	29,133	267,143
BGP Holdings Plc (a)	783,183	10
BHP Billiton Ltd.	232,004	6,677,728
Boral Ltd.	54,919	210,139
Brambles Ltd.	114,474	975,103
Caltex Australia Ltd.	9,654	158,791
CFS Retail Property Trust	155,701	283,869
Coca-Cola Amatil Ltd.	40,499	469,224
Cochlear Ltd.	4,105	230,389
Commonwealth Bank of Australia	116,242	7,316,979
Computershare Ltd.	34,173	320,407
Crown Ltd.	28,521	314,413
CSL Ltd.	36,159	2,036,402
Dexus Property Group	358,954	350,051
Echo Entertainment Group Ltd.	52,974	148,485
Federation Centres Ltd.	98,111	212,638
Flight Centre Ltd.	3,947	141,333
Fortescue Metals Group Ltd.	111,508	306,964
Goodman Group	120,840	537,251
GPT Group	126,577	444,452
Harvey Norman Holdings Ltd.	38,809	90,067
Iluka Resources Ltd.	29,539	266,208
Incitec Pivot Ltd.	114,484	298,076
Insurance Australia Group Ltd.	147,200	730,656
Leighton Holdings Ltd.	12,216	171,194
Lend Lease Group	39,211	298,954
Macquarie Group Ltd.	22,908	873,731
Metcash Ltd.	63,088	202,386
Mirvac Group	262,207	383,870
National Australia Bank Ltd.	169,231	4,577,690
Newcrest Mining Ltd.	54,223	500,543
Orica Ltd.	25,710	484,645
Origin Energy Ltd.	80,493	922,399
Qantas Airways Ltd. (a)	77,541	95,243
QBE Insurance Group Ltd.	87,070	1,205,527
Ramsay Health Care Ltd.	9,527	311,395
Rio Tinto Ltd.	31,420	1,505,813
Santos Ltd.	70,736	805,546
Seek Ltd.	23,033	190,662
Sonic Healthcare Ltd.	26,295	357,224
SP AusNet	124,539	133,615
Stockland	156,183	496,953
Suncorp Group Ltd.	94,284	1,024,026
Sydney Airport	13,793	42,560
Tabcorp Holdings Ltd.	52,333	145,744
Tatts Group Ltd.	100,334	289,832
Telstra Corp. Ltd.	314,123	1,365,640
Toll Holdings Ltd.	49,469	239,424
Transurban Group	100,658	621,617
Australia (concluded)
Treasury Wine Estates Ltd.	46,594	$247,588
Wesfarmers Ltd.	72,972	2,640,571
Westfield Group	154,715	1,620,427
Westfield Retail Trust	218,418	617,705
Westpac Banking Corp.	224,222	5,886,918
Whitehaven Coal Ltd.	34,376	72,327
Woodside Petroleum Ltd.	47,481	1,512,170
Woolworths Ltd.	89,981	2,695,528
WorleyParsons Ltd.	14,832	262,753

		64,859,957
Austria — 0.3%
Andritz AG	5,118	262,592
Erste Group Bank AG	16,936	451,408
Immoeast AG NPV (a)	30,711	—
IMMOFINANZ AG	67,515	251,931
OMV AG	11,072	499,470
Raiffeisen Bank International AG	3,624	105,508
Telekom Austria AG	15,806	100,024
Verbund AG	4,748	90,053
Vienna Insurance Group AG	2,602	120,705
Voestalpine AG	7,832	276,966

		2,158,657
Belgium — 1.1%
Ageas	16,408	575,731
Anheuser-Busch InBev NV	58,042	5,225,702
Belgacom SA	10,971	245,642
Colruyt SA	5,505	289,667
Delhaize Group	7,266	449,201
Groupe Bruxelles Lambert SA	5,740	432,330
KBC Groep NV	16,247	605,678
Solvay SA	4,180	547,325
Telenet Group Holding NV	3,551	162,977
UCB SA	7,684	412,483
Umicore SA	8,215	341,126

		9,287,862
Denmark — 1.1%
A.P. Moller - Maersk A/S, Class A	40	269,318
A.P. Moller - Maersk A/S, Class B	97	693,900
Carlsberg A/S, Class B	7,937	709,695
Coloplast A/S, Class B	8,045	450,472
Danske Bank A/S (a)	48,471	826,864
DSV A/S	13,109	319,336
Novo-Nordisk A/S, Class B	29,425	4,574,480
Novozymes A/S, Class B	17,373	556,461
TDC A/S	53,149	430,750
Tryg A/S	1,678	138,243
William Demant Holding A/S (a)	1,914	158,138

		9,127,657
Finland — 0.8%
Elisa Oyj	10,481	204,651
Fortum Oyj	31,478	589,688
Kesko Oyj, Class B	4,450	123,617
Kone Oyj, Class B	11,449	908,128
Metso Oyj	9,209	311,935
Neste Oil Oyj	8,875	129,508
Nokia Oyj (a)	273,582	1,019,896

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedules of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:	ADR	American Depositary Receipts	GBP	British Pound
	AUD	Australian Dollar	REIT	Real Estate Investment Trust
	EUR	Euro	USD	US Dollar

See Notes to Financial Statements.

22	BLACKROCK INDEX FUNDS, INC.	JUNE 30, 2013

Schedule of Investments (continued)	Master International Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Finland (concluded)
Nokian Renkaat Oyj	8,076	$328,622
Orion Oyj, Class B	6,857	160,673
Pohjola Bank Plc, Class A	10,148	149,117
Sampo Oyj, Class A	30,753	1,197,516
Stora Enso Oyj, Class R	40,003	267,871
UPM-Kymmene Oyj	37,340	365,967
Wartsila Oyj	12,697	551,621

		6,308,810
France — 8.9%
Accor SA	11,498	404,163
Aeroports de Paris	2,172	211,140
Air Liquide SA	22,614	2,792,825
Alstom SA	15,320	502,553
ArcelorMittal	73,772	825,680
Arkema	4,407	403,969
Atos	3,901	289,915
AXA SA	129,803	2,558,768
BNP Paribas SA	71,811	3,931,295
Bouygues SA	13,613	346,884
Bureau Veritas SA	15,756	408,007
Cap Gemini SA	10,847	526,750
Carrefour SA	44,260	1,215,675
Casino Guichard-Perrachon SA	3,937	368,920
Christian Dior SA	4,061	656,068
Cie Generale de Geophysique-Veritas (a)	11,523	255,315
Cie Generale des Etablissements Michelin, Class B	13,297	1,188,963
CNP Assurances	10,999	157,924
Compagnie de Saint-Gobain	29,088	1,178,659
Credit Agricole SA (a)	70,732	608,778
Danone SA	41,427	3,118,142
Dassault Systemes SA	4,378	535,110
Edenred	14,550	445,516
EDF SA	17,318	401,892
Essilor International SA	14,585	1,553,854
Eurazeo	2,296	123,116
Eutelsat Communications SA	10,266	291,257
Fonciere Des Regions	1,928	144,504
France Telecom SA	133,668	1,265,755
GDF Suez	95,262	1,868,547
Gecina SA	1,582	174,850
Groupe Eurotunnel SA	40,461	307,664
ICADE	1,743	143,776
Iliad SA	1,652	356,911
Imerys SA	2,500	153,499
JC Decaux SA	4,659	126,818
Kering	5,532	1,125,691
Klepierre	7,240	285,324
L’Oreal SA	17,470	2,871,795
Lafarge SA	13,810	847,976
Lagardere S.C.A.	8,569	239,091
Legrand SA	17,886	829,288
LVMH Moet Hennessy Louis Vuitton SA	18,353	2,979,689
Natixis	64,590	271,196
Pernod Ricard SA	15,262	1,693,988
Publicis Groupe SA	13,081	931,617
Remy Cointreau SA	1,965	208,507
Renault SA	14,139	952,367
Rexel SA	10,866	244,819
Safran SA	17,884	933,659
Sanofi	86,223	8,913,778
Schneider Electric SA	38,187	2,773,395
Scor SE	11,565	354,958
SES SA	21,454	614,691
Societe BIC SA	1,967	197,327
Societe Generale SA	50,416	1,735,090
Sodexo	7,042	586,638
Common Stocks	Shares	Value
France (concluded)
Suez Environnement Co.	19,381	$250,489
Technip SA	7,503	762,547
Thales SA	6,399	298,602
Total SA	153,813	7,512,713
Unibail-Rodamco SE	6,941	1,616,594
Vallourec SA	7,450	378,061
Veolia Environnement SA	24,529	280,052
Vinci SA	33,911	1,700,995
Vivendi SA	89,242	1,691,280
Wendel SA	2,277	234,826
Zodiac Aerospace	2,370	313,816

		74,474,321
Germany — 8.4%
Adidas AG	15,073	1,629,373
Allianz SE, Registered Shares	32,942	4,808,256
Axel Springer AG	2,723	115,876
BASF SE	66,352	5,918,165
Bayer AG, Registered Shares	59,738	6,360,336
Bayerische Motoren Werke AG	23,745	2,072,374
Bayerische Motoren Werke AG, Preference Shares	3,839	262,190
Beiersdorf AG	7,148	622,654
Brenntag AG	3,673	558,269
Celesio AG	5,979	129,791
Commerzbank AG (a)	69,176	600,949
Continental AG	8,073	1,076,203
Daimler AG, Registered Shares	69,430	4,191,410
Deutsche Bank AG, Registered Shares	73,677	3,089,483
Deutsche Boerse AG	14,222	935,214
Deutsche Lufthansa AG, Registered Shares (a)	16,225	328,676
Deutsche Post AG, Registered Shares	65,239	1,619,102
Deutsche Telekom AG, Registered Shares	204,368	2,380,998
E.ON AG	129,142	2,116,463
Fraport AG Frankfurt Airport Services Worldwide	2,725	164,666
Fresenius Medical Care AG & Co. KGaA	15,483	1,097,454
Fresenius SE & Co. KGaA	9,111	1,121,387
GEA Group AG	13,451	476,263
Hannover Rueckversicherung SE, Registered Shares	4,279	307,691
HeidelbergCement AG	10,001	670,075
Henkel AG & Co. KGaA	9,631	754,299
Henkel AG & Co. KGaA, Preference Shares	12,831	1,204,955
Hochtief AG	2,160	140,709
Hugo Boss AG	2,272	249,827
Infineon Technologies AG	76,345	639,077
K+S AG	12,062	445,777
Kabel Deutschland Holding AG	6,304	692,187
Lanxess AG	5,866	353,263
Linde AG	13,442	2,504,881
MAN SE	2,937	320,193
Merck KGaA	4,576	695,917
Metro AG	9,325	294,651
Muenchener Rueckversicherungs AG, Registered Shares	13,043	2,396,163
Porsche Automobil Holding SE, Preference Shares	11,308	873,233
ProSieben SAT.1 Media AG, Preference Shares	7,550	323,821
RWE AG	35,317	1,125,836
RWE AG, Non-Voting Preference Shares	2,740	84,572
SAP AG	66,568	4,860,993
Siemens AG, Registered Shares	57,395	5,812,019
Suedzucker AG	5,905	182,815
Telefonica Deutschland Holding AG	20,099	145,415
ThyssenKrupp AG (a)	28,878	566,075
United Internet AG	7,797	219,798
Volkswagen AG	2,096	407,515
Volkswagen AG, Preference Shares	10,371	2,094,772

		70,042,081

See Notes to Financial Statements.

BLACKROCK INDEX FUNDS, INC.	JUNE 30, 2013	23

Schedule of Investments (continued)	Master International Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Greece — 0.0%
Hellenic Telecommunications Organization SA (a)	17,634	$137,922
OPAP SA	15,543	130,072

		267,994
Hong Kong — 3.0%
AAC Technologies Holdings, Inc.	52,500	294,550
AIA Group Ltd.	870,200	3,666,151
ASM Pacific Technology Ltd.	17,304	189,959
Bank of East Asia Ltd.	84,932	303,999
BOC Hong Kong Holdings Ltd.	273,900	837,884
Cathay Pacific Airways Ltd.	87,263	151,850
Cheung Kong Holdings Ltd.	100,835	1,359,702
Cheung Kong Infrastructure Holdings Ltd.	44,500	296,519
CLP Holdings Ltd.	130,687	1,056,451
First Pacific Co. Ltd.	154,000	164,625
Galaxy Entertainment Group Ltd. (a)	153,000	743,187
Hang Lung Properties Ltd.	158,000	547,285
Hang Seng Bank Ltd.	56,653	834,307
Henderson Land Development Co. Ltd.	74,240	440,902
HKT Trust/HKT Ltd.	156,000	149,132
Hong Kong & China Gas Ltd.	423,324	1,032,935
Hong Kong Exchanges and Clearing Ltd.	76,627	1,150,889
Hopewell Holdings Ltd.	41,349	137,235
Hutchison Whampoa Ltd.	155,176	1,623,491
Hysan Development Co. Ltd.	45,791	197,686
Kerry Properties Ltd.	52,500	204,668
Li & Fung Ltd.	437,980	596,962
The Link REIT	168,914	828,976
MGM China Holdings Ltd.	68,000	180,449
MTR Corp.	103,500	380,344
New World Development Co. Ltd.	264,226	362,935
NWS Holdings Ltd.	100,500	154,076
Orient Overseas International Ltd.	15,057	96,449
PCCW Ltd.	276,000	128,811
Power Assets Holdings Ltd.	102,500	882,320
Sands China Ltd.	178,600	834,610
Shangri-La Asia Ltd.	105,905	182,057
Sino Land Co. Ltd.	211,263	295,382
SJM Holdings Ltd.	137,000	332,473
Sun Hung Kai Properties Ltd.	116,324	1,493,837
Swire Pacific Ltd., Class A	48,077	579,245
Swire Properties Ltd.	83,000	244,356
Wharf Holdings Ltd.	112,357	937,778
Wheelock & Co. Ltd.	64,000	319,319
Wynn Macau Ltd.	108,800	292,647
Yue Yuen Industrial Holdings Ltd.	54,285	140,287

		24,646,720
Ireland — 0.5%
Bank of Ireland (a)	1,510,671	308,054
CRH Plc	53,112	1,074,598
Elan Corp. Plc (a)	34,358	482,149
Experian Plc	72,668	1,262,952
Irish Bank Resolution Corp. Ltd. (a)	62,641	1
James Hardie Industries SE	31,042	266,554
Kerry Group Plc	10,628	586,559
Ryanair Holdings Plc	10,891	100,917

		4,081,784
Israel — 0.5%
Bank Hapoalim BM (a)	74,133	334,561
Bank Leumi Le-Israel (a)	88,217	291,420
Bezeq The Israeli Telecommunication Corp. Ltd.	133,123	176,991
Delek Group Ltd.	355	91,644
Israel Chemicals Ltd.	31,321	307,585
The Israel Corp. Ltd. (a)	206	122,819
Mellanox Technologies Ltd. (a)	2,589	128,716
Mizrahi Tefahot Bank Ltd. (a)	8,935	89,456
Common Stocks	Shares	Value
Israel (concluded)
Nice Systems Ltd.	4,090	$150,384
Teva Pharmaceutical Industries Ltd.	61,564	2,409,479

		4,103,055
Italy — 1.9%
Assicurazioni Generali SpA	83,991	1,468,136
Atlantia SpA	23,169	377,892
Banca Monte dei Paschi di Siena SpA (a)	447,785	113,436
Enel Green Power SpA	121,571	252,305
Enel SpA	473,472	1,485,739
Eni SpA	183,824	3,772,798
Exor SpA	4,458	132,025
Fiat Industrial SpA	63,618	708,187
Fiat SpA (a)	63,071	439,859
Finmeccanica SpA (a)	29,559	147,883
Intesa Sanpaolo SpA	830,586	1,329,386
Luxottica Group SpA	11,720	592,977
Mediobanca SpA	37,921	197,218
Pirelli & C SpA	16,831	194,569
Prysmian SpA	14,595	272,268
Saipem SpA	18,607	302,011
Snam SpA	145,095	660,667
Telecom Italia SpA	719,770	501,680
Telecom Italia SpA, Non-Convertible Savings Shares	434,224	242,083
Tenaris SA	33,336	667,667
Terna SpA	107,886	448,305
UniCredit SpA	317,577	1,484,636
Unione di Banche Italiane ScpA	62,528	226,123

		16,017,850
Japan — 22.1%
ABC-Mart, Inc.	2,000	77,951
Acom Co. Ltd. (a)	2,980	94,802
Advantest Corp.	10,200	168,063
Aeon Co. Ltd.	43,000	565,074
Aeon Credit Financial Co. Ltd.	4,500	127,473
Aeon Mall Co. Ltd.	7,500	186,060
Air Water, Inc.	10,000	140,578
Aisin Seiki Co. Ltd.	13,600	519,281
Ajinomoto Co., Inc.	45,000	660,116
Alfresa Holdings Corp.	2,900	155,281
All Nippon Airways Co. Ltd.	81,000	168,427
Amada Co. Ltd.	24,000	158,007
Aozora Bank Ltd. (a)	77,000	240,477
Asahi Glass Co. Ltd.	71,100	460,856
Asahi Group Holdings Ltd.	27,600	683,700
Asahi Kasei Corp.	90,000	593,831
Asics Corp.	11,000	173,356
Astellas Pharma, Inc.	32,200	1,749,235
The Bank of Kyoto Ltd.	23,000	191,544
The Bank of Yokohama Ltd.	87,000	448,803
Benesse Holdings, Inc.	5,600	202,031
Bridgestone Corp.	46,900	1,599,300
Brother Industries Ltd.	17,100	191,880
Calbee, Inc.	1,500	142,363
Canon, Inc.	82,200	2,693,963
Casio Computer Co. Ltd.	15,800	139,162
Central Japan Railway Co.	10,600	1,291,928
The Chiba Bank Ltd.	53,000	361,615
Chiyoda Corp.	10,000	117,938
Chubu Electric Power Co., Inc.	45,700	647,341
Chugai Pharmaceutical Co. Ltd.	15,900	329,119
The Chugoku Bank Ltd.	13,000	182,162
The Chugoku Electric Power Co., Inc.	21,600	338,692
Citizen Holdings Co. Ltd.	19,000	105,977
Coca-Cola West Co. Ltd.	3,900	69,161
Cosmo Oil Co. Ltd. (a)	38,000	69,887

See Notes to Financial Statements.

24	BLACKROCK INDEX FUNDS, INC.	JUNE 30, 2013

Schedule of Investments (continued)	Master International Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Japan (continued)
Credit Saison Co. Ltd.	11,000	$276,398
Dai Nippon Printing Co. Ltd.	40,000	364,991
The Dai-ichi Life Insurance Co. Ltd.	627	900,086
Daicel Corp.	21,000	183,539
Daido Steel Co. Ltd.	21,000	106,012
Daihatsu Motor Co. Ltd.	15,000	284,111
Daiichi Sankyo Co. Ltd.	47,700	794,911
Daikin Industries Ltd.	16,700	675,010
Dainippon Sumitomo Pharma Co. Ltd.	11,000	145,480
Daito Trust Construction Co. Ltd.	5,100	480,520
Daiwa House Industry Co. Ltd.	37,000	689,200
Daiwa Securities Group, Inc.	123,000	1,030,115
Dena Co. Ltd.	7,400	144,877
Denso Corp.	34,900	1,640,759
Dentsu, Inc.	12,813	443,260
Don Quijote Co. Ltd.	3,700	179,615
East Japan Railway Co.	24,349	1,895,144
Eisai Co. Ltd.	18,700	762,102
Electric Power Development Co. Ltd.	8,400	262,623
FamilyMart Co. Ltd.	4,000	170,674
FANUC Corp.	13,900	2,011,704
Fast Retailing Co. Ltd.	3,800	1,282,517
Fuji Electric Co. Ltd.	40,800	143,456
Fuji Heavy Industries Ltd.	42,000	1,037,158
FUJIFILM Holdings Corp.	34,400	756,581
Fujitsu Ltd.	139,000	575,042
Fukuoka Financial Group, Inc.	54,000	229,671
Furukawa Electric Co. Ltd.	46,000	106,420
Gree, Inc.	6,400	56,786
GungHo Online Entertainment, Inc. (a)	240	262,206
The Gunma Bank Ltd.	27,000	149,283
The Hachijuni Bank Ltd.	28,000	163,369
Hakuhodo DY Holdings, Inc.	1,640	114,863
Hamamatsu Photonics KK	4,900	176,955
Hankyu Hanshin Holdings, Inc.	81,000	461,018
Hino Motors Ltd.	18,000	264,131
Hirose Electric Co. Ltd.	2,100	276,591
The Hiroshima Bank Ltd.	35,000	148,973
Hisamitsu Pharmaceutical Co., Inc.	4,400	223,278
Hitachi Chemical Co. Ltd.	7,400	115,846
Hitachi Construction Machinery Co. Ltd.	7,300	147,240
Hitachi High-Technologies Corp.	4,400	106,109
Hitachi Ltd.	351,000	2,249,031
Hitachi Metals Ltd.	16,000	179,210
Hokkaido Electric Power Co., Inc. (a)	12,900	176,044
Hokuhoku Financial Group, Inc.	85,000	173,567
Hokuriku Electric Power Co.	11,700	183,589
Honda Motor Co. Ltd.	117,700	4,372,488
Hoya Corp.	30,700	631,444
Hulic Co. Ltd.	18,200	195,256
Ibiden Co. Ltd.	8,400	130,744
Idemitsu Kosan Co. Ltd.	1,500	114,985
IHI Corp.	94,000	355,651
Inpex Corp.	163	677,461
Isetan Mitsukoshi Holdings Ltd.	25,205	334,688
Isuzu Motors Ltd.	87,000	594,727
ITOCHU Corp.	108,400	1,253,525
Itochu Techno-Solutions Corp.	1,700	70,373
The Iyo Bank Ltd.	19,000	181,595
J. Front Retailing Co. Ltd.	34,600	275,923
Japan Airlines Co. Ltd.	4,340	223,426
Japan Exchange Group, Inc.	3,500	353,524
Japan Petroleum Exploration Co.	2,000	80,980
Japan Prime Realty Investment Corp.	53	162,179
Japan Real Estate Investment Corp.	42	469,172
Japan Retail Fund Investment Corp.	147	307,104
The Japan Steel Works Ltd.	24,000	131,700
Common Stocks	Shares	Value
Japan (continued)
Japan Tobacco, Inc.	79,800	$2,816,742
JFE Holdings, Inc.	36,200	793,068
JGC Corp.	15,000	540,187
The Joyo Bank Ltd.	51,000	278,534
JSR Corp.	12,500	252,920
JTEKT Corp.	15,100	169,254
JX Holdings, Inc.	166,160	802,289
Kajima Corp.	57,800	191,627
Kamigumi Co. Ltd.	17,000	136,818
Kaneka Corp.	20,000	131,872
The Kansai Electric Power Co., Inc. (a)	53,500	732,324
Kansai Paint Co. Ltd.	18,000	229,773
Kao Corp.	38,300	1,303,790
Kawasaki Heavy Industries Ltd.	99,000	303,830
KDDI Corp.	38,800	2,020,450
Keikyu Corp.	32,000	274,720
Keio Corp.	41,000	281,689
Keisei Electric Railway Co. Ltd.	20,000	187,373
Keyence Corp.	3,292	1,048,866
Kikkoman Corp.	12,000	199,617
Kinden Corp.	10,000	86,053
Kintetsu Corp.	116,000	509,239
Kirin Holdings Co. Ltd.	62,000	971,186
Kobe Steel Ltd. (a)	179,000	221,365
Koito Manufacturing Co. Ltd.	7,000	133,440
Komatsu Ltd.	67,300	1,550,049
Konami Corp.	6,800	144,359
Konica Minolta Holdings, Inc.	33,000	248,382
Kubota Corp.	78,000	1,135,162
Kuraray Co. Ltd.	24,400	341,971
Kurita Water Industries Ltd.	8,200	173,563
Kyocera Corp.	11,600	1,180,252
Kyowa Hakko Kirin Co. Ltd.	19,000	214,764
Kyushu Electric Power Co., Inc. (a)	29,800	449,120
Lawson, Inc.	4,700	358,654
LIXIL Group Corp.	20,100	489,449
M3, Inc.	57	127,849
Mabuchi Motor Co. Ltd.	1,800	96,018
Makita Corp.	8,000	430,098
Marubeni Corp.	123,000	822,052
Marui Group Co. Ltd.	15,700	156,397
Maruichi Steel Tube Ltd.	3,400	86,876
Mazda Motor Corp. (a)	197,400	780,408
McDonald’s Holdings Co. Japan Ltd.	4,500	124,874
Medipal Holdings Corp.	10,100	136,933
Meiji Holdings Co. Ltd.	4,393	210,961
Miraca Holdings, Inc.	4,100	188,407
Mitsubishi Chemical Holdings Corp.	97,500	456,954
Mitsubishi Corp.	101,100	1,727,161
Mitsubishi Electric Corp.	141,000	1,317,518
Mitsubishi Estate Co. Ltd.	91,000	2,422,773
Mitsubishi Gas Chemical Co., Inc.	27,000	197,953
Mitsubishi Heavy Industries Ltd.	218,200	1,213,095
Mitsubishi Logistics Corp.	9,000	125,586
Mitsubishi Materials Corp.	77,000	271,085
Mitsubishi Motors Corp. (a)	301,000	412,007
Mitsubishi Tanabe Pharma Corp.	16,000	207,013
Mitsubishi UFJ Financial Group, Inc.	920,574	5,685,344
Mitsubishi UFJ Lease & Finance Co. Ltd.	41,900	198,796
Mitsui & Co. Ltd.	125,200	1,570,033
Mitsui Chemicals, Inc.	63,000	141,819
Mitsui Fudosan Co. Ltd.	60,000	1,764,001
Mitsui OSK Lines Ltd. (a)	76,000	295,346
Mizuho Financial Group, Inc.	1,655,564	3,438,098
MS&AD Insurance Group Holdings, Inc.	37,370	946,589
Murata Manufacturing Co. Ltd.	14,900	1,133,367
Nabtesco Corp.	7,300	151,568

See Notes to Financial Statements.

BLACKROCK INDEX FUNDS, INC.	JUNE 30, 2013	25

Schedule of Investments (continued)	Master International Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Japan (continued)
Namco Bandai Holdings, Inc.	13,000	$210,697
NEC Corp.	157,000	343,807
Nexon Co. Ltd. (a)	7,300	80,629
NGK Insulators Ltd.	19,000	234,794
NGK Spark Plug Co. Ltd.	13,000	260,193
NHK Spring Co. Ltd.	10,700	123,540
Nidec Corp.	7,600	531,712
Nikon Corp.	24,000	560,736
Nintendo Co. Ltd.	7,900	930,138
Nippon Building Fund, Inc.	51	590,657
Nippon Electric Glass Co. Ltd.	26,500	128,999
Nippon Express Co. Ltd.	60,000	284,916
Nippon Meat Packers, Inc.	14,000	214,147
Nippon Prologis REIT, Inc.	18	156,190
Nippon Steel & Sumitomo Metal Corp.	547,265	1,474,469
Nippon Telegraph & Telephone Corp.	31,376	1,635,345
Nippon Yusen KK	112,000	296,338
The Nishi-Nippon City Bank Ltd.	48,000	125,166
Nissan Motor Co. Ltd.	178,700	1,791,040
Nisshin Seifun Group, Inc.	14,000	167,760
Nissin Foods Holdings Co. Ltd.	4,300	173,895
Nitori Holdings Co. Ltd.	2,300	185,171
Nitto Denko Corp.	11,710	751,028
NKSJ Holdings, Inc.	26,575	631,545
NOK Corp.	7,100	112,568
Nomura Holdings, Inc.	260,700	1,918,952
Nomura Real Estate Holdings, Inc.	8,800	194,389
Nomura Real Estate Office Fund, Inc.	19	83,321
Nomura Research Institute Ltd.	6,900	224,088
NSK Ltd.	36,000	343,435
NTT Data Corp.	91	324,138
NTT DoCoMo, Inc.	1,102	1,714,386
NTT Urban Development Corp.	84	103,102
Obayashi Corp.	46,000	238,514
Odakyu Electric Railway Co. Ltd.	44,000	429,689
OJI Paper Co. Ltd.	57,000	229,756
Olympus Corp. (a)	15,000	455,811
Omron Corp.	14,400	429,307
Ono Pharmaceutical Co. Ltd.	5,800	394,805
Oracle Corp. Japan	2,600	107,690
Oriental Land Co. Ltd.	3,600	557,121
ORIX Corp.	78,800	1,075,361
Osaka Gas Co. Ltd.	134,000	565,803
Otsuka Corp.	1,100	122,683
Otsuka Holdings Co. Ltd.	26,700	881,605
Panasonic Corp. (a)	161,100	1,297,185
Park24 Co. Ltd.	7,000	126,994
Rakuten, Inc.	53,700	635,002
Resona Holdings, Inc.	134,056	652,878
Ricoh Co. Ltd.	48,000	568,815
Rinnai Corp.	2,900	206,206
Rohm Co. Ltd.	6,900	280,218
Sankyo Co. Ltd.	3,600	170,112
Sanrio Co. Ltd.	3,200	148,441
Santen Pharmaceutical Co. Ltd.	5,200	225,029
SBI Holdings, Inc.	15,540	170,846
Secom Co. Ltd.	14,900	810,121
Sega Sammy Holdings, Inc.	14,332	359,133
Sekisui Chemical Co. Ltd.	32,000	339,792
Sekisui House Ltd.	41,000	592,388
Seven & I Holdings Co. Ltd.	54,200	1,984,984
Seven Bank Ltd.	39,600	143,553
Sharp Corp. (a)	75,000	301,985
Shikoku Electric Power Co., Inc. (a)	12,200	220,309
Shimadzu Corp.	16,000	128,793
Shimamura Co. Ltd.	1,600	194,227
Shimano, Inc.	5,600	477,035
Common Stocks	Shares	Value
Japan (continued)
Shimizu Corp.	41,000	$164,818
Shin-Etsu Chemical Co. Ltd.	29,500	1,952,465
Shinsei Bank Ltd.	123,000	279,314
Shionogi & Co. Ltd.	20,900	435,836
Shiseido Co. Ltd.	26,000	386,849
The Shizuoka Bank Ltd.	41,000	442,217
Showa Denko KK	101,000	133,202
Showa Shell Sekiyu KK	13,200	108,298
SMC Corp.	3,900	781,855
Softbank Corp.	68,500	3,987,380
Sojitz Corp.	87,100	144,514
Sony Corp.	74,000	1,563,339
Sony Financial Holdings, Inc.	12,300	193,658
Stanley Electric Co. Ltd.	9,700	188,452
Sumco Corp.	8,600	94,203
Sumitomo Chemical Co. Ltd.	106,000	332,467
Sumitomo Corp.	82,900	1,033,232
Sumitomo Electric Industries Ltd.	53,500	636,866
Sumitomo Heavy Industries Ltd.	38,000	159,567
Sumitomo Metal Mining Co. Ltd.	39,000	434,408
Sumitomo Mitsui Financial Group, Inc.	92,850	4,250,024
Sumitomo Mitsui Trust Holdings, Inc.	239,820	1,118,966
Sumitomo Realty & Development Co. Ltd.	27,000	1,076,060
Sumitomo Rubber Industries Ltd.	11,800	192,624
Suruga Bank Ltd.	13,000	235,748
Suzuken Co. Ltd.	4,900	164,910
Suzuki Motor Corp.	27,300	629,274
Sysmex Corp.	5,100	334,027
T&D Holdings, Inc.	41,100	549,777
Taiheiyo Cement Corp.	82,000	261,678
Taisei Corp.	73,000	263,528
Taisho Pharmaceutical Holdings Co. Ltd.	2,400	170,343
Taiyo Nippon Sanso Corp.	18,000	124,128
Takashimaya Co. Ltd.	19,000	192,571
Takeda Pharmaceutical Co. Ltd.	57,400	2,588,394
TDK Corp.	8,900	306,695
Teijin Ltd.	63,000	138,000
Terumo Corp.	10,900	541,805
THK Co. Ltd.	8,200	172,061
Tobu Railway Co. Ltd.	72,000	371,060
Toho Co. Ltd.	7,800	160,430
Toho Gas Co. Ltd.	30,000	155,141
Tohoku Electric Power Co., Inc. (a)	32,300	403,295
Tokio Marine Holdings, Inc.	49,900	1,574,592
The Tokyo Electric Power Co., Inc. (a)	103,700	535,337
Tokyo Electron Ltd.	12,200	616,826
Tokyo Gas Co. Ltd.	174,000	959,967
Tokyo Tatemono Co. Ltd.	29,000	241,311
Tokyu Corp.	81,000	530,368
Tokyu Land Corp.	33,000	302,080
TonenGeneral Sekiyu KK	19,000	183,853
Toppan Printing Co. Ltd.	39,000	270,548
Toray Industries, Inc.	103,700	670,072
Toshiba Corp.	293,000	1,404,516
Toto Ltd.	20,000	203,361
Toyo Seikan Kaisha Ltd.	12,400	190,871
Toyo Suisan Kaisha Ltd.	6,000	199,636
Toyoda Gosei Co. Ltd.	4,900	119,803
Toyota Boshoku Corp.	5,000	71,893
Toyota Industries Corp.	11,700	477,804
Toyota Motor Corp.	199,200	12,015,309
Toyota Tsusho Corp.	14,900	383,122
Trend Micro, Inc.	7,500	238,446
Tsumura & Co.	4,100	120,829
Ube Industries Ltd.	68,000	125,805
Uni-charm Corp.	8,000	452,467
United Urban Investment Corp.	164	221,401

See Notes to Financial Statements.

26	BLACKROCK INDEX FUNDS, INC.	JUNE 30, 2013

Schedule of Investments (continued)	Master International Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Japan (concluded)
USS Co. Ltd.	1,610	$204,108
West Japan Railway Co.	12,500	530,128
Yahoo! Japan Corp.	1,092	537,717
Yakult Honsha Co. Ltd.	6,700	277,827
Yamada Denki Co. Ltd.	6,800	275,327
Yamaguchi Financial Group, Inc.	14,000	137,749
Yamaha Corp.	10,800	123,741
Yamaha Motor Co. Ltd.	19,800	256,449
Yamato Holdings Co. Ltd.	26,500	558,096
Yamato Kogyo Co. Ltd.	2,900	88,575
Yamazaki Baking Co. Ltd.	8,000	93,889
Yaskawa Electric Corp.	15,000	182,049
Yokogawa Electric Corp.	16,400	196,058
The Yokohama Rubber Co., Ltd.	14,000	140,577

		183,891,642
Mexico — 0.0%
Fresnillo Plc	12,548	169,408
Netherlands — 2.9%
Aegon NV	126,672	849,850
Akzo Nobel NV	17,486	986,665
ASML Holding NV	25,685	2,027,592
Corio NV	4,942	196,683
DE Master Blenders 1753 NV (a)	35,714	571,791
Delta Lloyd NV	12,841	257,334
European Aeronautic Defence and Space Co. NV	42,226	2,259,121
Fugro NV CVA	5,455	296,405
Gemalto NV	5,615	508,397
Heineken Holding NV	7,264	407,123
Heineken NV	16,618	1,057,761
ING Groep NV - CVA (a)	278,265	2,543,086
Koninklijke Ahold NV	74,163	1,103,022
Koninklijke Boskalis Westminster NV	5,261	191,652
Koninklijke DSM NV	11,433	745,356
Koninklijke KPN NV	231,621	480,566
Koninklijke Philips Electronics NV	68,736	1,873,818
Koninklijke Vopak NV	4,966	293,110
QIAGEN NV (a)	16,630	325,407
Randstad Holding NV	8,471	348,229
Reed Elsevier NV	50,983	849,096
STMicroelectronics NV	44,821	402,799
TNT Express NV	26,340	197,348
Unilever NV CVA	117,696	4,633,017
Wolters Kluwer NV	21,091	446,738
Ziggo NV	12,168	488,754

		24,340,720
New Zealand — 0.1%
Auckland International Airport Ltd.	80,989	186,272
Contact Energy Ltd.	25,128	99,446
Fletcher Building Ltd.	49,552	322,709
SKYCITY Entertainment Group Ltd.	39,554	133,442
Telecom Corp. of New Zealand Ltd.	133,880	233,130

		974,999
Norway — 0.8%
Aker Solutions ASA	12,065	164,712
DnB NOR ASA	71,593	1,038,575
Gjensidige Forsikring ASA	14,091	207,591
Norsk Hydro ASA	67,655	271,292
Orkla ASA	54,841	449,012
Seadrill Ltd.	26,827	1,080,494
Statoil ASA	80,275	1,658,326
Subsea 7 SA (a)	19,972	350,164
Telenor ASA	51,536	1,023,660
Yara International ASA	13,150	524,409

		6,768,235
Common Stocks	Shares	Value
Portugal — 0.2%
Banco Espirito Santo SA, Registered Shares (a)	140,243	$112,432
EDP - Energias de Portugal SA	145,550	469,510
Galp Energia SGPS SA	19,001	281,671
Jeronimo Martins SGPS SA	18,024	379,883
Portugal Telecom SGPS SA, Registered Shares	44,559	173,353

		1,416,849
Singapore — 1.6%
Ascendas Real Estate Investment Trust	153,962	269,816
CapitaCommercial Trust	138,000	159,197
CapitaLand Ltd.	180,749	436,686
CapitaMall Trust	166,700	261,588
CapitaMalls Asia Ltd.	100,000	143,425
City Developments Ltd.	35,535	298,946
ComfortDelGro Corp. Ltd.	135,816	195,182
DBS Group Holdings Ltd.	123,407	1,501,604
Genting Singapore Plc	433,227	449,231
Global Logistic Properties Ltd.	221,000	478,038
Golden Agri-Resources Ltd.	511,251	225,070
Hutchison Port Holdings Trust	371,000	271,683
Jardine Cycle & Carriage Ltd.	7,721	258,144
Keppel Corp. Ltd.	106,577	871,729
Keppel Land Ltd.	56,000	147,260
Keppel REIT	400	408
Noble Group Ltd.	317,840	241,728
Olam International Ltd.	108,900	140,173
Oversea-Chinese Banking Corp.	185,914	1,461,494
SembCorp Industries Ltd.	70,590	274,630
Sembcorp Marine Ltd.	59,197	200,603
Singapore Airlines Ltd.	38,009	303,385
Singapore Exchange Ltd.	60,000	331,644
Singapore Press Holdings Ltd.	99,985	328,626
Singapore Technologies Engineering Ltd.	107,213	353,176
Singapore Telecommunications Ltd.	573,132	1,697,511
StarHub Ltd.	44,157	145,188
United Overseas Bank Ltd.	93,572	1,461,230
UOL Group Ltd.	32,457	171,580
Wilmar International Ltd.	138,670	342,964
Yangzijiang Shipbuilding Holdings Ltd.	135,183	88,232

		13,510,171
Spain — 2.8%
Abertis Infraestructuras SA	25,784	449,250
Acciona SA	1,866	98,380
ACS Actividades de Construccion y Servicios SA	9,798	259,198
Amadeus IT Holding SA, Class A	27,197	870,444
Banco Bilbao Vizcaya Argentaria SA	399,792	3,359,797
Banco de Sabadell SA	197,472	327,598
Banco Popular Espanol SA (a)	90,331	276,536
Banco Santander SA	780,960	4,997,551
Bankia SA (a)	289,400	223,758
Caixa Bank	81,589	250,606
Distribuidora Internacional de Alimentacion SA	44,107	333,196
Enagas SA	13,781	340,612
Ferrovial SA	28,157	449,527
Gas Natural SDG SA	26,300	529,880
Grifols SA	10,747	394,837
Iberdrola SA	338,695	1,789,868
Inditex SA	15,670	1,932,820
International Consolidated Airlines Group SA (a)	65,894	264,555
Mapfre SA	56,128	182,618
Red Electrica Corp. SA	7,798	428,791
Repsol YPF SA	60,687	1,280,797
Telefonica SA (a)	295,967	3,807,732
Zardoya Otis SA	11,354	160,788

		23,009,139

See Notes to Financial Statements.

BLACKROCK INDEX FUNDS, INC.	JUNE 30, 2013	27

Schedule of Investments (continued)	Master International Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Sweden — 3.1%
Alfa Laval AB	23,860	$487,348
Assa Abloy AB, Class B	24,584	960,786
Atlas Copco AB, Class A	48,403	1,166,600
Atlas Copco AB, Class B	27,485	588,199
Boliden AB	19,708	244,287
Electrolux AB, Class B	17,162	433,079
Elekta AB, B Shares	26,558	403,643
Getinge AB, Class B	14,243	432,431
Hennes & Mauritz AB, Class B	69,095	2,273,319
Hexagon AB, Class B	17,064	456,144
Husqvarna AB, Class B	29,922	158,023
Industrivarden AB, Class C	8,006	133,687
Investor AB, Class B	33,592	901,638
Investment AB Kinnevik, Class B	14,676	376,250
Lundin Petroleum AB (a)	15,784	312,187
Millicom International Cellular SA	4,433	319,275
Nordea Bank AB	191,920	2,143,221
Ratos AB, Class B	13,092	101,532
Sandvik AB	76,199	910,069
Scania AB, Class B	22,750	455,157
Securitas AB, Class B	22,513	196,814
Skandinaviska Enskilda Banken AB, Class A	108,549	1,036,317
Skanska AB, Class B	27,380	453,747
SKF AB, Class B	29,127	682,362
Svenska Cellulosa AB, B Shares	42,590	1,068,103
Svenska Handelsbanken AB, Class A	35,783	1,433,626
Swedbank AB, Class A	66,307	1,518,732
Swedish Match AB	14,574	517,297
Tele2 AB, Class B	22,260	261,322
Telefonaktiebolaget LM Ericsson, Class B	220,945	2,505,478
TeliaSonera AB	170,183	1,109,034
Volvo AB, Class B	108,284	1,444,990

		25,484,697
Switzerland — 9.0%
ABB Ltd., Registered Shares	158,911	3,442,322
Actelion Ltd., Registered Shares	7,553	454,975
Adecco SA, Registered Shares	9,385	534,494
Aryzta AG	6,071	340,785
Baloise Holding AG, Registered Shares	3,370	327,312
Banque Cantonale Vaudoise	218	108,062
Barry Callebaut AG	177	161,997
Cie Financiere Richemont SA, Class A	37,723	3,326,724
Coca-Cola HBC AG ADR	14,579	340,857
Credit Suisse Group AG	108,346	2,868,360
EMS-Chemie Holding AG	575	170,307
Geberit AG, Registered Shares	2,776	687,680
Givaudan SA, Registered Shares	588	757,682
Holcim Ltd., Registered Shares	16,494	1,148,086
Julius Baer Group Ltd.	16,007	624,727
Kuehne & Nagel International AG, Registered Shares	3,836	420,867
Lindt & Spruengli AG	62	232,733
Lindt & Spruengli AG, Registered Shares	7	304,577
Lonza Group AG, Registered Shares	3,867	290,557
Nestle SA, Registered Shares	232,905	15,283,312
Novartis AG, Registered Shares	166,141	11,767,858
Pargesa Holding SA	2,037	135,727
Partners Group Holding AG	1,231	333,206
Roche Holding AG	50,743	12,594,266
Schindler Holding AG, Participation Certificates	3,448	479,749
Schindler Holding AG, Registered Shares	1,514	205,048
SGS SA, Registered Shares	404	867,356
Sika AG	150	387,861
Sonova Holding AG, Registered Shares	3,539	374,411
Sulzer AG	1,732	276,571
The Swatch Group AG, Bearer Shares	2,220	1,212,650
The Swatch Group AG, Registered Shares	3,151	296,302
Common Stocks	Shares	Value
Switzerland (concluded)
Swiss Life Holding, Registered Shares AG	2,361	$383,242
Swiss Prime Site AG	3,878	285,087
Swiss Re AG	25,325	1,884,201
Swisscom AG, Registered Shares	1,732	758,219
Syngenta AG, Registered Shares	6,758	2,635,342
Transocean Ltd.	25,870	1,242,201
UBS AG, Registered Shares	263,291	4,469,056
Zurich Insurance Group AG	10,735	2,782,608

		75,197,377
United Kingdom — 21.1%
3i Group Plc	70,365	361,304
Aberdeen Asset Management Plc	68,601	399,233
Admiral Group Plc	14,498	292,047
Aggreko Plc	19,053	476,220
AMEC Plc	21,713	332,083
Anglo American Plc	101,409	1,954,213
Antofagasta Plc	27,589	334,298
ARM Holdings Plc	99,770	1,206,925
Associated British Foods Plc	25,171	664,012
AstraZeneca Plc	90,183	4,263,744
Aviva Plc	214,939	1,107,826
Babcock International Group Plc	25,142	422,157
BAE Systems Plc	234,263	1,364,227
Barclays Plc	872,171	3,714,350
BG Group Plc	245,841	4,177,832
BHP Billiton Plc	152,553	3,889,769
BP Plc	1,384,313	9,607,054
British American Tobacco Plc	139,404	7,149,965
British Land Co. Plc	67,021	577,358
British Sky Broadcasting Group Plc	75,685	911,773
BT Group Plc	571,208	2,681,677
Bunzl Plc	23,887	465,894
Burberry Group Plc	32,909	677,020
The Capita Group Plc	46,492	683,386
Capital Shopping Centres Group Plc	47,929	227,834
Carnival Plc	13,771	478,678
Centrica Plc	372,818	2,039,206
Cobham Plc	76,587	305,356
Compass Group Plc	132,913	1,698,306
Croda International Plc	9,750	367,673
Diageo Plc	181,297	5,198,925
Direct Line Insurance Group Plc	59,281	210,081
easyJet Plc	11,381	224,330
G4S Plc	98,515	347,363
GKN Plc	116,331	532,493
GlaxoSmithKline Plc	354,401	8,858,685
Glencore International Plc	729,061	3,017,932
Hammerson Plc	50,178	372,053
Hargreaves Lansdown Plc	16,520	223,141
HSBC Holdings Plc	1,335,034	13,820,458
ICAP Plc	39,581	218,540
IMI Plc	23,015	433,798
Imperial Tobacco Group Plc	70,888	2,458,013
Inmarsat Plc	31,730	324,948
InterContinental Hotels Group Plc	19,268	529,527
Intertek Group Plc	11,411	507,237
Invensys Plc	47,023	294,458
Investec Plc	39,244	246,967
ITV Plc	264,488	563,902
J. Sainsbury Plc	87,633	473,643
Johnson Matthey Plc	14,590	582,942
Kingfisher Plc	174,636	910,520
Land Securities Group Plc	57,804	776,350
Legal & General Group Plc	432,596	1,127,497
Lloyds Banking Group Plc (a)	3,304,421	3,173,271
London Stock Exchange Group Plc	12,540	254,888

See Notes to Financial Statements.

28	BLACKROCK INDEX FUNDS, INC.	JUNE 30, 2013

Schedule of Investments (continued)	Master International Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
United Kingdom (continued)
Marks & Spencer Group Plc	119,053	$778,991
Meggitt Plc	56,373	444,145
Melrose Industries Plc	94,506	358,201
National Grid Plc	264,918	3,003,009
Next Plc	11,423	791,273
Old Mutual Plc	359,759	987,577
Pearson Plc	59,851	1,064,407
Persimmon Plc (a)	21,689	389,337
Petrofac Ltd.	18,345	333,940
Prudential Plc	184,874	3,017,656
Randgold Resources Ltd.	6,128	388,310
Reckitt Benckiser Group Plc	46,722	3,304,951
Reed Elsevier Plc	85,336	970,456
Resolution Ltd.	101,525	439,772
Rexam Plc	56,334	408,828
Rio Tinto Plc	92,677	3,769,076
Rolls-Royce Holdings Plc	136,313	2,347,090
Royal Bank of Scotland Group Plc (a)	151,160	627,281
Royal Dutch Shell Plc, Class A	272,487	8,704,324
Royal Dutch Shell Plc, Class B	188,844	6,254,311
RSA Insurance Group Plc	269,916	489,680
SABMiller Plc	69,248	3,319,980
The Sage Group Plc	81,163	419,468
Schroders Plc	7,939	263,550
Segro Plc	52,071	220,900
Serco Group Plc	36,071	339,214
Severn Trent Plc	17,021	431,002
Shire Plc	40,686	1,289,346
Smith & Nephew Plc	66,763	747,736
Smiths Group Plc	27,823	553,532
SSE Plc	69,035	1,598,682
Standard Chartered Plc	174,364	3,785,507
Standard Life Plc	173,557	913,373
Tate & Lyle Plc	32,559	408,507
Tesco Plc	582,273	2,932,218
Travis Perkins Plc	17,536	388,287
Tui Travel Plc	31,441	170,466
Tullow Oil Plc	66,532	1,012,803
Unilever Plc	92,744	3,754,478
United Utilities Group Plc	48,256	502,064
Vedanta Resources Plc	7,455	115,872
Common Stocks	Shares	Value
United Kingdom (concluded)
Vodafone Group Plc	3,534,373	$10,128,362
The Weir Group Plc	15,152	495,452
Whitbread Plc	12,637	587,869
William Hill Plc	61,775	414,255
WM Morrison Supermarkets Plc	158,518	630,973
Wolseley Plc	20,170	930,634
WPP Plc	90,903	1,553,788

		175,294,315
Total Common Stocks — 98.0%		815,434,300

Preferred Stocks — 0.0%
Germany — 0.0%
Fuchs Petrolub AG, Preference Shares	2,547	201,931

Rights
Bermuda — 0.0%
First Pacific Co. Ltd. (Expires 7/03/13)	19,250	521
Hong Kong — 0.0%
New World Development Co. Ltd. (Expires 8/30/13)	3,302	—
Spain — 0.0%
Repsol SA (a) (Expires 7/10/13)	58,989	32,863
Total Rights — 0.0%		33,384
Total Long-Term Investments (Cost — $654,241,039) — 98.0%		815,669,615

Short-Term Securities
BlackRock Liquidity Funds, TempCash, Institutional Class, 0.06% (b)(c)	4,365,311	4,365,311
Total Short-Term Securities (Cost — $4,365,311) — 0.5%		4,365,311
Total Investments (Cost — $658,606,350*) — 98.5%		820,034,926
Other Assets Less Liabilities — 1.5%		12,302,414

Net Assets — 100.0%		$832,337,340

Notes to Schedule of Investments

*	As of June 30, 2013, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$700,610,351

Gross unrealized appreciation	$201,007,021
Gross unrealized depreciation	(81,582,446)

Net unrealized appreciation	$119,424,575

(a)	Non-income producing security.

(b)	Investments in issuers considered to be an affiliate of the Series during the six months ended June 30, 2013, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at December 31, 2012	Net Activity		Shares Held at June 30, 2013	Income
BlackRock Liquidity Funds, TempCash, Institutional Class	—	4,365,311	[1]	4,365,311	$1,102

[1]	Represents net shares purchased.

See Notes to Financial Statements.

BLACKROCK INDEX FUNDS, INC.	JUNE 30, 2013	29

Schedule of Investments (continued)	Master International Index Series

(c)	Represents the current yield as of report date.

•	Financial futures contracts as of June 30, 2013 were as follows:

Contracts Purchased	Issue	Exchange	Expiration	Notional Value	Unrealized Appreciation (Depreciation)
119	DJ Euro Stoxx 50 Index	Eurex	September 2013	$4,024,205	$(92,969)
44	FTSE 100 Index	Euronext LIFFE	September 2013	$4,123,386	(30,950)
41	Nikkei 225 Index	Singapore Exchange	September 2013	$2,816,218	73,369
14	SPI 200 Index	Australian Securities Exchange	September 2013	$1,526,521	8,106
Total					$(42,444)

•	Foreign currency exchange contracts as of June 30, 2013 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Depreciation
AUD	646,343	USD	600,000	Deutsche Bank AG	7/01/13	$(8,887)
EUR	766,754	USD	1,000,000	Deutsche Bank AG	7/01/13	(1,956)
GBP	327,890	USD	500,000	Deutsche Bank AG	7/01/13	(1,295)
Total						$(12,138)

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Series has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Series’ own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Series’ policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Series’ policy regarding valuation of investments and derivative financial instruments, please refer to Note 2 of the Notes to Financial Statements.

The following tables summarize the Series’ investments and derivative financial instruments categorized in the disclosure hierarchy as of June 30, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks:
Australia	$2,036,412	$62,823,545	—	$64,859,957
Austria	—	2,158,657	—	2,158,657
Belgium	162,977	9,124,885	—	9,287,862
Denmark	430,750	8,696,907	—	9,127,657
Finland	—	6,308,810	—	6,308,810
France	586,638	73,887,683	—	74,474,321
Germany	—	70,042,081	—	70,042,081
Greece	—	267,994	—	267,994
Hong Kong	—	24,646,720	—	24,646,720
Ireland	586,560	3,495,224	—	4,081,784
Israel	—	4,103,055	—	4,103,055
Italy	—	16,017,850	—	16,017,850
Japan	56,786	183,834,856	—	183,891,642
Mexico	—	169,408	—	169,408
Netherlands	1,080,188	23,260,532	—	24,340,720
New Zealand	—	974,999	—	974,999
Norway	350,164	6,418,071	—	6,768,235
Portugal	—	1,416,849	—	1,416,849

See Notes to Financial Statements.

30	BLACKROCK INDEX FUNDS, INC.	JUNE 30, 2013

Schedule of Investments (concluded)	Master International Index Series

	Level 1	Level 2	Level 3	Total
Common Stocks (concluded):
Singapore	—	$13,510,171	—	$13,510,171
Spain	$223,758	22,785,381	—	23,009,139
Sweden	—	25,484,697	—	25,484,697
Switzerland	340,857	74,856,520	—	75,197,377
United Kingdom	210,081	175,084,234	—	175,294,315
Preferred Securities	—	201,931	—	201,931
Rights:
Bermuda	521	—	—	521
Spain	32,863	—	—	32,863
Short-Term Securities	4,365,311			4,365,311

Total	$10,463,866	$809,571,060	—	$820,034,926

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Equity contracts	$81,475	—	—	$81,475
Liabilities:
Equity contracts	(123,919)	—	—	(123,919)
Foreign currency exchange contracts	—	$(12,138)	—	(12,138)

Total	$(42,444)	$(12,138)	—	$(54,582)

[1]

Derivative financial instruments are financial futures contracts and foreign currency exchange contracts. Financial futures contracts and foreign currency exchange contracts are valued at the unrealized appreciation/depreciation on the instrument.

Certain of the Series’ assets are held at carrying amount, which approximates fair value for financial statement purposes. As of June 30, 2013, such assets are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged for financial futures contracts	$840,000	—	—	$840,000
Foreign currency at value	5,547,756	—	—	5,547,756

Total	$6,387,756	—	—	$6,387,756

There were no transfers between levels during the six months ended June 30, 2013.

See Notes to Financial Statements.

BLACKROCK INDEX FUNDS, INC.	JUNE 30, 2013	31

Schedule of Investments June 30, 2013 (Unaudited)	Master Small Cap Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Advertising Agencies — 0.6%
Arbitron, Inc.	12,238	$568,455
Constant Contact, Inc. (a)	14,003	225,028
Digital Generation, Inc. (a)	11,029	81,284
Harte-Hanks, Inc.	19,696	169,386
Marchex, Inc., Class B	10,326	62,162
Marin Software, Inc. (a)	4,152	42,516
Marketo, Inc. (a)	3,150	78,340
MDC Partners, Inc., Class A	11,544	208,254
National CineMedia, Inc.	25,974	438,701
QuinStreet, Inc. (a)(b)	14,323	123,607
ReachLocal, Inc. (a)	4,733	58,027
Travelzoo, Inc. (a)(b)	3,607	98,327
Valassis Communications, Inc.	17,706	435,391
ValueClick, Inc. (a)(b)	34,732	857,186
Viad Corp.	9,258	227,006

		3,673,670
Aerospace — 1.3%
AAR Corp.	18,120	398,278
AeroVironment, Inc. (a)	8,377	169,048
API Technologies Corp. (a)	14,894	41,703
Astronics Corp. (a)	5,720	233,776
Cubic Corp.	9,015	433,622
Curtiss-Wright Corp.	21,331	790,527
Ducommun, Inc. (a)	4,782	101,665
Erickson Air-Crane, Inc. (a)	1,723	32,410
Esterline Technologies Corp. (a)	14,246	1,029,843
GenCorp, Inc. (a)	27,638	449,394
Heico Corp.	24,184	1,218,148
Kaman Corp., Class A	12,324	425,917
Kratos Defense & Security Solutions, Inc. (a)	19,861	128,699
LMI Aerospace, Inc. (a)	4,670	87,516
Moog, Inc., Class A (a)(b)	20,640	1,063,579
Orbital Sciences Corp. (a)	27,345	474,983
Teledyne Technologies, Inc. (a)	17,021	1,316,574

		8,395,682
Agriculture, Fishing & Ranching — 0.5%
Alico, Inc.	1,345	53,948
The Andersons, Inc.	8,507	452,487
Cal-Maine Foods, Inc.	6,754	314,129
Calavo Growers, Inc.	5,589	151,965
Fresh Del Monte Produce, Inc.	17,227	480,289
Limoneira Co.	4,532	93,948
Pilgrims Pride Corp. (a)	27,670	413,390
Sanderson Farms, Inc.	10,491	696,812
Seaboard Corp.	134	362,872

		3,019,840
Air Transport — 1.0%
Air Transport Services Group, Inc. (a)	23,730	156,855
Allegiant Travel Co.	6,844	725,396
Atlas Air Worldwide Holdings, Inc. (a)	11,759	514,574
Bristow Group, Inc.	16,465	1,075,494
Era Group, Inc. (a)	9,115	238,357
Hawaiian Holdings, Inc. (a)	23,632	144,391
JetBlue Airways Corp. (a)	105,962	667,561
PHI, Inc. (a)	5,744	197,019
Republic Airways Holdings, Inc. (a)	22,396	253,747
SkyWest, Inc.	23,633	319,991
Spirit Airlines, Inc. (a)	27,464	872,531
US Airways Group, Inc. (a)	74,621	1,225,277

		6,391,193
Alternative Energy — 0.1%
Ameresco, Inc., Class A (a)	8,900	80,189
Amyris, Inc. (a)	12,184	35,212
EnerNOC, Inc. (a)	11,996	159,067
Common Stocks	Shares	Value
Alternative Energy (concluded)
Green Plains Renewable Energy, Inc. (a)	11,523	$153,486
Rex American Resources Corp. (a)	2,495	71,781
Solazyme, Inc. (a)(b)	21,925	256,961

		756,696
Aluminum — 0.1%
Century Aluminum Co. (a)	23,451	217,625
Kaiser Aluminum Corp.	8,593	532,250
Noranda Aluminum Holding Corp.	15,286	49,374

		799,249
Asset Management & Custodian — 1.2%
Apollo Investment Corp.	102,486	793,242
Arlington Asset Investment Corp.	6,742	180,281
Calamos Asset Management, Inc., Class A	9,076	95,298
Capital Southwest Corp.	1,516	208,950
CIFC Corp. (a)	3,068	23,163
Cohen & Steers, Inc.	8,597	292,126
Cowen Group, Inc., Class A (a)	44,072	127,809
Diamond Hill Investments Group, Inc.	1,276	108,524
Fifth Street Finance Corp.	55,139	576,203
Financial Engines, Inc.	22,292	1,016,292
GAMCO Investors, Inc., Class A	2,749	152,322
Golub Capital BDC, Inc.	15,676	274,330
GSV Capital Corp. (a)	8,776	68,979
Horizon Technology Finance Corp.	3,633	49,917
JMP Group, Inc.	7,232	48,021
KCAP Financial, Inc.	12,867	144,882
Manning & Napier, Inc.	6,222	110,503
MCG Capital Corp.	32,684	170,284
Medley Capital Corp.	13,195	179,188
MVC Capital, Inc.	10,877	136,941
National Financial Partners Corp. (a)	18,297	463,097
New Mountain Finance Corp. (a)	14,169	200,633
NGP Capital Resources Co.	9,623	58,989
Oppenheimer Holdings, Inc.	4,496	85,604
Pzena Investment Management, Inc., Class A	5,122	33,396
Resource America, Inc., Class A	5,628	47,838
Solar Capital Ltd.	20,510	473,576
Solar Senior Capital Ltd.	5,256	96,763
TCP Capital Corp.	11,679	195,857
THL Credit, Inc.	11,854	180,062
TICC Capital Corp.	24,061	231,467
Virtus Investment Partners, Inc. (a)	2,646	466,410
Westwood Holdings Group, Inc.	3,154	135,370
WhiteHorse Finance, Inc.	3,049	48,022
WisdomTree Investments, Inc. (a)	45,730	529,096

		8,003,435
Auto Parts — 0.8%
American Axle & Manufacturing Holdings, Inc. (a)	30,651	571,028
Dana Holding Corp.	66,909	1,288,668
Dorman Products, Inc.	11,491	524,334
Federal-Mogul Corp., Class A (a)	8,408	85,846
Fuel Systems Solutions, Inc. (a)	6,399	114,478
Gentherm, Inc. (a)	15,188	282,041
Meritor, Inc. (a)	44,476	313,556
Remy International, Inc.	6,200	115,134
Standard Motor Products, Inc.	9,050	310,777
Stoneridge, Inc. (a)	12,988	151,180
Superior Industries International, Inc.	10,583	182,134
Tenneco, Inc. (a)	27,711	1,254,754
Tower International, Inc. (a)	2,785	55,115

		5,249,045
Auto Services — 0.2%
Cooper Tire & Rubber Co.	28,858	957,220

See Notes to Financial Statements.

32	BLACKROCK INDEX FUNDS, INC.	JUNE 30, 2013

Schedule of Investments (continued)	Master Small Cap Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Back Office Support, HR & Consulting — 2.1%
The Advisory Board Co. (a)(b)	16,160	$883,144
Angie’s List, Inc. (a)	19,244	510,928
Barrett Business Services, Inc.	3,225	168,377
CBIZ, Inc. (a)	17,268	115,868
CDI Corp.	6,361	90,072
Convergys Corp.	47,878	834,513
The Corporate Executive Board Co.	15,318	968,404
CoStar Group, Inc. (a)(b)	12,999	1,677,781
CRA International, Inc. (a)	4,625	85,424
Dice Holdings, Inc. (a)(b)	18,571	171,039
ExlService Holdings, Inc. (a)	14,814	437,902
Forrester Research, Inc.	5,725	210,050
FTI Consulting, Inc. (a)	18,360	603,860
GP Strategies Corp. (a)	6,712	159,880
The Hackett Group, Inc.	11,769	61,081
Heidrick & Struggles International, Inc.	8,233	137,656
Huron Consulting Group, Inc. (a)	10,600	490,144
ICF International, Inc. (a)	8,978	282,897
Innovative Solutions & Support, Inc.	5,524	35,354
Insperity, Inc.	10,237	310,181
Kelly Services, Inc., Class A	12,222	213,518
Kforce, Inc.	12,358	180,427
Korn/Ferry International (a)	22,181	415,672
Liquidity Services, Inc. (a)(b)	11,314	392,256
MAXIMUS, Inc.	15,561	1,158,983
Monster Worldwide, Inc. (a)(b)	53,139	260,912
Navigant Consulting, Inc. (a)	22,978	275,736
On Assignment, Inc. (a)	20,818	556,257
PRGX Global, Inc. (a)	12,885	70,739
Resources Connection, Inc.	18,595	215,702
RPX Corp. (a)	14,696	246,893
ServiceSource International, Inc. (a)	27,782	258,928
SYKES Enterprises, Inc. (a)	17,864	281,537
TeleTech Holdings, Inc. (a)(b)	9,083	212,815
TrueBlue, Inc. (a)	18,559	390,667
WageWorks, Inc. (a)	11,359	391,318

		13,756,915
Banks: Diversified — 7.2%
1st Source Corp.	6,991	166,106
1st United Bancorp, Inc.	13,813	92,823
Access National Corp.	3,424	44,444
Ambac Financial Group, Inc. (a)	20,505	488,634
American National BankShares, Inc.	3,679	85,500
Ameris Bancorp (a)	10,989	185,165
Ames National Corp.	4,224	96,138
Arrow Financial Corp.	4,881	120,805
Bancfirst Corp.	3,235	150,589
Banco Latinoamericana De Comercio Exterior SA	13,339	298,660
The Bancorp, Inc. (a)	15,074	225,959
BancorpSouth, Inc.	43,477	769,543
Bank of Kentucky Financial Corp.	2,826	80,371
Bank of Marin Bancorp	2,514	100,560
Bank of the Ozarks, Inc.	14,209	615,676
Banner Corp.	8,914	301,204
Bar Harbor Bankshares	1,825	66,704
BBCN Bancorp, Inc.	36,117	513,584
BBX Capital Corp. (a)	3,240	41,828
BNC Bancorp	8,047	91,897
Boston Private Financial Holdings, Inc.	36,489	388,243
Bridge Bancorp, Inc.	4,130	92,925
Bridge Capital Holdings (a)	4,387	69,578
Bryn Mawr Bank Corp.	6,139	146,906
C&F Financial Corp.	1,525	84,988
Camden National Corp.	3,545	125,741
Capital City Bank Group, Inc. (a)	5,624	64,845
Capitol Federal Financial, Inc.	67,391	818,127
Common Stocks	Shares	Value
Banks: Diversified (continued)
Cardinal Financial Corp.	13,801	$202,047
Cascade Bancorp (a)	3,048	18,928
Cathay General Bancorp	36,034	733,292
Center Bancorp, Inc.	5,598	71,039
Centerstate Banks, Inc.	13,926	120,878
Central Pacific Financial Corp. (a)	10,041	180,738
Century Bancorp, Inc., Class A	1,584	55,440
Charter Financial Corp.	10,198	102,796
Chemical Financial Corp.	12,668	329,241
Chemung Financial Corp.	1,521	50,938
Citizens & Northern Corp.	5,753	111,148
City Holding Co.	7,233	281,725
CNB Financial Corp.	5,862	99,302
CoBiz Financial, Inc.	16,409	136,195
Columbia Banking System, Inc.	23,355	556,083
Community Bank System, Inc.	18,334	565,604
Community Trust Bancorp, Inc.	6,490	231,174
CommunityOne Bancorp (a)	4,799	38,920
Crescent Financial Bancshares, Inc. (a)	5,192	22,741
CU Bancorp (a)	4,171	65,902
Customers Bancorp, Inc. (a)	9,000	146,250
CVB Financial Corp.	41,943	493,250
Eagle Bancorp, Inc. (a)	10,191	228,070
Enterprise Bancorp, Inc.	3,231	59,741
Enterprise Financial Services Corp.	8,351	133,282
EverBank Financial Corp.	36,538	605,069
Farmers Capital Bank Corp. (a)	3,346	72,575
Fidelity Southern Corp. (a)	4,745	58,696
Financial Institutions, Inc.	6,392	117,677
First Bancorp, Inc.	4,452	77,821
First Bancorp, North Carolina	8,950	126,195
First Bancorp, Puerto Rico (a)	33,028	233,838
First Busey Corp.	33,632	151,344
First Commonwealth Financial Corp.	44,985	331,539
First Community Bancshares, Inc.	8,283	129,877
First Connecticut Bancorp, Inc.	7,834	109,049
First Financial Bancorp	26,623	396,683
First Financial Bankshares, Inc.	14,436	803,508
First Financial Corp.	5,207	161,365
First Interstate Bancsystem, Inc.	7,949	164,783
First M&F Corp.	3,715	58,734
First Merchants Corp.	13,223	226,774
First Midwest Bancorp, Inc.	34,344	471,200
First NBC Bank Holding Co.	1,885	45,994
The First of Long Island Corp.	3,673	121,907
First Security Group, Inc. (a)	28,323	61,461
FirstMerit Corp.	75,660	1,515,470
Flagstar Bancorp, Inc. (a)	8,965	125,151
FNB Corp.	66,158	799,189
German American Bancorp, Inc.	5,909	133,071
Glacier Bancorp, Inc.	32,940	730,939
Guaranty Bancorp	6,877	78,054
Hampton Roads Bankshares, Inc. (a)	14,526	18,739
Hancock Holding Co.	38,677	1,163,017
Hanmi Financial Corp. (a)	14,480	255,862
Heartland Financial USA, Inc.	6,827	187,674
Heritage Commerce Corp. (a)	9,712	67,984
Heritage Oaks Bancorp (a)	9,523	58,757
Home Bancshares, Inc.	20,694	537,423
Horizon Bancorp	3,902	79,640
Hudson Valley Holding Corp.	7,521	127,707
IBERIABANK Corp.	13,564	727,166
Independent Bank Corp. (b)	10,461	360,904
Independent Bank Group, Inc. (a)	1,703	51,771
International Bancshares Corp.	24,432	551,675
Intervest Bancshares Corp. (a)	7,962	53,186
Investors Bancorp, Inc.	21,161	446,074

See Notes to Financial Statements.

BLACKROCK INDEX FUNDS, INC.	JUNE 30, 2013	33

Schedule of Investments (continued)	Master Small Cap Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Banks: Diversified (continued)
Janus Capital Group, Inc.	67,784	$576,842
Lakeland Bancorp, Inc.	13,847	144,424
Lakeland Financial Corp.	7,585	210,484
LCNB Corp.	2,586	57,823
Macatawa Bank Corp. (a)	10,602	53,434
MainSource Financial Group, Inc.	9,409	126,363
MB Financial, Inc.	25,044	671,179
Mercantile Bank Corp.	4,015	72,150
Merchants Bancshares, Inc.	2,559	75,670
Meridian Interstate Bancorp, Inc. (a)	3,846	72,420
Metro Bancorp, Inc. (a)	6,516	130,515
MetroCorp Bancshares, Inc.	7,377	72,000
Middleburg Financial Corp.	2,525	48,228
Midsouth Bancorp, Inc.	3,879	60,241
NASB Financial, Inc. (a)	1,906	49,880
National Bank Holdings Corp. Class A	23,747	467,816
National Bankshares, Inc.	3,272	116,254
National Penn Bancshares, Inc.	53,611	544,688
NBT Bancorp, Inc.	20,108	425,686
Newbridge Bancorp (a)	11,274	67,531
Northrim Bancorp, Inc.	3,043	73,610
OFG Bancorp	20,885	378,227
Old National Bancorp	46,368	641,269
Pacific Continental Corp.	8,345	98,471
Pacific Premier Bancorp, Inc. (a)	6,817	83,304
PacWest Bancorp	17,374	532,513
Palmetto Bancshares, Inc. (a)	2,000	26,000
Park National Corp.	5,297	364,381
Park Sterling Corp. (a)	20,640	121,982
Peapack-Gladstone Financial Corp.	4,203	73,552
Penns Woods Bancorp, Inc.	1,811	75,808
Peoples Bancorp, Inc.	5,004	105,484
Pinnacle Financial Partners, Inc. (a)(b)	16,026	412,028
Preferred Bank (a)	5,405	89,074
PrivateBancorp, Inc.	29,630	628,452
Prosperity Bancshares, Inc.	27,483	1,423,345
Provident Financial Services, Inc.	27,263	430,210
Renasant Corp.	11,605	282,466
Republic Bancorp, Inc., Class A	4,546	99,648
Rockville Financial, Inc.	12,594	164,730
Roma Financial Corp.	3,414	61,998
S&T Bancorp, Inc.	13,592	266,403
Sandy Spring Bancorp, Inc.	11,395	246,360
SCBT Financial Corp.	7,781	392,085
Seacoast Banking Corp. of Florida (a)	34,002	74,804
Sierra Bancorp	5,669	83,901
Simmons First National Corp., Class A	7,639	199,302
Southside Bancshares, Inc.	8,245	196,891
Southwest Bancorp, Inc. (a)	9,069	119,711
State Bank Financial Corp.	14,650	220,189
StellarOne Corp.	10,460	205,539
Stellus Capital Investment Corp.	5,408	81,390
Sterling Bancorp	14,328	166,491
Sterling Financial Corp.	15,508	368,780
Suffolk Bancorp (a)	5,209	85,115
Sun Bancorp, Inc. (a)	18,630	63,156
Susquehanna Bancshares, Inc.	85,141	1,094,062
SY Bancorp, Inc.	6,343	155,594
Taylor Capital Group, Inc. (a)(b)	7,873	132,975
Texas Capital Bancshares, Inc. (a)	18,624	826,161
Tompkins Trustco, Inc.	6,563	296,582
Towne Bank	12,145	178,774
Trico Bancshares	7,403	157,906
Tristate Capital Holdings, Inc. (a)	2,932	40,315
TrustCo Bank Corp. NY	43,592	237,140
Trustmark Corp.	30,756	755,982
Common Stocks	Shares	Value
Banks: Diversified (concluded)
UMB Financial Corp.	14,846	$826,477
Umpqua Holdings Corp.	51,142	767,641
Union First Market Bankshares Corp.	9,325	192,002
United Bankshares, Inc.	10,792	285,448
United Community Banks, Inc. (a)	19,699	244,662
United Community Financial Corp. (a)	17,501	81,380
Univest Corp. of Pennsylvania	7,765	148,079
Virginia Commerce Bancorp, Inc. (a)	12,448	173,774
Washington Banking Co.	7,124	101,161
Washington Trust Bancorp, Inc.	6,700	191,084
Webster Financial Corp.	41,129	1,056,193
WesBanco, Inc.	11,911	314,808
West Bancorp., Inc.	7,360	86,480
Westamerica Bancorp	12,386	565,916
Western Alliance Bancorp (a)	33,861	536,020
Wilshire Bancorp, Inc. (b)	28,484	188,564
Wintrust Financial Corp.	16,905	647,123
Yadkin Financial Corp. (a)	6,409	89,982

		47,310,391
Banks: Savings, Thrift & Mortgage Lending — 1.1%
Apollo Residential Mortgage, Inc.	14,591	240,460
Astoria Financial Corp.	40,240	433,787
Bank Mutual Corp.	21,466	121,068
BankFinancial Corp.	9,720	82,620
Beneficial Mutual Bancorp, Inc. (a)	14,641	122,984
Berkshire Hills Bancorp, Inc.	11,493	319,046
BofI Holding, Inc. (a)	5,510	252,468
Brookline Bancorp, Inc.	32,027	277,994
Clifton Savings Bancorp, Inc.	4,083	48,384
Dime Community Bancshares, Inc.	14,562	223,090
Doral Financial Corp. (a)	58,890	48,879
ESB Financial Corp.	5,892	71,470
ESSA Bancorp, Inc.	4,059	44,487
First Defiance Financial Corp.	4,473	100,866
First Federal Bancshares of Arkansas, Inc. (a)	1,552	12,261
First Financial Holdings, Inc.	7,580	160,772
First Financial Northwest, Inc.	7,567	78,016
First Pactrust Bancorp, Inc.	4,975	67,561
Flushing Financial Corp.	14,096	231,879
Fox Chase Bancorp, Inc.	5,688	96,696
Franklin Financial Corp.	4,928	88,753
Great Southern Bancorp, Inc.	4,772	128,653
Heritage Financial Corp.	7,092	103,898
Hingham Institution for Savings	570	38,692
Home Bancorp, Inc. (a)	3,036	56,166
Home Federal Bancorp, Inc.	6,694	85,282
Home Loan Servicing Solutions Ltd. (b)	25,901	620,847
HomeStreet, Inc.	5,830	125,053
Kearny Financial Corp. (a)	6,664	69,905
Northfield Bancorp, Inc.	26,275	307,943
Northwest Bancshares, Inc.	42,795	578,160
OceanFirst Financial Corp.	6,319	98,260
OmniAmerican Bancorp, Inc. (a)	5,259	115,856
Oritani Financial Corp.	20,748	325,329
Provident Financial Holdings, Inc.	4,188	66,505
Provident New York Bancorp	20,126	187,977
Territorial Bancorp, Inc.	4,851	109,681
United Financial Bancorp, Inc.	9,019	136,638
ViewPoint Financial Group, Inc.	18,090	376,453
Waterstone Financial, Inc. (a)	3,377	34,310
Westfield Financial, Inc.	8,863	62,041
WSFS Financial Corp.	3,567	186,875

		6,938,065

See Notes to Financial Statements.

34	BLACKROCK INDEX FUNDS, INC.	JUNE 30, 2013

Schedule of Investments (continued)	Master Small Cap Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Beverage: Brewers & Distillers — 0.1%
The Boston Beer Co., Inc., Class A (a)(b)	3,749	$639,729
Craft Brew Alliance, Inc. (a)	4,757	39,198

		678,927
Beverage: Soft Drinks — 0.0%
Coca-Cola Bottling Co. Consolidated	2,108	128,904
Farmer Bros. Co. (a)	2,762	38,834
National Beverage Corp.	5,226	91,298

		259,036
Biotechnology — 3.6%
Accelrys, Inc. (a)	25,485	214,074
Acorda Therapeutics, Inc. (a)	18,476	609,523
Aegerion Pharmaceuticals, Inc. (a)	13,136	832,034
Albany Molecular Research, Inc. (a)	10,527	124,956
Alimera Sciences, Inc. (a)	7,659	37,376
Alnylam Pharmaceuticals, Inc. (a)	26,468	820,773
AMAG Pharmaceuticals, Inc. (a)	9,845	219,051
Amicus Therapeutics, Inc. (a)	13,682	31,879
Arena Pharmaceuticals, Inc. (a)(b)	99,258	764,287
ArQule, Inc. (a)	27,072	62,807
Array Biopharma, Inc. (a)	53,301	241,987
Astex Pharmaceuticals (a)	43,225	177,655
AVEO Pharmaceuticals, Inc. (a)	23,467	58,668
BioDelivery Sciences International, Inc. (a)	13,550	55,013
BioTime, Inc. (a)(b)	16,754	66,346
Cell Therapeutics, Inc. (a)	50,899	53,444
Celldex Therapeutics, Inc. (a)(b)	36,869	575,525
Cepheid, Inc. (a)	30,570	1,052,219
Chelsea Therapeutics International, Inc. (a)	30,405	69,932
ChemoCentryx, Inc. (a)(b)	11,060	156,388
Clovis Oncology, Inc. (a)	6,336	424,385
Cornerstone Therapeutics, Inc. (a)	3,918	31,344
Coronado Biosciences, Inc. (a)	10,029	86,249
Curis, Inc. (a)	36,670	116,977
Cytokinetics, Inc. (a)	11,220	129,815
Cytori Therapeutics, Inc. (a)	28,521	65,598
Dendreon Corp. (a)(b)	71,857	296,051
Durata Therapeutics, Inc. (a)	5,997	43,178
Dyax Corp. (a)(b)	49,886	172,606
Dynavax Technologies Corp. (a)	83,850	92,235
Emergent Biosolutions, Inc. (a)	12,383	178,563
Enzon Pharmaceuticals, Inc.	17,325	34,650
Epizyme, Inc. (a)	2,661	74,854
Exact Sciences Corp. (a)(b)	29,226	406,534
Exelixis, Inc. (a)	83,785	380,384
Fibrocell Science, Inc. (a)	7,438	45,521
Furiex Pharmaceuticals, Inc. (a)	3,048	103,845
Galena Biopharma, Inc. (a)	37,733	83,767
GenMark Diagnostics, Inc. (a)	13,161	136,085
Genomic Health, Inc. (a)	7,596	240,869
Geron Corp. (a)	59,665	89,498
GTx, Inc. (a)	12,035	79,431
Halozyme Therapeutics, Inc. (a)(b)	40,553	321,991
Harvard Bioscience, Inc. (a)	11,576	54,754
Horizon Pharma, Inc. (a)	23,205	57,084
Hyperion Therapeutics, Inc. (a)	3,789	83,358
Idenix Pharmaceuticals, Inc. (a)	45,341	163,681
ImmunoGen, Inc. (a)	38,572	639,910
Immunomedics, Inc. (a)	33,441	181,919
Insmed, Inc. (a)	12,816	153,279
Insys Therapeutics, Inc. (a)	2,306	31,915
Intercept Pharmaceuticals, Inc. (a)	2,842	127,435
InterMune, Inc. (a)	37,223	358,085
KaloBios Pharmaceuticals, Inc. (a)	4,083	23,110
Keryx Biopharmaceuticals, Inc. (a)	37,319	278,773
Lexicon Pharmaceuticals, Inc. (a)(b)	103,334	224,235

Common Stocks	Shares	Value
Biotechnology (concluded)
Ligand Pharmaceuticals, Inc. (a)	8,121	$303,888
MannKind Corp. (a)(b)	67,789	440,629
Merrimack Pharmaceuticals, Inc. (a)	41,146	276,913
Momenta Pharmaceuticals, Inc. (a)	21,511	323,956
Nanosphere, Inc. (a)	19,034	58,434
Nektar Therapeutics (a)(b)	52,648	608,084
Neurocrine Biosciences, Inc. (a)	30,438	407,260
NewLink Genetics Corp. (a)	7,668	151,213
Novavax, Inc. (a)	61,745	126,577
NPS Pharmaceuticals, Inc. (a)(b)	45,682	689,798
Omeros Corp. (a)(b)	13,553	68,307
OncoGenex Pharmaceutical, Inc. (a)	6,739	66,042
Opko Health, Inc. (a)(b)	64,668	459,143
Orexigen Therapeutics, Inc. (a)	43,075	251,989
Osiris Therapeutics, Inc. (a)	7,599	76,522
Pacific Biosciences of California, Inc. (a)	20,195	50,891
PDL BioPharma, Inc.	63,861	493,007
Peregrine Pharmaceuticals, Inc. (a)	62,245	80,296
Peregrine Semiconductor Corp. (a)	11,910	129,938
Progenics Pharmaceuticals, Inc. (a)	23,123	103,129
Prothena Corp. Plc (a)	5,293	68,333
Puma Biotechnology, Inc. (a)	10,070	446,806
Raptor Pharmaceutical Corp. (a)	25,297	236,527
Regulus Therapeutics, Inc. (a)	4,137	40,584
Repligen Corp. (a)	14,293	117,774
Repros Therapeutics, Inc. (a)	8,519	157,176
Rigel Pharmaceuticals, Inc. (a)(b)	39,648	132,424
Rockwell Medical, Inc. (a)	17,954	64,814
RTI Surgical, Inc. (a)	25,682	96,564
Sangamo Biosciences, Inc. (a)	24,505	191,384
Sarepta Therapeutics, Inc. (a)	14,536	553,095
Sequenom, Inc. (a)(b)	52,587	221,391
Stemline Therapeutics, Inc. (a)	4,138	98,650
Sucampo Pharmaceuticals, Inc., Class A (a)	6,171	40,605
Sunesis Pharmaceuticals, Inc. (a)	14,720	76,691
Symmetry Medical, Inc. (a)	16,994	143,089
Synageva BioPharma Corp. (a)(b)	7,756	325,752
Synergy Pharmaceuticals, Inc. (a)	36,502	157,689
Synta Pharmaceuticals Corp. (a)	18,683	93,228
Targacept, Inc. (a)	12,674	54,118
TESARO, Inc. (a)	6,087	199,288
Threshold Pharmaceuticals, Inc. (a)	21,454	112,848
Trius Therapeutics, Inc. (a)(b)	16,895	137,187
Vanda Pharmaceuticals, Inc. (a)	12,995	105,000
Verastem, Inc. (a)	6,414	89,026
ViroPharma, Inc. (a)(b)	29,752	852,395
West Pharmaceutical Services, Inc.	15,752	1,106,736
Wright Medical Group, Inc. (a)	18,405	482,395
XOMA Corp. (a)	28,758	104,392
ZIOPHARM Oncology, Inc. (a)(b)	31,123	65,358

		23,973,240
Building Materials — 1.0%
Acuity Brands, Inc.	19,523	1,474,377
BlueLinx Holdings, Inc. (a)	15,573	33,482
Builders FirstSource, Inc. (a)	20,498	122,578
Gibraltar Industries, Inc. (a)	13,981	203,563
Griffon Corp.	20,355	228,994
Headwaters, Inc. (a)	33,482	295,981
Louisiana-Pacific Corp. (a)	63,453	938,470
LSI Industries, Inc.	9,619	77,818
NCI Building Systems, Inc. (a)	9,424	144,093
Patrick Industries, Inc. (a)	3,016	62,702
PGT, Inc. (a)	15,100	130,917
Quanex Building Products Corp.	16,919	284,916
Revolution Lighting Technologies, Inc. (a)	13,528	54,112
Simpson Manufacturing Co., Inc.	18,469	543,358

See Notes to Financial Statements.

BLACKROCK INDEX FUNDS, INC.	JUNE 30, 2013	35

Schedule of Investments (continued)	Master Small Cap Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Building Materials (concluded)
Texas Industries, Inc. (a)	9,928	$646,710
Trex Co., Inc. (a)(b)	7,831	371,894
Watsco, Inc.	11,718	983,843

		6,597,808
Building: Climate Control — 0.1%
Aaon, Inc.	8,550	282,834
Comfort Systems USA, Inc.	17,005	253,715
Nortek, Inc. (a)	4,072	262,359

		798,908
Building: Roofing, Wallboard & Plumbing — 0.3%
Beacon Roofing Supply, Inc. (a)(b)	22,173	839,913
USG Corp. (a)	34,661	798,936

		1,638,849
Casinos & Gambling — 0.4%
Ameristar Casinos, Inc.	15,032	395,191
Boyd Gaming Corp. (a)	25,801	291,551
Caesars Entertainment Corp. (a)	16,851	230,859
Isle of Capri Casinos, Inc. (a)	9,686	72,645
Monarch Casino & Resort, Inc. (a)	3,914	65,990
Multimedia Games Holding Co., Inc. (a)	13,174	343,446
Pinnacle Entertainment, Inc. (a)	26,595	523,124
Scientific Games Corp., Class A (a)(b)	21,801	245,261
WMS Industries, Inc. (a)	24,947	636,398

		2,804,465
Cement — 0.0%
US Concrete, Inc. (a)	6,041	99,193
Chemicals: Diversified — 1.2%
Aceto Corp.	12,497	174,083
American Vanguard Corp.	13,017	304,988
Axiall Corp.	31,801	1,354,087
Chemtura Corp. (a)	44,796	909,359
Hawkins, Inc.	4,288	168,904
Innophos Holdings, Inc.	9,997	471,559
KMG Chemicals, Inc.	3,665	77,332
Landec Corp. (a)	11,837	156,367
LSB Industries, Inc. (a)	8,708	264,810
Olin Corp.	36,596	875,376
OM Group, Inc. (a)	14,563	450,288
Omnova Solutions, Inc. (a)	21,445	171,774
Penford Corp. (a)	4,144	55,488
PolyOne Corp.	45,292	1,122,336
Sensient Technologies Corp.	22,813	923,242
Taminco Corp. (a)	7,157	145,931

		7,625,924
Chemicals: Specialty — 0.6%
Balchem Corp.	13,525	605,244
Calgon Carbon Corp. (a)(b)	24,663	411,379
FutureFuel Corp.	9,827	139,248
GSE Holding, Inc. (a)	3,446	19,952
Innospec, Inc.	10,720	430,729
Kraton Performance Polymers, Inc. (a)	14,808	313,930
Polypore International, Inc. (a)	21,226	855,408
Quaker Chemical Corp.	5,994	371,688
Stepan Co.	8,567	476,411
Zep, Inc.	10,311	163,223

		3,787,212
Coal — 0.2%
Arch Coal, Inc.	96,640	365,299
Cloud Peak Energy, Inc. (a)(b)	27,693	456,381
Hallador Energy Co.	3,797	30,566
KiOR, Inc., Class A (a)	19,657	112,241
L&L Energy, Inc. (a)	13,453	48,162
Common Stocks	Shares	Value
Coal (concluded)
Walter Energy, Inc.	28,438	$295,755
Westmoreland Coal Co. (a)	5,285	59,351

		1,367,755
Commercial Banks — 0.0%
HomeTrust Bancshares, Inc. (a)	9,619	163,138
Commercial Finance & Mortgage Companies — 0.2%
Capital Bank Financial Corp., Class A (a)	11,227	213,201
Federal Agricultural Mortgage Corp., Class B	4,656	134,465
Garrison Capital, Inc.	2,592	39,969
Medallion Financial Corp.	8,474	117,873
Meta Financial Group, Inc.	2,379	62,520
NewStar Financial, Inc. (a)(b)	12,017	160,066
PennantPark Floating Rate Capital Ltd.	4,512	63,800
PennyMac Financial Services, Inc. (a)(c)	5,696	121,154
Walker & Dunlop, Inc. (a)	7,461	130,568

		1,043,616
Commercial Services & Supplies — 0.1%
ARC Document Solutions, Inc. (a)	17,203	68,812
LifeLock, Inc. (a)	27,572	322,868
National Research Corp. (a)	3,826	68,868
National Research Corp. Class B	588	20,545
National Technical Systems, Inc. (a)	2,999	41,956
Performant Financial Corp. (a)	10,098	117,036

		640,085
Commercial Services: Rental & Leasing — 0.5%
Aircastle Ltd.	31,086	497,065
CAI International, Inc. (a)	7,782	183,422
Electro Rent Corp.	8,593	144,277
H&E Equipment Services, Inc.	13,543	285,351
Marlin Business Services, Inc.	3,784	86,200
McGrath RentCorp	11,488	392,430
Mobile Mini, Inc. (a)	17,489	579,760
PHH Corp. (a)	25,993	529,737
TAL International Group, Inc.	15,402	671,065

		3,369,307
Commercial Vehicles & Parts — 0.2%
Accuride Corp. (a)(b)	18,342	92,811
Commercial Vehicle Group, Inc. (a)	10,936	81,583
Miller Industries, Inc.	5,103	78,484
Modine Manufacturing Co. (a)	21,529	234,235
Rush Enterprises, Inc., Class A (a)	15,739	389,540
Spartan Motors, Inc.	15,593	95,429
Wabash National Corp. (a)	31,244	318,064

		1,290,146
Communications Equipment — 0.0%
Ruckus Wireless, Inc. (a)	19,792	253,536
Communications Technology — 2.3%
Adtran, Inc.	27,009	664,692
Alliance Fiber Optic Products, Inc.	2,598	51,934
Anaren, Inc. (a)	5,310	121,811
Anixter International, Inc. (a)	12,346	935,950
Aruba Networks, Inc. (a)(b)	51,936	797,737
Aviat Networks, Inc. (a)	27,927	73,169
Bel Fuse, Inc.	4,511	60,673
Black Box Corp.	7,350	186,102
Calix, Inc. (a)	18,284	184,668
Ciena Corp. (a)(b)	46,258	898,330
Comtech Telecommunications Corp.	7,649	205,682
Cyan, Inc. (a)	3,561	37,213
Datalink Corp. (a)	7,176	76,353
Digi International, Inc. (a)	11,778	110,360
DigitalGlobe, Inc. (a)	33,914	1,051,673

See Notes to Financial Statements.

36	BLACKROCK INDEX FUNDS, INC.	JUNE 30, 2013

Schedule of Investments (continued)	Master Small Cap Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Communications Technology (concluded)
Emulex Corp. (a)	41,239	$268,878
Extreme Networks, Inc. (a)	42,445	146,435
Finisar Corp. (a)	42,558	721,358
General Cable Corp.	22,590	694,643
Globecomm Systems, Inc. (a)	10,771	136,146
GSI Technology, Inc. (a)	9,394	59,370
Harmonic, Inc. (a)	51,538	327,266
Infinera Corp. (a)	52,826	563,653
InterDigital, Inc.	18,759	837,589
Ixia (a)	25,691	472,714
KVH Industries, Inc. (a)	7,073	94,142
Loral Space & Communications Ltd.	5,935	355,981
NeoPhotonics Corp. (a)	9,187	79,835
Net Element International, Inc. (a)	900	4,671
NETGEAR, Inc. (a)	17,543	535,763
Numerex Corp., Class A (a)	6,270	69,973
Oplink Communications, Inc. (a)	8,673	150,650
ParkerVision, Inc. (a)	40,287	183,306
PC-Tel, Inc.	8,438	71,554
Plantronics, Inc.	19,723	866,234
Procera Networks, Inc. (a)	9,390	128,925
QLogic Corp. (a)	40,578	387,926
SeaChange International, Inc. (a)	14,825	173,601
Shoretel, Inc. (a)	26,502	106,803
Sonus Networks, Inc. (a)	98,538	296,599
TeleNav, Inc. (a)	7,936	41,505
Tellabs, Inc.	162,122	321,002
Viasat, Inc. (a)	18,017	1,287,495
Westell Technologies, Inc., Class A (a)	20,358	48,656

		14,889,020
Computer Services Software & Systems — 5.9%
ACI Worldwide, Inc. (a)(d)	18,150	843,612
The Active Network, Inc. (a)	24,478	185,298
Actuate Corp. (a)	21,674	143,915
Acxiom Corp. (a)	33,692	764,135
American Software, Inc., Class A	11,086	96,337
Aspen Technology, Inc. (a)	42,704	1,229,448
AVG Technologies NV (a)	10,883	211,674
Avid Technology, Inc. (a)	14,039	82,549
Bankrate, Inc. (a)	21,088	302,824
Bazaarvoice, Inc. (a)	21,777	205,139
Blackbaud, Inc.	20,803	677,554
Blucora, Inc. (a)	18,663	346,012
Bottomline Technologies, Inc. (a)	17,254	436,354
Brightcove, Inc. (a)	12,738	111,585
BroadSoft, Inc. (a)	12,786	352,894
CACI International, Inc., Class A (a)	10,497	666,455
Callidus Software, Inc. (a)	17,152	113,032
Ciber, Inc. (a)	33,825	112,976
CommVault Systems, Inc. (a)	21,171	1,606,667
Computer Task Group, Inc.	7,077	162,559
ComScore, Inc. (a)	16,279	397,045
Cornerstone OnDemand, Inc. (a)(b)	18,380	795,670
CSG Systems International, Inc. (b)	15,438	335,005
DealerTrack Technologies, Inc. (a)(b)	19,830	702,577
Demand Media, Inc. (a)	16,283	97,698
Demandware, Inc. (a)	7,301	309,635
Digimarc Corp.	2,911	60,461
Digital River, Inc. (a)	16,077	301,765
EarthLink, Inc.	46,915	291,342
Ebix, Inc.	14,108	130,640
Envestnet, Inc. (a)(b)	10,297	253,306
EPAM Systems, Inc. (a)	9,934	270,006
EPIQ Systems, Inc.	14,350	193,295
ePlus, Inc.	1,715	102,711
ExactTarget, Inc. (a)	19,478	656,798
Common Stocks	Shares	Value
Computer Services Software & Systems (continued)
Guidance Software, Inc. (a)	7,560	$66,074
Guidewire Software, Inc. (a)	19,093	802,861
ICG Group, Inc. (a)	17,337	197,642
iGate Corp. (a)	15,808	259,567
Imperva, Inc. (a)	9,182	413,557
Infoblox, Inc. (a)	22,790	666,835
Interactive Intelligence Group, Inc. (a)(b)	7,056	364,090
Internap Network Services Corp. (a)	24,450	202,202
IntraLinks Holdings, Inc. (a)	17,372	126,121
Jive Software, Inc. (a)	18,013	327,296
Keynote Systems, Inc.	7,411	146,441
The KEYW Holding Corp. (a)	14,451	191,476
Limelight Networks, Inc. (a)	24,482	55,085
Lionbridge Technologies, Inc. (a)	26,409	76,586
LivePerson, Inc. (a)(b)	25,146	225,182
LogMeIn, Inc. (a)	11,061	270,552
Manhattan Associates, Inc. (a)(b)	8,874	684,718
Mantech International Corp., Class A	10,760	281,051
Mentor Graphics Corp.	43,447	849,389
Mercury Systems, Inc. (a)(b)	14,715	135,672
MicroStrategy, Inc., Class A (a)	4,116	357,927
Millennial Media, Inc. (a)	16,026	139,586
Mitek Systems, Inc. (a)	10,116	58,471
Moduslink Global Solutions, Inc. (a)	16,791	53,395
Monotype Imaging Holdings, Inc.	17,398	442,083
NetScout Systems, Inc. (a)	16,513	385,413
NIC, Inc.	29,586	489,057
OpenTable, Inc. (a)	10,385	664,121
PDF Solutions, Inc. (a)	11,442	210,876
Pegasystems, Inc.	7,936	262,840
Perficient, Inc. (a)	15,201	202,781
Progress Software Corp. (a)	25,135	578,356
Proofpoint, Inc. (a)	9,914	240,216
PROS Holdings, Inc. (a)	10,263	307,377
PTC, Inc. (a)	54,499	1,336,861
QAD, Inc., Class A	2,721	31,237
QLIK Technologies, Inc. (a)	39,651	1,120,934
RealNetworks, Inc. (a)	10,319	78,012
RealPage, Inc. (a)(b)	21,154	387,964
Reis, Inc. (a)	3,679	68,025
Responsys, Inc. (a)(b)	16,802	240,437
Sapiens International Corp. NV	7,602	43,636
Sapient Corp. (a)	50,326	657,258
SciQuest, Inc. (a)	10,339	258,992
Shutterstock, Inc. (a)(b)	3,370	187,979
Sourcefire, Inc. (a)(b)	14,195	788,532
Spark Networks, Inc. (a)	7,918	66,907
SPS Commerce, Inc. (a)	6,825	375,375
SS&C Technologies Holdings, Inc. (a)	26,497	871,751
Support.com, Inc. (a)	22,899	104,648
Synchronoss Technologies, Inc. (a)(b)	13,266	409,521
SYNNEX Corp. (a)(b)	11,991	506,980
Syntel, Inc.	7,032	442,102
Tangoe, Inc. (a)	14,091	217,424
TechTarget, Inc. (a)	6,576	29,395
TeleCommunication Systems, Inc., Class A (a)	21,028	48,995
Tyler Technologies, Inc. (a)	14,351	983,761
Ultimate Software Group, Inc. (a)(b)	12,597	1,477,502
Unisys Corp. (a)	20,134	444,357
United Online, Inc.	42,229	320,096
Unwired Planet, Inc. (a)	28,985	56,521
VASCO Data Security International, Inc. (a)	13,274	110,307
Verint Systems, Inc. (a)	23,975	850,393
VirnetX Holding Corp. (a)(b)	19,252	384,848
Virtusa Corp. (a)	9,287	205,800
Web.com Group, Inc. (a)(b)	19,075	488,320
Yelp, Inc. (a)	13,551	471,168

See Notes to Financial Statements.

BLACKROCK INDEX FUNDS, INC.	JUNE 30, 2013	37

Schedule of Investments (continued)	Master Small Cap Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Computer Services Software & Systems (concluded)
Zillow, Inc. (a)	9,481	$533,780
Zix Corp. (a)	28,298	119,701

		39,003,388
Computer Technology — 0.4%
Cray, Inc. (a)(b)	18,069	354,875
Imation Corp. (a)	15,176	64,195
Immersion Corp. (a)	12,775	169,269
Insight Enterprises, Inc. (a)(b)	19,803	351,305
Intermec, Inc. (a)	27,591	271,220
PC Connection, Inc.	4,160	64,272
Quantum Corp. (a)	97,252	133,235
Radisys Corp. (a)	10,491	50,462
Safeguard Scientifics, Inc. (a)	9,553	153,326
Silicon Graphics International Corp. (a)	15,448	206,694
STEC, Inc. (a)	15,364	103,246
Super Micro Computer, Inc. (a)	14,421	153,439
Synaptics, Inc. (a)	14,809	571,035

		2,646,573
Construction — 0.5%
Aegion Corp. (a)(b)	17,843	401,646
EMCOR Group, Inc.	30,582	1,243,158
Granite Construction, Inc.	17,694	526,574
Great Lakes Dredge & Dock Corp.	27,177	212,524
Orion Marine Group, Inc. (a)	12,479	150,871
Primoris Services Corp.	16,049	316,486
Sterling Construction Co., Inc. (a)	7,440	67,407
Tutor Perini Corp. (a)	16,833	304,509

		3,223,175
Consumer Electronics — 0.2%
RealD, Inc. (a)	18,496	257,094
Skullcandy, Inc. (a)	8,075	44,090
TiVo, Inc. (a)	57,723	637,839
Universal Electronics, Inc. (a)	6,841	192,437
VOXX International Corp. (a)	8,528	104,639
XO Group, Inc. (a)	12,287	137,614
Zagg, Inc. (a)	13,937	74,563

		1,448,276
Consumer Lending — 0.9%
Cash America International, Inc.	13,007	591,298
Credit Acceptance Corp. (a)	3,249	341,307
Encore Capital Group, Inc. (a)	10,630	351,966
Ezcorp, Inc. (a)	23,198	391,582
First Cash Financial Services, Inc. (a)(b)	13,314	655,182
The First Marblehead Corp. (a)	40,932	48,300
Imperial Holdings, Inc. (a)	7,767	53,204
MGIC Investment Corp. (a)	147,867	897,553
MoneyGram International, Inc. (a)	9,812	222,242
Nelnet, Inc., Class A	10,452	377,213
Netspend Holdings, Inc. (a)	16,016	255,775
Nicholas Financial, Inc.	4,680	70,762
Portfolio Recovery Associates, Inc. (a)(b)	7,708	1,184,180
Regional Management Corp. (a)	2,421	60,525
Tree.com, Inc.	2,968	50,872
World Acceptance Corp. (a)	4,245	369,060

		5,921,021
Consumer Services: Miscellaneous — 0.6%
Chuy’s Holdings, Inc. (a)	7,362	282,259
Core-Mark Holdings Co., Inc.	5,219	331,407
Del Frisco’s Restaurant Group, Inc. (a)	4,813	103,046
Move, Inc. (a)	18,202	233,350
NutriSystem, Inc.	13,105	154,377
Sotheby’s	31,107	1,179,266
Common Stocks	Shares	Value
Consumer Services: Miscellaneous (concluded)
Steiner Leisure Ltd. (a)	6,678	$352,999
WEX, Inc. (a)(b)	17,675	1,355,672

		3,992,376
Containers & Packaging — 0.3%
AEP Industries, Inc. (a)	1,973	146,771
Berry Plastics Group, Inc. (a)	25,164	555,370
Graphic Packaging Holding Co. (a)	95,257	737,289
Myers Industries, Inc.	12,893	193,524
UFP Technologies, Inc. (a)	2,503	49,009

		1,681,963
Cosmetics — 0.1%
Elizabeth Arden, Inc. (a)	11,671	526,012
Inter Parfums, Inc.	7,482	213,387
Revlon, Inc., Class A (a)	5,191	114,513

		853,912
Diversified Financial Services — 0.7%
Blackhawk Network Holdings, Inc. (a)	5,193	120,478
California First National Bancorp	1,117	18,430
ConnectOne Bancorp, Inc. (a)	789	24,254
DFC Global Corp. (a)	18,469	255,057
Evercore Partners, Inc., Class A	14,401	565,671
FBR & Co. (a)	4,000	101,040
Fidus Investment Corp.	6,259	117,106
Greenhill & Co., Inc.	12,862	588,308
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (a)	6,645	78,943
Intersections, Inc.	4,262	37,378
JTH Holding, Inc. Class A (a)	1,983	32,224
Main Street Capital Corp.	15,800	437,502
MidwestOne Financial Group, Inc.	3,156	75,933
Outerwall, Inc. (a)	12,809	751,504
Piper Jaffray Cos. (a)	7,863	248,549
Planet Payment, Inc. (a)	19,100	52,716
Stifel Financial Corp. (a)(b)	28,934	1,032,076
Triangle Capital Corp.	12,592	346,406

		4,883,575
Diversified Manufacturing Operations — 0.5%
A.M. Castle & Co. (a)	7,927	124,930
Barnes Group, Inc.	24,497	734,665
Federal Signal Corp. (a)	28,507	249,436
Lydall, Inc. (a)	7,769	113,427
OSI Systems, Inc. (a)	9,082	585,062
Raven Industries, Inc.	16,570	496,769
Standex International Corp.	5,790	305,423
Trimas Corp. (a)	18,057	673,165

		3,282,877
Diversified Materials & Processing — 0.6%
Belden, Inc.	20,055	1,001,346
Cabot Microelectronics Corp. (a)	10,607	350,137
Clarcor, Inc.	22,631	1,181,565
Encore Wire Corp.	9,339	318,460
Harbinger Group, Inc. (a)	15,036	113,371
Insteel Industries, Inc.	8,240	144,365
Koppers Holdings, Inc.	9,424	359,808
NL Industries, Inc.	3,107	35,109
Tredegar Corp.	11,229	288,585
Uranium Energy Corp. (a)(b)	39,174	70,122

		3,862,868
Diversified Media — 0.1%
Belo Corp., Class A	47,293	659,738
EW Scripps Co. (a)	14,209	221,376
Hemisphere Media Group, Inc. (a)	3,826	52,416

		933,530

See Notes to Financial Statements.

38	BLACKROCK INDEX FUNDS, INC.	JUNE 30, 2013

Schedule of Investments (continued)	Master Small Cap Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Diversified Retail — 0.5%
The Bon-Ton Stores, Inc.	6,165	$111,278
Fred’s, Inc., Class A	16,707	258,791
Gordmans Stores, Inc. (a)	3,950	53,759
HSN, Inc.	15,417	828,201
Overstock.com, Inc. (a)	5,118	144,328
PriceSmart, Inc.	8,602	753,793
Saks, Inc. (a)	47,628	649,646
Tuesday Morning Corp. (a)	19,507	202,288
ValueVision Media, Inc., Class A (a)	17,808	90,999
Winmark Corp.	1,017	65,973

		3,159,056
Drug & Grocery Store Chains — 0.8%
Arden Group, Inc., Class A	538	59,390
Casey’s General Stores, Inc.	17,483	1,051,777
Harris Teeter Supermarkets	22,533	1,055,896
Ingles Markets, Inc., Class A	5,741	144,960
Nash Finch Co.	5,572	122,640
The Pantry, Inc. (a)	10,718	130,545
PetMed Express, Inc.	9,236	116,374
Rite Aid Corp. (a)	332,588	951,202
Spartan Stores, Inc.	9,951	183,497
SUPERVALU, Inc.	92,618	576,084
Susser Holdings Corp. (a)(b)	8,210	393,095
Village Super Market, Inc., Class A	2,935	97,119
Weis Markets, Inc.	5,033	226,837

		5,109,416
Education Services — 0.5%
American Public Education, Inc. (a)(b)	8,034	298,544
Bridgepoint Education, Inc. (a)	8,300	101,094
Bright Horizons Family Solutions, Inc. (a)	5,414	187,920
Capella Education Co. (a)	5,048	210,249
Career Education Corp. (a)	24,835	72,022
Corinthian Colleges, Inc. (a)	36,300	81,312
Education Management Corp. (a)	11,123	62,511
Franklin Covey Co. (a)	4,224	56,855
Grand Canyon Education, Inc. (a)(b)	20,669	666,162
HealthStream, Inc. (a)	9,168	232,134
ITT Educational Services, Inc. (a)	10,611	258,908
K12, Inc. (a)	12,385	325,354
Lincoln Educational Services Corp.	11,059	58,281
Rosetta Stone, Inc. (a)	5,297	78,078
Strayer Education, Inc.	4,939	241,171
Universal Technical Institute, Inc.	9,728	100,490

		3,031,085
Electronic Components — 0.6%
Acacia Research Corp.	22,414	500,953
Checkpoint Systems, Inc. (a)	18,706	265,438
InvenSense, Inc. (a)	25,849	397,558
Kemet Corp. (a)	20,479	84,169
Methode Electronics, Inc.	16,918	287,775
Multi-Fineline Electronix, Inc. (a)	3,972	58,825
Neonode, Inc. (a)	11,373	67,669
NVE Corp. (a)	2,212	103,566
Park Electrochemical Corp.	9,499	228,071
Rogers Corp. (a)(b)	7,753	366,872
Sanmina Corp. (a)	37,698	540,966
ScanSource, Inc. (a)	12,679	405,728
Sparton Corp. (a)	4,581	78,976
TTM Technologies, Inc. (a)	24,106	202,490
Universal Display Corp. (a)	18,332	515,313
Viasystems Group, Inc. (a)	1,673	19,290

		4,123,659
Common Stocks	Shares	Value
Electronic Entertainment — 0.1%
DTS, Inc. (a)(b)	8,332	$171,473
Glu Mobile, Inc. (a)(b)	26,021	57,246
Take-Two Interactive Software, Inc. (a)	36,871	551,959

		780,678
Electronics — 0.4%
Agilysys, Inc. (a)	6,517	73,577
American Science & Engineering, Inc.	3,717	208,152
Coherent, Inc.	11,074	609,845
Daktronics, Inc.	16,738	171,732
II-VI, Inc. (a)	23,255	378,126
iRobot Corp. (a)(b)	12,875	512,039
Newport Corp. (a)	17,800	247,954
Richardson Electronics Ltd.	5,510	64,687
Rofin-Sinar Technologies, Inc. (a)(b)	12,886	321,377

		2,587,489
Energy Equipment — 0.4%
C&J Energy Services, Inc. (a)	20,502	397,124
Capstone Turbine Corp. (a)	138,450	161,986
Dynegy, Inc. (a)	45,393	1,023,612
Enphase Energy, Inc. (a)	7,224	55,842
FuelCell Energy, Inc. (a)	72,536	92,121
Matador Resources Co. (a)	22,409	268,460
PowerSecure International, Inc. (a)	8,573	128,852
Silver Spring Networks, Inc. (a)	2,672	66,640
SunPower Corp. (a)	18,795	389,056
Uni-Pixel, Inc. (a)	4,608	67,784

		2,651,477
Energy Equipment & Services — 0.1%
Geospace Technologies Corp. (a)(b)	5,888	406,743
Pioneer Energy Services Corp. (a)	28,310	187,412

		594,155
Engineering & Contracting Services — 0.5%
Argan, Inc.	6,294	98,186
Dycom Industries, Inc. (a)	15,091	349,206
Engility Holdings, Inc. (a)	7,765	220,681
Exponent, Inc.	6,006	355,015
Furmanite Corp. (a)	17,136	114,640
Layne Christensen Co. (a)(b)	9,011	175,805
Mastec, Inc. (a)(b)	27,065	890,438
Michael Baker Corp.	3,928	106,488
Mistras Group, Inc. (a)	7,248	127,420
MYR Group, Inc. (a)	9,534	185,436
Power Solutions International, Inc. (a)	900	30,231
Tetra Tech, Inc. (a)(b)	29,564	695,050
VSE Corp.	1,841	75,610

		3,424,206
Entertainment — 0.4%
Ascent Capital Group, Inc., Class A (a)	6,437	502,537
Carmike Cinemas, Inc. (a)	8,159	157,958
Live Nation Entertainment, Inc. (a)	64,151	994,340
Navarre Corp. (a)	17,876	49,338
Reading International, Inc., Class A (a)	7,742	49,239
Rentrak Corp. (a)	4,731	94,951
SHFL Entertainment, Inc. (a)	25,686	454,899
Trans World Entertainment Corp.	4,419	21,476
World Wrestling Entertainment, Inc.	12,973	133,752

		2,458,490
Environmental, Maintenance, & Security Service — 0.7%
ABM Industries, Inc.	24,871	609,588
The Brink’s Co.	21,833	556,960
G&K Services, Inc., Class A	8,896	423,449
The Geo Group, Inc.	32,626	1,107,653

See Notes to Financial Statements.

BLACKROCK INDEX FUNDS, INC.	JUNE 30, 2013	39

Schedule of Investments (continued)	Master Small Cap Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Environmental, Maintenance, & Security Service (concluded)
Healthcare Services Group, Inc.	31,181	$764,558
Mac-Gray Corp.	5,559	78,938
Nuverra Environmental Solutions, Inc. (a)(b)	65,164	188,976
Standard Parking Corp. (a)(b)	7,003	150,284
Swisher Hygiene, Inc. (a)	53,444	45,956
Unifirst Corp.	6,667	608,364

		4,534,726
Fertilizers — 0.1%
Intrepid Potash, Inc.	24,842	473,240
Rentech, Inc.	68,542	143,938

		617,178
Financial Data & Systems — 0.7%
Advent Software, Inc. (a)	14,867	521,237
Cardtronics, Inc. (a)	20,436	564,034
Cass Information Systems, Inc.	4,699	216,624
Consumer Portfolio Services, Inc. (a)	7,663	56,246
Euronet Worldwide, Inc. (a)	22,715	723,700
EVERTEC, Inc. (a)	13,422	294,881
Fair Isaac Corp.	16,322	748,037
Global Cash Access, Inc. (a)	30,288	189,603
Green Dot Corp., Class A (a)	11,742	234,253
Heartland Payment Systems, Inc.	16,554	616,636
Higher One Holdings, Inc. (a)	14,220	165,521
Xoom Corp. (a)	3,342	76,599

		4,407,371
Food & Staples Retailing — 0.0%
Fairway Group Holdings Corp. (a)	7,146	172,719
Natural Grocers by Vitamin Cottage, Inc. (a)	4,025	124,775

		297,494
Foods — 1.4%
Annie’s, Inc. (a)	6,216	265,672
B&G Foods, Inc., Class A	24,110	820,945
Boulder Brands, Inc. (a)	27,176	327,471
The Chefs’ Warehouse, Inc. (a)	6,299	108,343
Chiquita Brands International, Inc. (a)	21,189	231,384
Diamond Foods, Inc. (a)(b)	10,133	210,260
Dole Food Co., Inc. (a)	23,311	297,215
The Hain Celestial Group, Inc. (a)	17,499	1,136,910
Inventure Foods, Inc. (a)	6,249	52,242
J&J Snack Foods Corp.	6,816	530,285
John B. Sanfilippo & Son, Inc.	3,680	74,189
Lancaster Colony Corp.	8,444	658,548
Lifeway Foods, Inc.	2,129	36,959
Medifast, Inc. (a)	6,294	162,133
Natures Sunshine Products, Inc.	4,992	81,619
Nutraceutical International Corp.	3,885	79,409
Omega Protein Corp. (a)	9,164	82,293
Post Holdings, Inc. (a)	14,853	648,482
Roundy’s, Inc.	11,435	95,254
Seneca Foods Corp. (a)	3,713	113,915
Snyders-Lance, Inc.	21,618	614,167
Synutra International, Inc. (a)	8,100	41,229
Tootsie Roll Industries, Inc.	8,991	285,734
TreeHouse Foods, Inc. (a)	16,509	1,082,000
United Natural Foods, Inc. (a)	22,463	1,212,777

		9,249,435
Forest Products — 0.1%
Boise Cascade Co. (a)	6,124	155,611
Deltic Timber Corp.	5,043	291,586
Universal Forest Products, Inc.	8,989	358,841

		806,038
Common Stocks	Shares	Value
Forms & Bulk Printing Services — 0.3%
Consolidated Graphics, Inc. (a)	3,308	$155,509
Deluxe Corp.	23,193	803,637
Ennis, Inc.	11,940	206,443
Innerworkings, Inc. (a)	20,111	218,204
Multi-Color Corp.	5,605	170,056
Quad/Graphics, Inc.	11,368	273,969
Schawk, Inc.	6,017	79,003

		1,906,821
Funeral Parlors & Cemeteries — 0.2%
Carriage Services, Inc.	7,210	122,209
Hillenbrand, Inc.	25,063	594,244
Matthews International Corp., Class A	12,569	473,851
Stewart Enterprises, Inc., Class A	33,097	433,240

		1,623,544
Gas Pipeline — 0.2%
Crosstex Energy, Inc.	21,818	431,124
SemGroup Corp., Class A	19,282	1,038,528

		1,469,652
Glass — 0.1%
Apogee Enterprises, Inc.	13,131	315,144
Gold — 0.2%
Allied Nevada Gold Corp. (a)	46,131	298,929
Coeur Mining, Inc. (a)	45,098	599,804
Gold Resource Corp.	13,751	119,771
Midway Gold Corp. (a)	59,116	55,746

		1,074,250
Health Care Facilities — 0.7%
Amsurg Corp. (a)(b)	14,570	511,407
Assisted Living Concepts, Inc. Class A (a)	8,976	107,353
Capital Senior Living Corp. (a)	13,085	312,731
Emeritus Corp. (a)	18,342	425,168
The Ensign Group, Inc.	8,825	310,816
Five Star Quality Care, Inc. (a)	19,552	109,687
Hanger, Inc. (a)	15,793	499,533
HealthSouth Corp. (a)	39,761	1,145,117
Kindred Healthcare, Inc. (a)	24,635	323,458
National Healthcare Corp.	4,899	234,172
Select Medical Holdings Corp.	22,002	180,416
Skilled Healthcare Group, Inc., Class A (a)	8,984	60,013
US Physical Therapy, Inc.	5,531	152,877
Usmd Holding, Inc. (a)	455	13,463
Vanguard Health Systems, Inc. (a)	15,393	319,251

		4,705,462
Health Care Management Services — 0.7%
Bioscript, Inc. (a)	26,553	438,125
Centene Corp. (a)(b)	24,779	1,299,906
Computer Programs & Systems, Inc.	5,060	248,648
Magellan Health Services, Inc. (a)	12,324	691,130
Molina Healthcare, Inc. (a)	12,918	480,291
Triple-S Management Corp. (a)	10,680	229,300
Universal American Corp.	17,567	156,171
WellCare Health Plans, Inc. (a)	19,795	1,099,612

		4,643,183
Health Care Services — 1.9%
Acadia Healthcare Co., Inc. (a)(b)	16,131	533,452
Accelerate Diagnostics, Inc. (a)	4,669	37,912
Accretive Health, Inc. (a)	26,744	289,103
Addus HomeCare Corp. (a)	2,474	48,837
Air Methods Corp.	17,724	600,489
Alliance HealthCare Services, Inc. (a)	2,235	34,955
Almost Family, Inc.	3,728	70,832
Amedisys, Inc. (a)	14,252	165,608

See Notes to Financial Statements.

40	BLACKROCK INDEX FUNDS, INC.	JUNE 30, 2013

Schedule of Investments (continued)	Master Small Cap Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Health Care Services (concluded)
AMN Healthcare Services, Inc. (a)	20,955	$300,076
athenahealth, Inc. (a)	16,735	1,417,789
Chemed Corp.	8,602	623,043
Chindex International, Inc. (a)	5,430	88,075
Corvel Corp. (a)	5,762	168,654
Cross Country Healthcare, Inc. (a)	12,334	63,643
ExamWorks Group, Inc. (a)(b)	13,775	292,443
Gentiva Health Services, Inc. (a)	14,251	141,940
Globus Medical, Inc., Class A (a)	24,812	418,330
Greenway Medical Technologies (a)	6,475	79,902
Healthways, Inc. (a)	15,588	270,919
HMS Holdings Corp. (a)(b)	39,949	930,812
IPC The Hospitalist Co., Inc. (a)(b)	7,647	392,750
LHC Group, Inc. (a)	5,537	108,415
Medidata Solutions, Inc. (a)(b)	12,108	937,765
MiMedx Group, Inc. (a)	38,149	269,332
MWI Veterinary Supply, Inc. (a)	5,826	717,996
NeoGenomics, Inc. (a)	14,623	58,200
Omnicell, Inc. (a)	15,648	321,566
OvaScience, Inc. (a)	3,983	54,687
PharMerica Corp. (a)	13,529	187,512
Quality Systems, Inc.	18,206	340,634
Ryman Hospitality Properties	20,109	784,452
Team Health Holdings, Inc. (a)	31,260	1,283,848
TearLab Corp. (a)	11,627	123,479
Tetraphase Pharmaceuticals, Inc. (a)	5,066	35,614
WebMD Health Corp. (a)	16,020	470,507

		12,663,571
Health Care: Miscellaneous — 0.1%
MedAssets, Inc. (a)	27,708	491,540
The Providence Service Corp. (a)	4,857	141,290

		632,830
Home Building — 0.7%
Beazer Homes USA, Inc. (a)	11,461	200,797
Hovnanian Enterprises, Inc., Class A (a)	49,147	275,715
KB Home	38,113	748,158
M/I Homes, Inc. (a)(b)	11,042	253,524
MDC Holdings, Inc.	17,827	579,556
Meritage Homes Corp. (a)	16,463	713,836
Ryland Group, Inc.	21,020	842,902
Standard-Pacific Corp. (a)	67,524	562,475
Tile Shop Holdings, Inc. (a)	8,374	242,511
TRI Pointe Homes, Inc. (a)	6,787	112,528
William Lyon Homes Class A (a)	6,236	157,209

		4,689,211
Hotel/Motel — 0.2%
Bloomin’ Brands, Inc. (a)	25,151	625,757
Marcus Corp.	8,459	107,599
Morgans Hotel Group Co. (a)	12,062	97,220
Orient Express Hotels Ltd., Class A (a)	43,634	530,589

		1,361,165
Household Appliances — 0.0%
National Presto Industries, Inc.	2,190	157,746
Household Equipment & Products — 0.2%
American Greetings Corp., Class A	14,530	264,737
Blyth, Inc.	4,244	59,246
Central Garden & Pet Co., Class A (a)	18,945	130,720
CSS Industries, Inc.	3,799	94,709
Helen of Troy Ltd. (a)	14,515	556,941
Libbey, Inc. (a)	9,551	228,937
Sears Hometown and Outlet Stores, Inc. (a)	3,932	171,907

		1,507,197
Common Stocks	Shares	Value
Household Furnishings — 0.3%
American Woodmark Corp. (a)	4,542	$157,607
Bassett Furniture Industries, Inc.	4,960	77,029
Ethan Allen Interiors, Inc.	11,316	325,901
Everyware Global, Inc. (a)	4,453	54,059
Flexsteel Industries, Inc.	2,191	53,417
Hooker Furniture Corp.	4,914	79,902
Kirkland’s, Inc. (a)	6,315	108,934
La-Z-Boy, Inc.	23,868	483,804
Lifetime Brands, Inc.	4,574	62,115
Select Comfort Corp. (a)	25,366	635,672

		2,038,440
Insurance: Life — 0.6%
American Equity Investment Life Holding Co.	29,156	457,749
Citizens, Inc. (a)(b)	19,594	117,172
CNO Financial Group, Inc.	101,119	1,310,502
FBL Financial Group, Inc., Class A	4,061	176,694
Health Insurance Innovations, Inc. (a)	2,025	21,303
Independence Holding Co.	3,607	42,635
Kansas City Life Insurance Co.	1,787	68,388
National Western Life Insurance Co., Class A	987	187,382
The Phoenix Cos., Inc. (a)	2,640	113,520
Primerica, Inc.	25,913	970,183
Symetra Financial Corp.	36,915	590,271

		4,055,799
Insurance: Multi-Line — 0.3%
Crawford & Co., Class B	12,040	67,665
Eastern Insurance Holdings, Inc.	3,040	57,000
eHealth, Inc. (a)	8,907	202,367
Fortegra Financial Corp. (a)	2,890	19,854
Horace Mann Educators Corp.	18,148	442,448
Maiden Holdings Ltd.	22,960	257,611
Pico Holdings, Inc. (a)	10,398	217,942
Platinum Underwriters Holdings Ltd.	14,540	831,979

		2,096,866
Insurance: Property-Casualty — 1.5%
American Safety Insurance Holdings Ltd. (a)	4,368	126,454
Amerisafe, Inc.	8,453	273,793
AmTrust Financial Services, Inc.	12,903	460,637
Argo Group International Holdings Ltd. (b)	12,448	527,679
Baldwin & Lyons, Inc., Class B	4,319	104,865
Donegal Group, Inc., Class A	3,524	49,230
EMC Insurance Group, Inc.	2,160	56,722
Employers Holdings, Inc.	10,430	255,013
Enstar Group Ltd. (a)	4,332	576,069
First American Financial Corp.	49,401	1,088,798
Global Indemnity Plc (a)	4,332	102,019
Greenlight Capital Re Ltd. (a)(b)	12,930	317,173
Hallmark Financial Services, Inc. (a)	6,587	60,205
HCI Group, Inc.	4,228	129,884
Hilltop Holdings, Inc. (a)	28,292	463,989
Infinity Property & Casualty Corp.	5,295	316,429
Investors Title Co.	604	42,848
Meadowbrook Insurance Group, Inc.	22,946	184,256
Montpelier Re Holdings Ltd.	21,207	530,387
National Interstate Corp.	3,052	89,271
Navigators Group, Inc. (a)	4,726	269,571
OneBeacon Insurance Group Ltd.	10,424	150,940
Radian Group, Inc.	78,870	916,469
RLI Corp.	9,766	746,220
Safety Insurance Group, Inc.	5,959	289,071
Selective Insurance Group, Inc.	25,439	585,606
State Auto Financial Corp.	6,963	126,518
Stewart Information Services Corp.	9,752	255,405
Tower Group International Ltd.	26,172	536,788

See Notes to Financial Statements.

BLACKROCK INDEX FUNDS, INC.	JUNE 30, 2013	41

Schedule of Investments (continued)	Master Small Cap Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Insurance: Property-Casualty (concluded)
United Fire Group, Inc.	9,442	$234,445
Universal Insurance Holdings, Inc.	13,486	95,481

		9,962,235
International Trade & Diversified Logistic — 0.0%
Global Sources Ltd. (a)	8,567	57,485
Internet & Catalog Retail — 0.0%
Vitacost.com, Inc. (a)	10,071	85,100
Internet Software & Services — 0.0%
ChannelAdvisor Corp. (a)	2,695	42,392
E2open, Inc. (a)	6,647	116,323
eGain Corp. (a)	5,836	56,142
Global Eagle Entertainment, Inc. (a)	9,700	97,582

		312,439
Leisure Time — 1.0%
Black Diamond, Inc. (a)	10,178	95,673
Callaway Golf Co.	32,193	211,830
Churchill Downs, Inc.	6,247	492,576
International Speedway Corp., Class A	12,684	399,165
Interval Leisure Group, Inc.	17,955	357,664
Johnson Outdoors, Inc. (a)	2,262	56,324
Life Time Fitness, Inc. (a)	19,606	982,457
Marriott Vacations Worldwide Corp. (a)	13,236	572,325
Nautilus, Inc. (a)	14,092	122,459
Orbitz Worldwide, Inc. (a)	11,023	88,515
Pool Corp.	21,228	1,112,559
Smith & Wesson Holding Corp. (a)	29,263	292,045
Speedway Motorsports, Inc.	5,293	92,098
Steinway Musical Instruments, Inc. (a)	3,151	95,885
Sturm Ruger & Co., Inc.	8,827	424,049
Town Sports International Holdings, Inc.	10,847	116,822
Vail Resorts, Inc.	16,358	1,006,344
West Marine, Inc. (a)	7,550	83,050

		6,601,840
Luxury Items — 0.0%
Movado Group, Inc.	8,067	272,907
Machinery: Agricultural — 0.2%
Alamo Group, Inc.	3,212	131,114
Lindsay Corp.	5,861	439,458
Titan International, Inc.	24,397	411,577
Titan Machinery, Inc. (a)	7,810	153,310

		1,135,459
Machinery: Construction & Handling — 0.1%
Astec Industries, Inc.	9,278	318,143
Douglas Dynamics, Inc.	10,162	131,903
NACCO Industries, Inc., Class A	2,270	130,025

		580,071
Machinery: Engines — 0.1%
Briggs & Stratton Corp.	21,968	434,966
Machinery: Industrial — 1.5%
Actuant Corp., Class A	33,335	1,099,055
Altra Holdings, Inc.	12,324	337,431
Applied Industrial Technologies, Inc.	19,201	927,984
Chart Industries, Inc. (a)	13,814	1,299,759
Columbus McKinnon Corp. (a)	8,885	189,428
DXP Enterprises, Inc. (a)(b)	4,308	286,913
EnPro Industries, Inc. (a)	9,501	482,271
The ExOne Co. (a)(b)	2,782	171,705
Flow International Corp. (a)	22,249	82,099
Graham Corp.	4,575	137,387
Hardinge, Inc.	5,356	79,162
Hyster-Yale Materials Handling, Inc.	4,800	301,392
Common Stocks	Shares	Value
Machinery: Industrial (concluded)
John Bean Technologies Corp.	13,207	$277,479
Kadant, Inc.	5,109	154,139
Manitex International, Inc. (a)	5,473	59,929
Middleby Corp. (a)(b)	8,562	1,456,311
MTS Systems Corp.	7,210	408,086
Omega Flex, Inc.	1,265	18,811
Proto Labs, Inc. (a)	7,765	504,492
Tecumseh Products Co., Class A (a)	8,179	89,396
Tennant Co.	8,390	404,985
Twin Disc, Inc.	3,817	90,463
Woodward, Inc.	31,320	1,252,800

		10,111,477
Machinery: Specialty — 0.1%
Albany International Corp., Class A	12,742	420,231
Hurco Cos., Inc.	2,931	84,325
Xerium Technologies, Inc. (a)	4,894	49,821

		554,377
Manufactured Housing — 0.0%
Cavco Industries, Inc. (a)	3,174	160,128
Medical & Dental Instruments & Supplies — 2.0%
Abiomed, Inc. (a)	17,627	380,038
Align Technology, Inc. (a)(b)	33,327	1,234,432
Alphatec Holdings, Inc. (a)	27,748	56,883
AngioDynamics, Inc. (a)	11,184	126,156
Anika Therapeutics, Inc. (a)	5,505	93,585
Antares Pharma, Inc. (a)	51,262	213,250
AtriCure, Inc. (a)	9,473	89,994
Atrion Corp.	713	155,940
Biolase Inc. (a)	14,365	51,427
Cantel Medical Corp.	9,939	336,634
Cardiovascular Systems, Inc. (a)	9,511	201,633
Cerus Corp. (a)	31,905	141,020
CONMED Corp.	12,634	394,686
CryoLife, Inc.	12,616	78,976
Cutera, Inc. (a)	6,568	57,798
Derma Sciences, Inc. (a)	6,180	82,503
Endologix, Inc. (a)(b)	28,555	379,210
Exactech, Inc. (a)	4,163	82,219
Heartware International, Inc. (a)	7,444	707,999
ICU Medical, Inc. (a)(b)	5,891	424,506
Insulet Corp. (a)(b)	24,329	764,174
Integra LifeSciences Holdings Corp. (a)	9,092	333,040
Invacare Corp.	14,553	208,981
Landauer, Inc.	4,343	209,810
MAKO Surgical Corp. (a)	19,136	230,589
Medical Action Industries, Inc. (a)	6,458	49,727
Meridian Bioscience, Inc.	18,922	406,823
Merit Medical Systems, Inc. (a)	19,370	215,976
Navidea Biopharmaceuticals, Inc. (a)(b)	54,285	144,941
Neogen Corp. (a)	10,897	605,437
NuVasive, Inc. (a)	20,156	499,667
OraSure Technologies, Inc. (a)	25,466	98,808
Orthofix International NV (a)	8,830	237,527
Owens & Minor, Inc.	28,824	975,116
Quidel Corp. (a)	12,814	327,141
Rochester Medical Corp. (a)	4,982	73,385
Staar Surgical Co. (a)	16,802	170,540
Steris Corp.	26,863	1,151,885
SurModics, Inc. (a)	6,567	131,406
Tornier NV (a)	11,755	205,713
Unilife Corp. (a)(b)	41,923	132,896
Utah Medical Products, Inc.	1,508	81,884
Vascular Solutions, Inc. (a)	7,531	110,781
Volcano Corp. (a)(b)	24,861	450,730

		13,105,866

See Notes to Financial Statements.

42	BLACKROCK INDEX FUNDS, INC.	JUNE 30, 2013

Schedule of Investments (continued)	Master Small Cap Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Medical Equipment — 1.1%
Abaxis, Inc.	10,076	$478,711
Accuray, Inc. (a)	33,772	193,851
Affymetrix, Inc. (a)	32,391	143,816
Analogic Corp.	5,576	406,100
ArthroCare Corp. (a)	12,843	443,469
Cyberonics, Inc. (a)	12,594	654,384
Cynosure, Inc., Class A (a)	8,273	214,934
DexCom, Inc. (a)(b)	32,207	723,047
Fluidigm Corp. (a)(b)	11,535	201,401
Greatbatch, Inc. (a)(b)	10,891	357,116
Haemonetics Corp. (a)	23,257	961,677
Luminex Corp. (a)(b)	17,033	351,050
Masimo Corp.	22,203	470,704
Merge Healthcare, Inc. (a)	29,628	106,661
Natus Medical, Inc. (a)	13,803	188,411
NxStage Medical, Inc. (a)	27,162	387,873
Solta Medical, Inc. (a)	32,228	73,480
Spectranetic Corp. (a)	18,424	344,160
Thoratec Corp. (a)	26,075	816,408
Zeltiq Aesthetics, Inc. (a)	8,017	51,229

		7,568,482
Medical Services — 0.2%
Bio-Reference Labs, Inc. (a)(b)	11,165	320,994
Parexel International Corp. (a)(b)	25,900	1,189,846

		1,510,840
Metal Fabricating — 0.7%
Ampco-Pittsburgh Corp.	3,846	72,189
Compx International, Inc.	465	6,491
Dynamic Materials Corp.	6,217	102,643
Global Brass & Copper Holdings, Inc. (a)	3,529	46,724
Haynes International, Inc.	5,615	268,790
Kaydon Corp.	14,712	405,316
L.B. Foster Co., Class A	4,592	198,237
Mueller Industries, Inc.	12,759	643,436
Mueller Water Products, Inc., Series A	72,085	498,107
NN, Inc.	7,808	89,089
Northwest Pipe Co. (a)	4,280	119,412
RBC Bearings, Inc. (a)	10,444	542,566
Rexnord Corp. (a)	13,740	231,519
RTI International Metals, Inc. (a)(b)	14,233	394,397
Worthington Industries, Inc.	24,101	764,243

		4,383,159
Metals & Minerals: Diversified — 0.7%
Alpha Natural Resources, Inc. (a)	100,362	525,897
AMCOL International Corp.	12,610	399,611
Commercial Metals Co.	53,019	783,091
General Moly, Inc. (a)	26,549	49,647
Globe Specialty Metals, Inc.	29,230	317,730
Hecla Mining Co.	148,044	441,171
Materion Corp.	9,357	253,481
Minerals Technologies, Inc.	15,874	656,231
Molycorp, Inc. (a)	56,376	349,531
Oil-Dri Corp. of America	2,188	60,104
Paramount Gold and Silver Corp. (a)(b)	56,487	67,220
SunCoke Energy, Inc. (a)	31,845	446,467
United States Lime & Minerals, Inc. (a)	853	44,569
Ur-Energy, Inc. (a)	54,424	72,928
US Silica Holdings, Inc.	9,768	202,979

		4,670,657
Miscellaneous Consumer Staples — 0.1%
Spectrum Brands Holdings, Inc.	9,801	557,383
Common Stocks	Shares	Value
Office Supplies & Equipment — 0.6%
ACCO Brands Corp. (a)	51,749	$329,123
AT Cross Co., Class A (a)	4,326	73,326
Electronics for Imaging, Inc. (a)	21,154	598,447
Herman Miller, Inc.	26,710	723,040
HNI Corp.	20,730	747,731
Kimball International, Inc., Class B	14,765	143,368
Knoll, Inc.	21,982	312,364
Steelcase, Inc., Class A	38,350	559,143
United Stationers, Inc.	18,420	617,991

		4,104,533
Offshore Drilling & Other Services — 0.1%
Hercules Offshore, Inc. (a)	72,706	511,850
Vantage Drilling Co. (a)	91,091	185,826

		697,676
Oil Well Equipment & Services — 1.4%
Basic Energy Services, Inc. (a)	13,644	164,956
Bolt Technology Corp.	3,955	67,551
Cal Dive International, Inc. (a)(b)	44,398	83,468
Dawson Geophysical Co. (a)	3,668	135,202
Edgen Group, Inc. (a)	7,430	47,403
Exterran Holdings, Inc. (a)	26,242	737,925
Flotek Industries, Inc. (a)	21,787	390,859
Forum Energy Technologies, Inc. (a)	17,864	543,602
Global Geophysical Services, Inc. (a)	10,217	48,224
Gulf Island Fabrication, Inc.	6,577	125,950
Helix Energy Solutions Group, Inc. (a)	48,269	1,112,118
Hornbeck Offshore Services, Inc. (a)(b)	16,307	872,425
ION Geophysical Corp. (a)	60,724	365,558
Key Energy Services, Inc. (a)	69,384	412,835
Lufkin Industries, Inc.	15,456	1,367,392
Matrix Service Co. (a)	11,910	185,558
Mitcham Industries, Inc. (a)	5,844	98,062
Natural Gas Services Group, Inc. (a)	5,650	132,719
Newpark Resources, Inc. (a)	39,334	432,281
Parker Drilling Co. (a)	54,260	270,215
RigNet, Inc. (a)	5,419	138,076
SEACOR Holdings, Inc.	9,103	756,004
Tesco Corp. (a)	13,768	182,426
Tetra Technologies, Inc. (a)(b)	35,706	366,344
TGC Industries, Inc.	6,956	57,178
Willbros Group, Inc. (a)(b)	18,278	112,227

		9,206,558
Oil, Gas & Consumable Fuels — 0.3%
CARBO Ceramics, Inc.	8,996	606,600
Emerald Oil, Inc. (a)	16,597	113,855
EPL Oil & Gas, Inc. (a)	13,610	399,590
Equal Energy Ltd.	15,721	63,513
EXCO Resources, Inc.	61,744	471,724

		1,655,282
Oil: Crude Producers — 1.9%
Abraxas Petroleum Corp. (a)	37,649	79,063
Apco Oil and Gas International, Inc. (a)	4,164	48,011
Approach Resources, Inc. (a)	15,853	389,508
Berry Petroleum Co., Class A	23,994	1,015,426
Bill Barrett Corp. (a)	22,215	449,187
Bonanza Creek Energy, Inc. (a)	13,393	474,916
BPZ Resources, Inc. (a)	53,512	95,786
Callon Petroleum Co. (a)	18,232	61,442
Carrizo Oil & Gas, Inc. (a)	18,393	521,074
Clayton Williams Energy, Inc. (a)	2,678	116,493
Comstock Resources, Inc.	22,006	346,154
Contango Oil & Gas Co.	5,915	199,631
Crimson Exploration, Inc. (a)	9,983	28,152
Diamondback Energy, Inc. (a)	8,118	270,492

See Notes to Financial Statements.

BLACKROCK INDEX FUNDS, INC.	JUNE 30, 2013	43

Schedule of Investments (continued)	Master Small Cap Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Oil: Crude Producers (concluded)
Endeavour International Corp. (a)(b)	21,552	$82,760
Energy XXI Bermuda Ltd.	36,156	801,940
Evolution Petroleum Corp. (a)	7,746	84,509
Forest Oil Corp. (a)(b)	54,452	222,709
FX Energy, Inc. (a)	24,427	78,411
Gastar Exploration Ltd. (a)	27,827	74,298
Goodrich Petroleum Corp. (a)	12,053	154,278
Halcon Resources Corp. (a)(b)	94,194	534,080
Isramco, Inc. (a)	433	40,347
Kodiak Oil & Gas Corp. (a)	120,958	1,075,317
Magnum Hunter Resources Corp. (a)	78,268	285,678
Midstates Petroleum Co., Inc. (a)	14,978	81,031
Northern Oil and Gas, Inc. (a)	29,073	387,834
Panhandle Oil & Gas, Inc.	3,191	90,943
PDC Energy, Inc. (a)	13,829	711,917
Penn Virginia Corp.	25,185	118,369
Petroquest Energy, Inc. (a)	26,106	103,380
Quicksilver Resources, Inc. (a)(b)	56,812	95,444
Resolute Energy Corp. (a)(b)	30,716	245,114
Rex Energy Corp. (a)	20,569	361,603
Rosetta Resources, Inc. (a)	27,832	1,183,417
Sanchez Energy Corp. (a)(b)	12,913	296,482
Stone Energy Corp. (a)	22,766	501,535
Swift Energy Co. (a)	19,732	236,587
Synergy Resources Corp. (a)	18,591	136,086
Triangle Petroleum Corp. (a)	21,010	147,280
Vaalco Energy, Inc. (a)	26,458	151,340
W&T Offshore, Inc.	15,873	226,825
Warren Resources, Inc. (a)	33,144	84,517
ZaZa Energy Corp. (a)	16,434	19,721

		12,709,087
Oil: Integrated — 0.1%
Targa Resources, Inc.	14,965	962,698
Oil: Refining & Marketing — 0.3%
Adams Resources & Energy, Inc.	995	68,546
Alon USA Energy, Inc.	10,704	154,780
Arabian American Development Co. (a)	9,365	81,475
Clean Energy Fuels Corp. (a)	31,259	412,619
Delek US Holdings, Inc.	16,983	488,771
Miller Energy Resources, Inc. (a)	14,001	56,004
Renewable Energy Group, Inc. (a)	9,723	138,358
Western Refining, Inc.	24,832	697,034

		2,097,587
Paints & Coatings — 0.2%
Chase Corp.	2,946	65,872
Ferro Corp. (a)	33,100	230,045
H.B. Fuller Co.	22,918	866,530

		1,162,447
Paper — 0.7%
Boise, Inc.	45,856	391,610
Buckeye Technologies, Inc.	18,497	685,129
Clearwater Paper Corp. (a)	10,083	474,506
Kapstone Paper and Packaging Corp.	18,571	746,183
Neenah Paper, Inc.	7,232	229,761
P.H. Glatfelter Co.	19,483	489,023
Resolute Forest Products (a)	31,656	416,910
Schweitzer-Mauduit International, Inc.	14,263	711,438
Wausau Paper Corp.	22,298	254,197

		4,398,757
Personal Care — 0.1%
Female Health Co.	9,841	97,032
Orchids Paper Products Co.	2,675	70,219
PhotoMedex, Inc. (a)	6,295	100,343
Common Stocks	Shares	Value
Personal Care (concluded)
USANA Health Sciences, Inc. (a)(b)	2,732	$197,742
WD-40 Co.	7,048	383,975

		849,311
Pharmaceuticals — 1.8%
Acadia Pharmaceuticals, Inc. (a)	31,928	579,493
AcelRx Pharmaceuticals, Inc. (a)	9,488	87,954
Achillion Pharmaceuticals, Inc. (a)	43,886	358,987
Akorn, Inc. (a)(b)	26,547	358,915
American Pacific Corp. (a)	2,648	75,071
Ampio Pharmaceuticals, Inc. (a)(b)	12,532	72,310
Anacor Pharmaceuticals, Inc. (a)	11,483	64,190
Auxilium Pharmaceuticals, Inc. (a)	22,457	373,460
Avanir Pharmaceuticals, Inc. (a)	66,191	304,479
Cadence Pharmaceuticals, Inc. (a)	28,239	192,590
Cambrex Corp. (a)	13,723	191,710
Cempra, Inc. (a)	6,549	51,279
Chimerix, Inc. (a)	3,788	91,821
Corcept Therapeutics, Inc. (a)	23,799	41,172
Depomed, Inc. (a)	25,809	144,788
Enanta Pharmaceuticals, Inc. (a)	1,597	28,283
Endocyte, Inc. (a)(b)	13,883	182,284
Hi-Tech Pharmacal Co., Inc.	5,053	167,760
Impax Laboratories, Inc. (a)(b)	31,197	622,380
Infinity Pharmaceuticals, Inc. (a)	21,799	354,234
Ironwood Pharmaceuticals, Inc. (a)	42,335	421,233
Isis Pharmaceuticals, Inc. (a)(b)	51,166	1,374,830
Lannett Co., Inc. (a)	7,507	89,408
Lifevantage Corp. (a)	48,066	111,513
The Medicines Co. (a)	25,506	784,565
MEI Pharma, Inc. (a)	4,282	30,531
Omthera Pharmaceuticals, Inc. (a)	2,674	35,564
Optimer Pharmaceuticals, Inc. (a)	22,172	320,829
Pacira Pharmaceuticals, Inc. (a)	12,546	363,834
Pernix Therapeutics Holdings, Inc. (a)	7,665	27,671
Portola Pharmaceuticals, Inc. (a)	4,380	107,617
Pozen, Inc. (a)	12,439	62,319
Prestige Brands Holdings, Inc. (a)	23,302	679,020
Questcor Pharmaceuticals, Inc.	23,645	1,074,902
Receptos, Inc. (a)	2,576	51,237
Sagent Pharmaceuticals, Inc. (a)	7,527	157,916
Santarus, Inc. (a)	25,273	531,997
Sciclone Pharmaceuticals, Inc. (a)	24,713	122,576
SIGA Technologies, Inc. (a)(b)	16,693	47,408
Spectrum Pharmaceuticals, Inc.	27,378	204,240
Supernus Pharmaceuticals, Inc. (a)(b)	6,743	43,357
T.G. Theraputics, Inc. (a)	5,687	36,340
TherapeuticsMD, Inc. (a)	35,300	106,959
Vical, Inc. (a)	34,707	108,633
Vivus, Inc. (a)(b)	45,881	577,183
Xenoport, Inc. (a)(b)	19,814	98,079
Zogenix, Inc. (a)	32,415	55,430

		11,968,351
Plastics — 0.1%
A. Schulman, Inc.	13,408	359,603
Ply Gem Holdings, Inc. (a)	7,171	143,850

		503,453
Power Transmission Equipment — 0.3%
Advanced Energy Industries, Inc. (a)	17,900	311,639
Generac Holdings, Inc.	23,486	869,217
Global Power Equipment Group, Inc.	7,739	124,753
Maxwell Technologies, Inc. (a)	13,340	95,381
Powell Industries, Inc. (a)	4,188	216,310
Power-One, Inc. (a)	30,509	192,817
Vicor Corp. (a)	8,107	55,533

		1,865,650

See Notes to Financial Statements.

44	BLACKROCK INDEX FUNDS, INC.	JUNE 30, 2013

Schedule of Investments (continued)	Master Small Cap Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Precious Metals & Minerals — 0.1%
Horsehead Holding Corp. (a)(b)	20,096	$257,430
Stillwater Mining Co. (a)	53,831	578,145

		835,575
Printing & Copying Services — 0.1%
Casella Waste Systems, Inc. (a)	17,609	75,895
Cenveo, Inc. (a)	24,389	51,949
VistaPrint NV (a)(b)	14,885	734,872

		862,716
Producer Durables: Miscellaneous — 0.1%
Blount International, Inc. (a)	22,427	265,087
Park-Ohio Holdings Corp. (a)	3,958	130,535

		395,622
Production Technology Equipment — 1.0%
ATMI, Inc. (a)	14,540	343,871
Axcelis Technologies, Inc. (a)	49,144	89,442
Brooks Automation, Inc.	30,338	295,189
Cognex Corp.	19,803	895,492
Cohu, Inc.	11,270	140,875
Electro Scientific Industries, Inc.	10,743	115,595
Entegris, Inc. (a)	63,519	596,443
FEI Co.	17,569	1,282,361
GSI Group, Inc. (a)	13,682	110,003
LTX-Credence Corp. (a)	21,695	129,953
MKS Instruments, Inc.	24,140	640,676
Nanometrics, Inc. (a)(b)	10,531	154,490
Photronics, Inc. (a)	27,716	223,391
Rudolph Technologies, Inc. (a)	14,895	166,824
Tessera Technologies, Inc.	24,049	500,219
Ultra Clean Holdings, Inc. (a)	10,908	65,993
Ultratech, Inc. (a)(b)	12,638	464,067
Veeco Instruments, Inc. (a)	17,845	632,070

		6,846,954
Publishing — 0.4%
AH Belo Corp.	8,361	57,356
Courier Corp.	5,097	72,785
Daily Journal Corp. (a)	417	47,121
Dex Media, Inc. (a)	7,796	136,976
Journal Communications, Inc., Class A (a)	20,004	149,830
Martha Stewart Living Omnimedia, Inc., Class A (a)	13,345	32,161
McClatchy Co., Class A (a)	27,400	62,472
Media General, Inc., Class A (a)	8,861	97,737
Meredith Corp.	16,285	776,794
The New York Times Co., Class A (a)	58,845	650,826
Scholastic Corp.	12,040	352,652

		2,436,710
Radio & TV Broadcasters — 0.4%
Beasley Broadcasting Group, Inc., Class A	1,845	15,461
Central European Media Enterprises Ltd. (a)	34,663	114,734
Crown Media Holdings, Inc., Class A (a)	16,080	39,718
Cumulus Media, Inc., Class A (a)	34,148	115,762
Entercom Communications Corp. (a)(b)	10,951	103,377
Entravision Communications Corp., Class A	25,159	154,728
Fisher Communications, Inc.	4,075	167,401
Gray Television, Inc. (a)	22,856	164,563
Lin TV Corp., Class A (a)	13,013	199,099
Nexstar Broadcasting Group, Inc., Class A	13,373	474,207
Saga Communications, Inc.	2,212	101,553
Salem Communications Corp., Class A	4,676	35,023
Sinclair Broadcast Group, Inc., Class A	31,185	916,215

		2,601,841
Common Stocks	Shares	Value
Railroad Equipment — 0.1%
American Railcar Industries, Inc.	4,318	$144,696
Freightcar America, Inc.	5,442	92,459
Greenbrier Cos., Inc. (a)(b)	11,110	270,751

		507,906
Real Estate — 0.2%
AV Homes, Inc. (a)	4,333	76,824
Consolidated-Tomoka Land Co.	2,615	99,788
Forestar Group, Inc. (a)	15,814	317,229
Griffin Land & Nurseries, Inc.	1,205	34,367
HFF, Inc., Class A	15,142	269,073
Kennedy-Wilson Holdings, Inc.	23,831	396,548
Market Leader, Inc. (a)	10,894	116,566
Tejon Ranch Co. (a)	6,243	177,863
Thomas Properties Group, Inc.	13,933	73,845

		1,562,103
Real Estate Investment Trusts (REITs) — 7.8%
Acadia Realty Trust (b)	25,053	618,559
AG Mortgage Investment Trust, Inc.	12,642	237,796
Agree Realty Corp.	6,083	179,570
Alexander & Baldwin, Inc. (a)	19,492	774,807
Alexander’s, Inc. (b)	960	281,962
Altisource Residential Corp. (a)	11,266	188,030
American Assets Trust, Inc.	15,316	472,652
American Capital Mortgage Investment Corp.	26,964	484,543
American Realty Capital Properties, Inc.	70,104	1,069,787
American Residential Properties, Inc. (a)	6,123	105,316
AmREIT, Inc., Class B	7,206	139,364
Anworth Mortgage Asset Corp.	66,450	372,120
Apollo Commercial Real Estate Finance, Inc.	16,616	263,862
Ares Commercial Real Estate Corp.	3,179	40,723
Armada Hoffler Properties, Inc.	8,446	99,494
ARMOUR Residential REIT, Inc.	170,678	803,893
Ashford Hospitality Trust, Inc.	23,830	272,853
Associated Estates Realty Corp.	23,019	370,146
Aviv REIT, Inc.	5,188	131,205
Campus Crest Communities, Inc.	29,509	340,534
CapLease, Inc.	40,651	343,094
Capstead Mortgage Corp.	43,674	528,455
Cedar Realty Trust, Inc.	28,186	146,003
Chambers Street Properties	113,071	1,130,710
Chatham Lodging Trust	7,989	137,251
Chesapeake Lodging Trust	22,153	460,561
Colonial Properties Trust	40,409	974,665
Colony Financial, Inc.	29,442	585,601
Coresite Realty Corp.	9,468	301,177
Cousins Properties, Inc.	48,771	492,587
CubeSmart (b)	60,759	970,929
CyrusOne, Inc.	8,725	180,957
CYS Investments, Inc.	79,685	733,899
DCT Industrial Trust, Inc.	132,315	946,052
DiamondRock Hospitality Co. (b)	88,852	828,101
DuPont Fabros Technology, Inc.	28,466	687,454
Dynex Capital Corp.	25,166	256,442
Eastgroup Properties, Inc. (b)	13,802	776,639
Education Realty Trust, Inc.	52,051	532,482
Ellington Residential Mortgage REIT	2,823	50,391
EPR Properties (b)	21,452	1,078,392
Equity One, Inc. (b)	27,339	618,682
Excel Trust, Inc.	21,808	279,360
FelCor Lodging Trust, Inc. (a)	56,703	335,115
First Industrial Realty Trust, Inc. (b)	49,027	743,740
First Potomac Realty Trust	26,641	347,931
Franklin Street Properties Corp.	40,952	540,566
Getty Realty Corp. (b)	11,742	242,472
Gladstone Commercial Corp.	5,613	104,626

See Notes to Financial Statements.

BLACKROCK INDEX FUNDS, INC.	JUNE 30, 2013	45

Schedule of Investments (continued)	Master Small Cap Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Real Estate Investment Trusts (REITs) (concluded)
Glimcher Realty Trust (b)	65,773	$718,241
Government Properties Income Trust (b)	24,824	626,061
Gramercy Property Trust, Inc. (a)	27,071	121,820
Healthcare Realty Trust, Inc. (b)	41,159	1,049,554
Hersha Hospitality Trust	92,020	518,993
Highwoods Properties, Inc. (b)	37,407	1,332,063
Hudson Pacific Properties, Inc.	19,754	420,365
Inland Real Estate Corp.	38,723	395,749
InvesCo. Mortgage Capital, Inc.	61,707	1,021,868
Investors Real Estate Trust	45,956	395,222
iStar Financial, Inc. (a)	38,808	438,142
JAVELIN Mortgage Investment Corp.	6,078	85,639
Kite Realty Group Trust	41,353	249,359
KYTHERA Biopharmaceuticals, Inc. (a)	4,611	124,728
LaSalle Hotel Properties (b)	43,550	1,075,685
Lexington Realty Trust (b)	76,830	897,374
LTC Properties, Inc.	15,864	619,489
Medical Properties Trust, Inc.	68,520	981,206
Monmouth Real Estate Investment Corp., Class A	19,229	189,790
MPG Office Trust, Inc. (a)	26,072	81,866
National Health Investors, Inc. (b)	11,240	672,826
New Residential Investment Corp.	114,833	773,974
New York Mortgage Trust, Inc.	29,088	196,926
NorthStar Realty Finance Corp.	90,473	823,304
One Liberty Properties, Inc.	5,379	118,123
Parkway Properties, Inc.	19,766	331,278
Pebblebrook Hotel Trust	27,963	722,844
Pennsylvania Real Estate Investment Trust	31,051	586,243
PennyMac Mortgage Investment Trust (c)	28,588	601,777
Potlatch Corp.	18,500	748,140
PS Business Parks, Inc.	8,322	600,599
RAIT Financial Trust	31,976	240,460
Ramco-Gershenson Properties Trust	27,299	423,953
Redwood Trust, Inc.	37,398	635,766
Resource Capital Corp. (b)	58,108	357,364
Retail Opportunity Investments Corp.	30,332	421,615
RLJ Lodging Trust	56,380	1,267,986
Rouse Properties, Inc.	10,275	201,596
Sabra Healthcare REIT, Inc.	17,081	445,985
Saul Centers, Inc.	3,522	156,588
Select Income REIT	7,732	216,805
Silver Bay Realty Trust Corp.	7,005	116,003
Sovran Self Storage, Inc.	14,304	926,756
Spirit Realty Capital, Inc.	26,162	463,591
STAG Industrial, Inc.	19,013	379,309
Strategic Hotel Capital, Inc. (a)	82,701	732,731
Summit Hotel Properties, Inc.	29,785	281,468
Sun Communities, Inc.	16,372	814,671
Sunstone Hotel Investors, Inc. (a)	74,226	896,650
Terreno Realty Corp.	8,748	162,100
UMH Properties, Inc.	6,646	68,254
Universal Health Realty Income Trust	5,453	235,188
Urstadt Biddle Properties, Inc., Class A	11,450	230,946
Walter Investment Management Corp. (a)	16,805	568,177
Washington Real Estate Investment Trust (b)	30,345	816,584
Western Asset Mortgage Capital Corp.	10,999	192,043
Whitestone REIT	7,601	119,792
Winthrop Realty Trust	13,334	160,408
ZAIS Financial Corp.	2,535	46,061

		51,699,648
Recreational Vehicles & Boats — 0.4%
Arctic Cat, Inc.	5,996	269,700
Brunswick Corp.	41,216	1,316,851
Drew Industries, Inc.	10,410	409,321
Common Stocks	Shares	Value
Recreational Vehicles & Boats (concluded)
Marine Products Corp.	5,046	$40,469
Winnebago Industries, Inc. (a)	12,822	269,134

		2,305,475
Rental & Leasing Services: Consumer — 0.2%
Rent-A-Center, Inc.	26,321	988,354
Restaurants — 1.6%
AFC Enterprises, Inc. (a)	10,893	391,494
Biglari Holdings, Inc. (a)	549	225,310
BJ’s Restaurants, Inc. (a)	11,236	416,856
Bob Evans Farms, Inc.	12,698	596,552
Bravo Brio Restaurant Group, Inc. (a)	8,924	159,026
Buffalo Wild Wings, Inc. (a)	8,545	838,777
Carrols Restaurant Group, Inc. (a)	10,590	68,411
CEC Entertainment, Inc.	8,113	332,958
The Cheesecake Factory, Inc.	24,296	1,017,760
Cracker Barrel Old Country Store, Inc.	8,949	847,112
Denny’s Corp. (a)	41,938	235,692
DineEquity, Inc.	7,520	517,902
Diversified Restaurant Holdings, Inc. (a)	4,700	37,412
Einstein Noah Restaurant Group, Inc.	2,873	40,797
Ellie Mae, Inc. (a)	11,983	276,568
Fiesta Restaurant Group, Inc. (a)	9,029	310,507
Ignite Restaurant Group, Inc. (a)	3,241	61,158
Jack in the Box, Inc. (a)	20,257	795,898
Jamba, Inc. (a)	7,653	114,259
Krispy Kreme Doughnuts, Inc. (a)	29,845	520,795
Luby’s, Inc. (a)	9,132	77,165
Nathan’s Famous, Inc. (a)	1,242	64,895
Papa John’s International, Inc. (a)	7,298	477,070
Red Robin Gourmet Burgers, Inc. (a)	6,455	356,187
Ruby Tuesday, Inc. (a)	27,797	256,566
Ruth’s Hospitality Group, Inc.	16,374	197,634
Sonic Corp. (a)(b)	25,615	372,954
Texas Roadhouse, Inc., Class A	28,455	711,944

		10,319,659
Scientific Instruments: Control & Filter — 0.5%
Brady Corp.	21,046	646,744
CIRCOR International, Inc.	8,003	407,033
Energy Recovery, Inc. (a)	20,282	83,765
ESCO Technologies, Inc.	12,038	389,790
The Gorman-Rupp Co.	6,882	219,123
Mine Safety Appliances Co.	12,917	601,286
PMFG, Inc. (a)	9,476	65,574
Sun Hydraulics, Inc.	9,762	305,355
Thermon Group Holdings, Inc. (a)	12,276	250,430
Watts Water Technologies, Inc., Class A	12,996	589,239

		3,558,339
Scientific Instruments: Electrical — 0.6%
American Superconductor Corp. (a)	20,039	52,903
AZZ, Inc.	11,609	447,643
Coleman Cable, Inc.	3,927	70,922
EnerSys	21,921	1,075,006
Franklin Electric Co., Inc.	21,600	726,840
GrafTech International Ltd. (a)	52,987	385,745
Houston Wire & Cable Co.	8,168	113,045
Littelfuse, Inc.	10,067	751,099
Preformed Line Products Co.	1,156	76,654
Taser International, Inc. (a)	23,464	199,913

		3,899,770
Scientific Instruments: Gauges & Meters — 0.3%
Badger Meter, Inc.	6,555	292,025
Faro Technologies, Inc. (a)	7,786	263,322
Itron, Inc. (a)	17,958	761,958

See Notes to Financial Statements.

46	BLACKROCK INDEX FUNDS, INC.	JUNE 30, 2013

Schedule of Investments (continued)	Master Small Cap Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Scientific Instruments: Gauges & Meters (concluded)
Measurement Specialties, Inc. (a)	7,051	$328,083
Mesa Laboratories, Inc.	1,185	64,144
Vishay Precision Group, Inc. (a)	5,592	84,663
Zygo Corp. (a)	7,533	119,097

		1,913,292
Scientific Instruments: Pollution Control — 0.3%
ADA-ES, Inc. (a)	4,582	192,994
Ceco Environmental Corp.	4,543	55,879
Darling International, Inc. (a)	53,879	1,005,382
Heritage-Crystal Clean, Inc. (a)	3,918	57,242
Met-Pro Corp.	6,748	90,693
Team, Inc. (a)(b)	9,367	354,541
TRC Cos., Inc. (a)	7,277	50,939
US Ecology, Inc.	8,420	231,045

		2,038,715
Securities Brokerage & Services — 0.4%
BGC Partners, Inc.	57,817	340,542
FXCM, Inc.	16,591	272,258
Gain Capital Holdings, Inc.	5,224	32,964
GFI Group, Inc.	31,905	124,749
Gladstone Investment Corp.	12,189	89,589
International FCStone, Inc. (a)(b)	6,311	110,127
Investment Technology Group, Inc. (a)	16,985	237,450
Knight Capital Group, Inc., Class A (a)	85,286	306,177
Ladenburg Thalmann Financial Services, Inc. (a)	47,161	77,816
MarketAxess Holdings, Inc.	17,099	799,378
SWS Group, Inc. (a)	13,154	71,689

		2,462,739
Semiconductors & Components — 2.3%
Aeroflex Holding Corp. (a)	8,981	70,860
Alpha & Omega Semiconductor Ltd. (a)	7,846	59,943
Amkor Technology, Inc. (a)	29,180	122,848
Anadigics, Inc. (a)	37,661	82,854
Applied Micro Circuits Corp. (a)	30,834	271,339
Audience, Inc. (a)	4,310	56,935
Cavium, Inc. (a)(b)	23,376	826,809
Ceva, Inc. (a)(b)	10,094	195,420
Cirrus Logic, Inc. (a)	28,889	501,513
Cypress Semiconductor Corp.	66,874	717,558
Diodes, Inc. (a)	16,352	424,661
DSP Group, Inc. (a)	9,061	75,297
Entropic Communications, Inc. (a)	40,866	174,498
Exar Corp. (a)	17,429	187,710
Formfactor, Inc. (a)	24,418	164,822
GT Advanced Technologies, Inc. (a)	54,521	226,262
Hittite Microwave Corp. (a)	14,353	832,474
Inphi Corp. (a)	11,815	129,965
Integrated Device Technology, Inc. (a)	60,112	477,289
Integrated Silicon Solutions, Inc. (a)	12,802	140,310
Intermolecular, Inc. (a)	7,730	56,197
International Rectifier Corp. (a)	31,629	662,311
Intersil Corp., Class A	57,993	453,505
IXYS Corp.	11,055	122,268
Kopin Corp. (a)	30,346	112,584
Lattice Semiconductor Corp. (a)	52,779	267,590
M/A-COM Technology Solutions Holdings, Inc. (a)	4,714	68,824
MaxLinear, Inc., Class A (a)	10,479	73,353
Micrel, Inc.	21,297	210,414
Microsemi Corp. (a)	42,273	961,711
Mindspeed Technologies, Inc. (a)	19,567	63,397
Monolithic Power Systems, Inc.	16,719	403,095
MoSys, Inc. (a)	21,228	85,337
Omnivision Technologies, Inc. (a)	24,574	458,305
Pericom Semiconductor Corp. (a)	10,405	74,084
Common Stocks	Shares	Value
Semiconductors & Components (concluded)
PLX Technology, Inc. (a)	20,657	$98,327
PMC-Sierra, Inc. (a)	92,674	588,480
Power Integrations, Inc.	13,202	535,473
Rambus, Inc. (a)	50,911	437,326
RF Micro Devices, Inc. (a)	128,200	685,870
Rubicon Technology, Inc. (a)(b)	8,094	64,833
Semtech Corp. (a)	30,674	1,074,510
Sigma Designs, Inc. (a)	13,970	70,549
Silicon Image, Inc. (a)	35,267	206,312
Spansion, Inc., Class A (a)	21,549	269,794
SunEdison, Inc. (a)(b)	105,654	863,193
Supertex, Inc.	4,508	107,786
TriQuint Semiconductor, Inc. (a)	74,421	515,738
Volterra Semiconductor Corp. (a)	11,406	161,053

		15,491,586
Semiconductors & Semiconductor Equipment — 0.0%
Ambarella, Inc. (a)	8,403	141,422
Shipping — 0.5%
Frontline Ltd. (a)(b)	23,906	42,314
GasLog Ltd.	11,967	153,178
Gulfmark Offshore, Inc., Class A	12,164	548,475
International Shipholding Corp.	2,471	57,648
Knightsbridge Tankers Ltd.	11,211	82,513
Matson, Inc.	19,365	484,125
Nordic American Tankers Ltd.	29,991	227,032
Scorpio Tankers, Inc.	73,907	663,685
Ship Finance International Ltd.	23,274	345,386
Teekay Tankers Ltd., Class A	28,493	74,936
Ultrapetrol Bahamas Ltd. (a)	9,342	26,625
UTI Worldwide, Inc.	41,179	678,218

		3,384,135
Software — 0.3%
Comverse, Inc. (a)	10,123	301,260
FleetMatics Group Plc (a)	7,428	246,832
Fusion-io, Inc. (a)	34,618	492,960
Model N, Inc. (a)	3,657	85,427
Qualys, Inc. (a)	6,747	108,762
Rally Software Development Corp. (a)	3,119	77,414
Trulia, Inc. (a)	10,908	339,130
Vringo, Inc. (a)	30,410	96,400

		1,748,185
Specialty Retail — 3.4%
1-800-FLOWERS.COM, Inc., Class A (a)	11,769	72,850
America’s Car-Mart, Inc. (a)(b)	3,663	158,388
ANN, Inc. (a)	21,495	713,634
Asbury Automotive Group, Inc. (a)(b)	14,180	568,618
Aéropostale, Inc. (a)	35,770	493,626
Barnes & Noble, Inc. (a)	18,377	293,297
bebe Stores, Inc.	15,899	89,193
Big 5 Sporting Goods Corp.	7,687	168,730
Blue Nile, Inc. (a)(b)	5,651	213,495
Body Central Corp. (a)	7,452	99,261
Brown Shoe Co., Inc.	19,715	424,464
The Buckle, Inc.	12,743	662,891
The Cato Corp., Class A	12,566	313,647
The Children’s Place Retail Stores, Inc. (a)	10,523	576,660
Christopher & Banks Corp. (a)	16,435	110,772
Citi Trends, Inc. (a)	6,996	101,652
Conn’s, Inc. (a)	10,223	529,142
Destination Maternity Corp.	6,181	152,053
Destination XL Group, Inc. (a)(b)	19,233	121,937
Express, Inc. (a)	38,901	815,754
The Finish Line, Inc., Class A	22,433	490,385
Five Below, Inc. (a)	14,924	548,606

See Notes to Financial Statements.

BLACKROCK INDEX FUNDS, INC.	JUNE 30, 2013	47

Schedule of Investments (continued)	Master Small Cap Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Specialty Retail (concluded)
Francesca’s Holdings Corp. (a)	20,042	$556,967
Genesco, Inc. (a)	10,936	732,603
Group 1 Automotive, Inc.	9,899	636,803
Haverty Furniture Cos., Inc.	9,005	207,205
hhgregg, Inc. (a)	5,856	93,520
Hibbett Sports, Inc. (a)	11,837	656,953
Jos. A. Bank Clothiers, Inc. (a)	12,733	526,128
Lithia Motors, Inc., Class A	10,105	538,698
Lumber Liquidators Holdings, Inc. (a)	12,521	975,010
MarineMax, Inc. (a)	10,588	119,962
Mattress Firm Holding Corp. (a)	6,106	246,072
The Men’s Wearhouse, Inc.	22,903	866,879
Monro Muffler Brake, Inc.	14,253	684,857
New York & Co. (a)	13,122	83,325
Office Depot, Inc. (a)	112,184	434,152
OfficeMax, Inc.	39,652	405,640
Pacific Sunwear of California, Inc. (a)	20,814	75,971
Penske Automotive Group, Inc.	19,231	587,315
The Pep Boys - Manny, Moe & Jack (a)	24,221	280,479
Pier 1 Imports, Inc.	43,201	1,014,791
RadioShack Corp. (b)	45,456	143,641
Regis Corp.	21,642	355,362
Restoration Hardware Holdings, Inc. (a)	8,051	603,825
Rue21, Inc. (a)	6,689	278,329
Shoe Carnival, Inc.	6,798	163,220
Shutterfly, Inc. (a)	17,304	965,390
Sonic Automotive, Inc.	17,745	375,129
Stage Stores, Inc.	14,914	350,479
Stamps.com, Inc. (a)	5,966	235,001
Stein Mart, Inc.	12,667	172,905
Systemax, Inc.	4,911	46,212
Tilly’s, Inc., Class A (a)	4,434	70,944
Vitamin Shoppe, Inc. (a)(b)	13,814	619,420
The Wet Seal, Inc., Class A (a)	40,663	191,523
Zale Corp. (a)	14,750	134,225
Zumiez, Inc. (a)(b)	9,632	276,920

		22,424,910
Steel — 0.1%
AK Steel Holding Corp. (b)	62,223	189,158
Carbonite, Inc. (a)	5,453	67,563
Handy & Harman Ltd. (a)	2,444	43,699
Olympic Steel, Inc.	4,109	100,670
Schnitzer Steel Industries, Inc., Class A	11,664	272,704
Shiloh Industries, Inc.	2,791	29,138
TMS International Corp., Class A	6,398	94,882
Universal Stainless & Alloy Products, Inc. (a)	3,127	92,184

		889,998
Synthetic Fibers & Chemicals — 0.0%
Zoltek Cos., Inc. (a)	12,558	162,124
Technology: Miscellaneous — 0.3%
Acorn Energy, Inc. (b)	8,237	69,520
Benchmark Electronics, Inc. (a)	24,733	497,134
CTS Corp.	15,294	208,610
Fabrinet (a)	12,837	179,718
Hutchinson Technology, Inc. (a)	10,603	50,152
Pendrell Corp. (a)	73,904	193,629
Plexus Corp. (a)	15,526	464,072
Vocus, Inc. (a)	8,587	90,335

		1,753,170
Telecommunications Equipment — 0.2%
ARRIS Group, Inc. (a)	53,016	760,779
CalAmp Corp. (a)	16,013	233,790
Inteliquent, Inc.	14,839	85,324
Symmetricom, Inc. (a)	18,663	83,797
Common Stocks	Shares	Value
Telecommunications Equipment (concluded)
Tessco Technologies, Inc.	2,487	$65,657
Ubiquiti Networks, Inc.	5,721	100,346
Vocera Communications, Inc. (a)	9,558	140,503

		1,470,196
Textile Products — 0.1%
Culp, Inc.	3,739	65,021
Interface, Inc.	27,036	458,801
Unifi, Inc. (a)	6,763	139,791

		663,613
Textiles Apparel & Shoes — 1.3%
American Apparel, Inc. (a)	26,122	50,154
Columbia Sportswear Co.	5,853	366,691
Crocs, Inc. (a)	40,154	662,541
Fifth & Pacific Cos., Inc. (a)(b)	54,660	1,221,104
G-III Apparel Group Ltd. (a)	7,645	367,877
Iconix Brand Group, Inc. (a)	25,971	763,807
The Jones Group, Inc.	36,489	501,724
Maidenform Brands, Inc. (a)	10,589	183,507
Oxford Industries, Inc.	6,137	382,949
Perry Ellis International, Inc.	5,602	113,777
Quiksilver, Inc. (a)(b)	60,464	389,388
R.G. Barry Corp.	4,416	71,716
Skechers U.S.A., Inc., Class A (a)	17,601	422,600
Steven Madden Ltd. (a)	18,264	883,612
True Religion Apparel, Inc.	11,891	376,469
Tumi Holdings, Inc. (a)	21,753	522,072
Vera Bradley, Inc. (a)	9,818	212,658
Weyco Group, Inc.	2,938	74,038
Wolverine World Wide, Inc.	22,836	1,247,074

		8,813,758
Tobacco — 0.2%
Alliance One International, Inc. (a)	39,751	151,054
Star Scientific, Inc. (a)(b)	75,625	105,119
Universal Corp.	10,622	614,483
Vector Group Ltd.	27,371	443,957

		1,314,613
Toys — 0.1%
Jakks Pacific, Inc.	8,765	98,606
Leapfrog Enterprises, Inc. (a)	28,964	285,006

		383,612
Transportation Miscellaneous — 0.3%
Echo Global Logistics, Inc. (a)(b)	8,033	156,563
HUB Group, Inc., Class A (a)(b)	16,835	613,131
Odyssey Marine Exploration, Inc. (a)	36,335	107,552
Pacer International, Inc. (a)	16,108	101,641
Textainer Group Holdings Ltd.	9,669	371,676
Wesco Aircraft Holdings, Inc. (a)(b)	18,674	346,776
XPO Logistics, Inc. (a)(b)	8,250	149,243

		1,846,582
Truckers — 0.6%
Arkansas Best Corp.	11,729	269,181
Celadon Group, Inc.	9,175	167,444
Forward Air Corp.	13,725	525,393
Heartland Express, Inc.	21,075	292,310
Knight Transportation, Inc.	26,799	450,759
Marten Transport Ltd.	10,718	167,943
Patriot Transportation Holding, Inc. (a)	2,955	88,768
Quality Distribution, Inc. (a)(b)	9,627	85,103
Roadrunner Transportation Systems, Inc. (a)	8,005	222,859
Saia, Inc. (a)	11,083	332,142
Swift Transportation Co. (a)	38,179	631,481
Universal Truckload Services, Inc. (a)	2,481	59,817

See Notes to Financial Statements.

48	BLACKROCK INDEX FUNDS, INC.	JUNE 30, 2013

Schedule of Investments (continued)	Master Small Cap Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Truckers (concluded)
Werner Enterprises, Inc.	20,790	$502,494
YRC Worldwide, Inc. (a)	4,281	123,079

		3,918,773
Utilities: Electrical — 1.8%
Allete, Inc.	18,149	904,728
Atlantic Power Corp.	54,660	215,360
Avista Corp.	27,296	737,538
Black Hills Corp.	20,272	988,260
Cleco Corp.	27,555	1,279,379
El Paso Electric Co.	18,339	647,550
The Empire District Electric Co.	19,479	434,576
Genie Energy Ltd.	5,984	54,754
IDACORP, Inc.	22,887	1,093,083
MGE Energy, Inc.	10,546	577,499
NorthWestern Corp.	17,217	686,958
Otter Tail Corp.	16,551	470,048
Pike Electric Corp.	11,791	145,029
PNM Resources, Inc.	36,296	805,408
Portland General Electric Co.	34,489	1,055,019
UIL Holdings Corp.	23,118	884,264
Unitil Corp.	6,318	182,464
UNS Energy Corp.	18,870	844,055

		12,005,972
Utilities: Gas Distributors — 1.0%
Chesapeake Utilities Corp.	4,403	226,711
Delta Natural Gas Co., Inc.	3,149	66,916
The Laclede Group, Inc.	14,894	680,060
New Jersey Resources Corp.	19,057	791,437
Northwest Natural Gas Co.	12,281	521,697
Piedmont Natural Gas Co.	34,460	1,162,681
South Jersey Industries, Inc.	14,585	837,325
Southwest Gas Corp.	21,118	988,111

WGL Holdings, Inc.	23,574	1,018,868

		6,293,806
Utilities: Miscellaneous — 0.0%
Ormat Technologies, Inc.	8,046	189,242
Utilities: Telecommunications — 0.9%
8x8, Inc. (a)	32,946	271,475
Atlantic Tele-Network, Inc.	4,227	209,913
Boingo Wireless, Inc. (a)	8,322	51,680
Cbeyond, Inc. (a)	12,536	98,282
Cincinnati Bell, Inc. (a)(b)	95,363	291,811
Cogent Communications Group, Inc.	21,521	605,816
Consolidated Communications Holdings, Inc.	18,637	324,470
Fairpoint Communications, Inc. (a)(b)	9,769	81,571
General Communication, Inc., Class A (a)	14,721	115,265
Hawaiian Telcom HoldCo, Inc. (a)(b)	4,835	121,649
HickoryTech Corp.	6,620	70,371
IDT Corp., Class B	7,132	133,297
inContact, Inc. (a)	24,448	200,963
Iridium Communications, Inc. (a)	29,004	225,071
j2 Global, Inc.	20,906	888,714
Leap Wireless International, Inc. (a)	24,615	165,659
Lumos Networks Corp.	7,179	122,761
magicJack VocalTec Ltd. (a)(b)	8,444	119,820
NII Holdings, Inc. (a)	78,247	521,907
NTELOS Holdings Corp.	7,167	117,969
ORBCOMM, Inc. (a)	16,529	74,215
Premiere Global Services, Inc. (a)	21,965	265,117
Primus Telecommunications Group, Inc. (a)	5,606	66,936
Shenandoah Telecom Co.	11,067	184,598
Towerstream Corp. (a)	30,020	76,551
USA Mobility, Inc.	10,022	135,998
Common Stocks	Shares	Value
Utilities: Telecommunications (concluded)
Vonage Holdings Corp. (a)	49,566	$140,272
West Corp.	9,655	213,762

		5,895,913
Utilities: Water — 0.3%
American States Water Co.	8,800	472,296
Artesian Resources Corp., Class A	3,484	77,624
California Water Service Group	21,826	425,825
Connecticut Water Service, Inc.	4,948	142,008
Consolidated Water Co., Inc.	6,763	77,301
Middlesex Water Co.	7,260	144,619
Pure Cycle Corp. (a)	7,618	42,585
SJW Corp.	7,052	184,762
York Water Co.	5,972	113,647

		1,680,667
Total Common Stocks — 97.2%		640,991,890

Investment Companies
Asset Management & Custodian — 0.3%
BlackRock Kelso Capital Corp. (c)	33,896	317,267
Firsthand Technology Value Fund, Inc. (a)	3,888	77,216
Gladstone Capital Corp.	9,667	78,979
Hercules Technology Growth Capital, Inc.	28,135	392,202
Pennantpark Investment Corp.	30,391	335,820
Prospect Capital Corp.	110,764	1,196,251
Total Investment Companies — 0.3%		2,397,735

Other Interests (e) — 0.0%
Machinery: Industrial — 0.0%
Gerber Scientific, Inc.	12,866	—

Rights — 0.0%
Auto Parts — 0.0%
Federal-Mogul Corp. (Expires 12/27/14) (a)	8,695	1,478

Warrants (f) — 0.0%
Oil: Crude Producers — 0.0%
Magnum Hunter Resources Corp. (Issued 8/31/12, 1 share for 1 warrant, Expires 10/14/13, Strike Price $10.50)	5,700	—
Total Long-Term Investments (Cost – $464,231,976) — 97.5%		643,391,103

Short-Term Securities
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.05% (c)(g)	22,342,449	22,342,449
	Beneficial Interest (000)
BlackRock Liquidity Series, LLC Money Market Series, 0.21% (c)(g)(h)	$76,754	76,754,416
Total Short-Term Securities (Cost — $99,096,865) — 15.0%		99,096,865
Total Investments (Cost — $563,328,841*) — 112.5%		742,487,968
Liabilities in Excess of Other Assets — (12.5)%		(82,237,050)

Net Assets — 100.0%		$660,250,918

See Notes to Financial Statements.

BLACKROCK INDEX FUNDS, INC.	JUNE 30, 2013	49

Schedule of Investments (continued)	Master Small Cap Index Series

Notes to Schedule of investments

*	As of June 30, 2013, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$581,429,921

Gross unrealized appreciation	$193,754,726
Gross unrealized depreciation	(32,696,679)

Net unrealized appreciation	$161,058,047

(a)	Non-income producing security.

(b)	Security, or a portion of security, is on loan.

(c)	Investments in issuers considered to be an affiliate of the Series during the six months ended June 30, 2013, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at December 31, 2012	Shares/ Beneficial Interest Purchased		Shares Sold	Shares/ Beneficial Interest Held at June 30, 2013	Value at June 30, 2013	Income	Realized Loss
BlackRock Kelso Capital Corp.	24,999	10,688		(1,791)	33,896	$317,267	$15,490	$(1,010)
BlackRock Liquidity Funds, Temp Fund, Institutional Class	20,512,415	1,830,034	[1]	—	22,342,449	$22,342,449	$9,180	—
BlackRock Liquidity Series LLC, Money Market Series	$36,877,998	$39,876,418	[1]	—	$76,754,416	$76,754,416	$510,502	—
PennyMac Financial Services, Inc.	—	5,696		—	5,696	$121,154	—	—
PennyMac Mortgage Investment Trust	27,689	899		—	28,588	$601,777	$32,592	—

[1]	Represents net shares/beneficial interest purchased.

(d)	All or a portion of security has been pledged in connection with open financial futures contracts.

(e)	Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.

(f)	Warrants entitle the Series to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date of the warrants, if any.

(g)	Represents the current yield as of report date.

(h)	Security was purchased with the cash collateral from loaned securities. The Series may withdraw up to 25% of its investment daily, although the manager of the BlackRock Liquidity Series LLC, Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

•	Financial futures contracts as of June 30, 2013 were as follows:

Contracts Purchased	Issue	Exchange	Expiration	Notional Value	Unrealized Appreciation
179	Russell 2000 E-Mini	ICE Futures US Indices	September 2013	$17,447,130	$111,576

•

For Series compliance purposes, the Series’ industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Series management. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Series has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Series’ own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Series’ policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Series’ policy regarding valuation of investments and derivative financial instruments, please refer to Note 2 of the Notes to Financial Statements.

See Notes to Financial Statements.

50	BLACKROCK INDEX FUNDS, INC.	JUNE 30, 2013

Schedule of Investments (concluded)	Master Small Cap Index Series

The following tables summarize the Series’ investments and derivative financial instruments categorized in the disclosure hierarchy as of June 30, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	$643,391,103	—	—	$643,391,103
Short-Term Securities	22,342,449	$76,754,416	—	99,096,865

Total	$665,733,552	$76,754,416	—	$742,487,968

[1] See above Schedule of Investments for values in each industry.
	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[2]
Assets:
Equity contracts	$111,576	—	—	$111,576
[2] Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Certain of the Series’ assets and/or liabilities are held at carrying amount, which approximates fair value for financial statement purposes. As of June 30, 2013, such assets and liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash	$638,202	—	—	$638,202
Cash pledged for financial futures contracts	886,000	—	—	886,000
Liabilities:
Collateral on securities loaned at value	—	$(76,754,416)	—	(76,754,416)

Total	$1,524,202	$(76,754,416)	—	$(75,230,214)

There were no transfers between levels during the six months ended June 30, 2013.

See Notes to Financial Statements.

BLACKROCK INDEX FUNDS, INC.	JUNE 30, 2013	51

Statements of Assets and Liabilities

June 30, 2013 (Unaudited)	Master International Index Series	Master Small Cap Index Series

Assets
Investments at value — unaffiliated[1],2	$815,669,615	$642,350,905
Investments at value — affiliated[3]	4,365,311	100,137,063
Cash	—	638,202
Cash pledged for financial futures contracts	840,000	886,000
Foreign currency at value[4]	5,547,756	—
Dividends receivable	5,320,486	845,993
Investments sold receivable	38,326	58,170,380
Contributions receivable from investors	462,432	—
Variation margin receivable	185,038	—
Securities lending income receivable — affiliated	—	62,683
Prepaid expenses	965	814

Total assets	832,429,929	803,092,040

Liabilities
Collateral on securities loaned at value	—	76,754,416
Investments purchased payable	—	57,713,478
Unrealized depreciation on foreign currency exchange contracts	12,138	—
Other affiliates payable	7,083	5,236
Investment advisory fees payable	6,827	4,368
Directors’ fees payable	5,288	357
Variation margin payable	—	43,736
Withdrawals payable to investors	—	8,168,415
Other accrued expenses payable	61,253	151,116

Total liabilities	92,589	142,841,122

Net Assets	$832,337,340	$660,250,918

Net Assets Consist of
Investors’ capital	$671,062,911	$480,980,215
Net unrealized appreciation/depreciation	161,274,429	179,270,703

Net Assets	$832,337,340	$660,250,918

[1] Investments at cost — unaffiliated	$654,241,039	$463,238,753
[2] Securities loaned at value	—	$74,337,068
[3] Investments at cost — affiliated	$4,365,311	$100,090,088
[4] Foreign currency at cost	$5,699,287	—

See Notes to Financial Statements.

52	BLACKROCK INDEX FUNDS, INC.	JUNE 30, 2013

Statements of Operations

Six Months Ended June 30, 2013 (Unaudited)	Master International Index Series	Master Small Cap Index Series

Investment Income
Dividends — unaffiliated	$19,017,063	$3,967,275
Foreign taxes withheld	(1,511,921)	(6,078)
Securities lending — affiliated — net	—	510,502
Dividends — affiliated	1,102	57,262

Total income	17,506,244	4,528,961

Expenses
Investment advisory	41,730	32,538
Accounting services	73,605	60,185
Custodian	52,216	73,515
Professional	29,866	31,745
Directors	13,738	8,642
Printing	2,352	1,671
Miscellaneous	5,146	3,681

Total expenses	218,653	211,977
Less fees waived and/or reimbursed by Manager	(894)	(7,827)

Total expenses after fees waived and/or reimbursed	217,759	204,150

Net investment income	17,288,485	4,324,811

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments — unaffiliated	(4,442,906)	21,663,604
Investments — affiliated	—	(1,010)
Financial futures contracts	636,951	3,396,796
Foreign currency transactions	(768,351)	(127)

	(4,574,306)	25,059,263

Net change in unrealized appreciation/depreciation on:
Investments	14,038,018	65,332,033
Financial futures contracts	(161,546)	(306,471)
Foreign currency translations	(300,486)	5

	13,575,986	65,025,567

Total realized and unrealized gain	9,001,680	90,084,830

Net Increase in Net Assets Resulting from Operations	$26,290,165	$94,409,641

See Notes to Financial Statements.

BLACKROCK INDEX FUNDS, INC.	JUNE 30, 2013	53

Statements of Changes in Net Assets

	Master International Index Series		Master Small Cap Index Series
Increase (Decrease) in Net Assets:	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31, 2012	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31, 2012

Operations
Net investment income	$17,288,485	$22,971,640	$4,324,811	$10,865,791
Net realized gain (loss)	(4,574,306)	(61,304,658)	25,059,263	7,464,862
Net change in unrealized appreciation/depreciation	13,575,986	182,573,315	65,025,567	65,437,618

Net increase in net assets resulting from operations	26,290,165	144,240,297	94,409,641	83,768,271

Capital Transactions
Proceeds from contributions	133,752,779	279,030,661	107,183,969	389,096,894
Value of withdrawals	(85,849,233)	(520,908,247)	(123,113,984)	(420,147,450)

Net increase (decrease) in net assets derived from capital transactions	47,903,546	(241,877,586)	(15,930,015)	(31,050,556)

Net Assets
Total increase (decrease) in net assets	74,193,711	(97,637,289)	78,479,626	52,717,715
Beginning of period	758,143,629	855,780,918	581,771,292	529,053,577

End of period	$832,337,340	$758,143,629	$660,250,918	$581,771,292

See Notes to Financial Statements.

54	BLACKROCK INDEX FUNDS, INC.	JUNE 30, 2013

Financial Highlights	Master International Index Series

	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31,
		2012	2011	2010	2009	2008

Total Investment Return
Total investment return	3.42%[1]	19.01%	(12.34)%	7.66%	28.99%	(41.94)%

Ratios to Average Net Assets
Total expenses	0.05%[2]	0.06%	0.08%	0.11%	0.09%	0.11%

Total expenses after fees waived and/or reimbursed	0.05%[2]	0.06%	0.08%	0.10%	0.09%	0.10%

Net investment income	4.15%[2]	3.36%	3.38%	2.73%	2.98%	3.54%

Supplemental Data
Net assets, end of period (000)	$832,337	$758,144	$855,781	$922,700	$749,280	$706,119

Portfolio turnover	3%	21%	6%	8%	30%	30%

Master Small Cap Index Series

	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31,
		2012	2011	2010	2009	2008

Total Investment Return
Total investment return	15.99%[1]	16.52%	(4.30)%	27.19%	27.37%	(33.57)%

Ratios to Average Net Assets
Total expenses	0.07%[2]	0.14%	0.09%	0.12%	0.09%	0.08%

Total expenses after fees waived and/or reimbursed and fees paid indirectly	0.06%[2]	0.08%	0.07%	0.08%	0.07%	0.07%

Net investment income	1.33%[2]	2.13%	1.46%	1.27%	1.27%	1.60%

Supplemental Data
Net assets, end of period (000)	$660,251	$581,771	$529,054	$338,172	$229,637$	344,720

Portfolio turnover	18%	68%	31%	42%	43%	42%

[1]	Aggregate total investment return.

[2]	Annualized.

See Notes to Financial Statements.

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Notes to Financial Statements (Unaudited)	Quantitative Master Series LLC

1. Organization:

Master International Index Series (“Master International Index”) and Master Small Cap Index Series (“Master Small Cap Index”) (collectively, the “Series” or individually, a “Series”) are non-diversified and diversified, respectively, open-end management investment companies. Each is a series of Quantitative Master Series LLC (the “Master LLC”). The Master LLC is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and is organized as a Delaware limited liability company. The Master LLC’s Limited Liability Company Agreement permits the Board of Directors of the Master LLC (the “Board”) to issue non-transferable interests in the Master LLC, subject to certain limitations.

2. Significant Accounting Policies:

The Series’ financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“US GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Series:

Valuation: US GAAP defines fair value as the price the Series would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Series determine the fair values of their financial instruments at market value using independent dealers or pricing services under policies approved by the Board. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to provide oversight of the pricing function for the Series for all financial instruments.

Equity investments traded on a recognized securities exchange or the NASDAQ Global Market System (“NASDAQ”) are valued at the last reported sale price that day or the NASDAQ official closing price, if applicable. For equity investments traded on more than one exchange, the last reported sale price on the exchange where the stock is primarily traded is used. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last available bid (long positions) or ask (short positions) price. If no bid or ask price is available, the prior day’s price will be used, unless it is determined that such prior day’s price no longer reflects the fair value of the security. Financial futures contracts traded on exchanges are valued at their last sale price. Investments in open-end registered investment companies are valued at NAV each business day. Short-term securities with remaining maturities of 60 days or less may be valued at amortized cost, which approximates fair value.

Master Small Cap Index values its investments in BlackRock Liquidity Series, LLC Money Market Series (the “Money Market Series”) at fair value, which is ordinarily based upon its pro rata ownership in the underlying fund’s net assets. The Money Market Series seeks current income consistent with maintaining liquidity and preserving capital. Although the Money Market Series is not registered under the 1940 Act, its investments will follow the parameters of investments by a money market fund that is subject to Rule 2a-7 under the 1940 Act. The Fund may withdraw up to 25% of its investment daily, although the manager of the Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

Securities and other assets and liabilities denominated in foreign currencies are translated into US dollars using exchange rates determined as of the close of business on the New York Stock Exchange (“NYSE”). Foreign currency exchange contracts are valued at the mean between the bid and ask prices and are determined as of the close of business on the NYSE. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available.

Securities and other assets and liabilities denominated in foreign currencies are translated into US dollars using exchange rates determined as of the close of business on the New York Stock Exchange (“NYSE”). Foreign currency exchange contracts are valued at the mean between the bid and ask prices and are determined as of the close of business on the NYSE. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available.

In the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, or its delegate, in accordance with a policy approved by the Board as reflecting fair value (“Fair Value Assets”). When determining the price for Fair Value Assets, the Global Valuation Committee, or its delegate, seeks to determine the price that the Series might reasonably expect to receive from the current sale of that asset in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the investment advisor and/or sub-advisor deems relevant consistent with the principles of fair value measurement which include the market approach, income approach and/or in the case of recent investments, the cost approach, as appropriate. The market approach generally consists of using comparable market transactions. The income approach generally is used to discount future cash flows to present value and adjusted for liquidity as appropriate. These factors include but are not limited to: (i) attributes specific to the investment or asset; (ii) the principal market for the investment or asset; (iii) the customary participants in the principal market for the investment or asset; (iv) data assumptions by market participants for the investment or asset, if reasonably available; (v) quoted prices for similar investments or assets in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts and/or default rates. Due to the inherent uncertainty of valuations of such investments, the fair values may differ from the values that would have been used had an active market existed. The Global Valuation Committee, or its delegate, employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Series’ pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices and large movements in market values and reviews of any market related activity. The pricing of

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Notes to Financial Statements (continued)	Quantitative Master Series LLC

all Fair Value Assets is subsequently reported to the Board or a committee thereof on a quarterly basis.

Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of business on the NYSE. Occasionally, events affecting the values of such instruments may occur between the foreign market close and the close of business on the NYSE that may not be reflected in the computation of the Series’ net assets. If events (for example, a company announcement, market volatility or a natural disaster) occur during such periods that are expected to affect the value of such instruments materially, those instruments may be Fair Value Assets and valued at their fair value, as determined in good faith by the Global Valuation Committee, or its delegate, using a pricing service and/or policies approved by the Board. Each business day, the Series use a pricing service to assist with the valuation of certain foreign exchange-traded equity securities and foreign exchange-traded and over-the-counter (“OTC”) options (the “Systematic Fair Value Price”). Using current market factors, the Systematic Fair Value Price is designed to value such foreign securities and foreign options at fair value as of the close of business on the NYSE, which follows the close of the local markets.

Foreign Currency: The Series’ books and records are maintained in US dollars. Purchases and sales of investment securities are recorded at the rates of exchange prevailing on the respective date of such transactions. Generally, when the US dollar rises in value against a foreign currency, the Series’ investments denominated in that currency will lose value because that currency is worth fewer US dollars; the opposite effect occurs if the US dollar falls in relative value.

The Series do not isolate the portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of investments held or sold for financial reporting purposes. Accordingly, the effects of changes in foreign currency exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments but are included as a component of net realized and unrealized gain (loss) from investments. The Series report realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are treated as ordinary income for federal income tax purposes.

Segregation and Collateralization: In cases in which the 1940 Act and the interpretive positions of the Securities and Exchange Commission (“SEC”) require that the Series either deliver collateral or segregate assets in connection with certain investments (e.g., financial futures contracts and foreign currency exchange contracts), the Series will, consistent with SEC rules and/or certain interpretive letters issued by the SEC, segregate collateral or designate on its books and records cash or liquid securities having a market value at least equal to the amount that would otherwise be required to be physically segregated. Furthermore, based on requirements and agreements with certain exchanges and third party broker-dealers, a Series engaging in such transactions may have requirements to deliver/deposit securities to/with an exchange or broker-dealer as collateral for certain investments.

Investment Transactions and Investment Income: For financial reporting purposes, investment transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on investment transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Series are informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers, some of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain.

Income Taxes: The Series are classified as partnerships for federal income tax purposes. As such, each investor in the Series is treated as the owner of its proportionate share of net assets, income, expenses and realized and unrealized gains and losses of the Series. Therefore, no federal income tax provision is required. It is intended that the Series’ assets will be managed so an investor in the Series can satisfy the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended.

The Series file US federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Series’ US federal tax returns remains open for each of the four years ended December 31, 2012. The statutes of limitations on the Series’ state and local tax returns may remain open for an additional year depending upon the jurisdiction. Management does not believe there are any uncertain tax positions that require recognition of a tax liability.

Other: Expenses directly related to the Series are charged to the Series. Other operating expenses shared by several funds are pro rated among those funds on the basis of relative net assets or other appropriate methods.

The Series have an arrangement with the custodian whereby fees may be reduced by credits earned on uninvested cash balances, which, if applicable, are shown as fees paid indirectly in the Statements of Operations. The custodian imposes fees on overdrawn cash balances, which can be offset by accumulated credits earned or may result in additional custody charges.

3. Securities and Other Investments:

Securities Lending: Master Small Cap Index may lend securities to approved borrowers, such as banks, brokers and other financial institutions. The borrower pledges cash, securities issued or guaranteed by the US government or irrevocable letters of credit issued by a bank as collateral. The initial collateral received by Master Small Cap Index should have a value of at least 102% of the current value of the loaned securities for securities traded on US exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter in an amount equal to at least 100% of the current market value of the loaned securities. The market value of the loaned securities is determined at the close of business of Master Small Cap Index and any additional required collateral is delivered to Master Small Cap Index on the next business day. Securities lending income, as disclosed in the Statements of Operations, represents the income earned from the investment of the cash collateral,

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Notes to Financial Statements (continued)	Quantitative Master Series LLC

net of rebates paid to, or fees paid by, borrowers and less the fees paid to the securities lending agent. During the term of the loan, Master Small Cap Index earns dividend or interest income on the securities loaned but does not receive interest income on the securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

The market value of securities on loan and the value of the related collateral are shown separately in the Statements of Assets and Liabilities as a component of investments at value, and collateral on securities loaned at value, respectively. The cash collateral invested by the securities lending agent, BlackRock Investment Management, LLC (“BIM”), if any, is disclosed in the Schedule of Investments.

Securities lending transactions are entered into by Master Small Cap Index Series under Master Securities Lending Agreements (“MSLA”), which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, Master Small Cap Index, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than that of the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of a MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, Master Small Cap Index can reinvest cash collateral, or, upon an event of default, resell or repledge the collateral, and the borrower can resell or repledge the loaned securities.

The following table is a summary of Master Small Cap Index’s open securities lending agreements by counterparty which are subject to offset under a MSLA as of June 30, 2013:

Counterparty	Securities Loaned at Value	Cash Collateral Received[1]	Net Amount
Barclays Capital, Inc.	$746,900	$(746,900)	—
BNP Paribas S.A.	147,974	(147,974)	—
Citigroup Global Markets, Inc.	1,078,035	(1,078,035)	—
Credit Suisse Securities (USA) LLC	20,211,469	(20,211,469)	—
Deutsche Bank Securities, Inc.	727,372	(727,372)	—
Goldman Sachs & Co.	1,285,768	(1,285,768)	—
J.P. Morgan Securities LLC	1,349,789	(1,349,789)	—
Merrill Lynch, Pierce, Fenner & Smith Inc.	1,488,545	(1,488,545)	—
Morgan Stanley	46,228,255	(46,228,255)	—
SG Americas Securities LLC	301,629	(301,629)	—
UBS Securities LLC	771,332	(771,332)	—

Total	$74,337,068	$(74,337,068)	—

[1]

Excess of collateral received from the individual counterparty is not shown for financial reporting purposes. Collateral with a value of $76,754,416 has been received in connection with securities lending transactions.

The risks of securities lending also include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate this risk, the Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of securities lent. The Fund also could suffer a loss if the value of an investment purchased with cash collateral falls below the market value of loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. During the six months ended June 30, 2013, any securities on loan were collateralized by cash.

4. Derivative Financial Instruments:

The Series engage in various portfolio investment strategies using derivative contracts both to increase the returns of the Series and/or to economically hedge, their exposure to certain risks such as equity risk or foreign currency exchange rate risk. These contracts may be transacted on an exchange or OTC.

Financial Futures Contracts: The Series purchase and/or sell financial futures contracts and options on financial futures contracts to gain exposure to, or economically hedge against, changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk). Financial futures contracts are agreements between the Series and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and at a specified date. Depending on the terms of the particular contract, financial futures contracts are settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date. Upon entering into a financial futures contract, the Series are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Securities deposited as initial margin are designated on the Schedule of Investments and cash deposited is recorded on the Statement of Assets and Liabilities as cash pledged for financial futures contracts. Pursuant to the contract, the Series agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Series as unrealized appreciation or depreciation. When the contract is closed, the Series record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The use of financial futures contracts involves the risk of an imperfect correlation in the movements in the price of financial futures contracts, interest or foreign currency exchange rates and the underlying assets.

Foreign Currency Exchange Contracts: The Series enter into foreign currency exchange contracts as an economic hedge against either specific transactions or portfolio instruments or to obtain exposure to or hedge exposure away from foreign currencies (foreign currency exchange rate risk). A foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a future date. Foreign currency exchange contracts, when used by the Series, help to manage the overall exposure to the currencies in which some of the investments held by the Series are denominated. The contract is marked-to-market daily and the change in market value is recorded by the Series as an unrealized gain or loss. When the contract is closed, the Series record a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. The use of foreign currency exchange contracts involves the risk that the

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Notes to Financial Statements (continued)	Quantitative Master Series LLC

value of a foreign currency exchange contract changes unfavorably due to movements in the value of the referenced foreign currencies.

The following is a summary of the Series’ derivative financial instruments categorized by risk exposure:

Fair Values of Derivative Financial Instruments as of June 30, 2013
	Derivative Assets
	Statements of Assets and Liabilities Location	Value
		Master International Index	Master Small Cap Index
Equity contracts	Net unrealized appreciation/ depreciation[1]	$81,475	$111,576

	Derivative Liabilities
	Statement of Assets and Liabilities Location	Value
		Master International Index
Equity contracts	Net unrealized appreciation/ depreciation[1]	$(123,919)
Foreign currency exchange contracts	Unrealized appreciation on foreign currency exchange contracts	(12,138)
Total		$(136,057)

[1]

Includes cumulative appreciation/depreciation on financial futures contracts as reported in the Schedules of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

The Effect of Derivative Financial Instruments in the Statements of Operations Six Months Ended June 30, 2013
	Net Realized Gain (Loss) From
	Master International Index	Master Small Cap Index
Equity contracts:
Financial futures contracts	$ 636,951	$3,396,796
Foreign currency exchange contracts:
Foreign currency transactions	(159,238)	(29)

Total	$(477,713)	$3,396,767

	Net Change in Unrealized Appreciation/ Depreciation on
	Master International Index	Master Small Cap Index
Equity contracts:
Financial futures contracts	$(161,546)	$(306,471)
Foreign currency exchange contracts:
Foreign currency translations	(12,923)	—

Total	$(174,469)	$(306,471)

For the six months ended June 30, 2013, the average quarterly balances of outstanding derivative financial instruments were as follows:

	Master International Index	Master Small Cap Index
Financial futures contracts:
Average number of contracts purchased	187	171
Average notional value of contracts purchased	$10,742,299	$16,409,655
Foreign currency exchange contracts:
Average number of contracts – US dollars purchased	2	—
Average number of contracts – US dollars sold	2	—
Average US dollar amounts purchased	$155,235	—
Average US dollar amounts sold	$1,050,000	—

Counterparty Credit Risk: A derivative contract may suffer a mark to market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

With exchange traded futures, there is less counterparty credit risk to the Series since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a series does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency) of the clearing broker or clearinghouse. Additionally, credit risk exists in exchange traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Series.

In order to better define its contractual rights and to secure rights that will help the Series mitigate its counterparty risk, the Series may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Series and a counterparty that governs OTC derivatives and foreign exchange contracts and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Series may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net

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Notes to Financial Statements (continued)	Quantitative Master Series LLC

payment in the event of default (close-out netting) including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. In addition, certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event a Series’ net assets decline by a stated percentage or the Series fails to meet the terms of its ISDA Master Agreements, which would cause the Series to accelerate payment of any net liability owed to the counterparty.

For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark to market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Series and the counterparty.

Cash collateral that has been pledged to cover obligations of the Series and cash collateral received from the counterparty, if any, is reported separately on the Statements of Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Series, if any, is noted in the Schedules of Investments. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $500,000) before a transfer is required, which is determined at the close of business of the Series and additional required collateral is delivered to/pledged by the Series on the next business day. To the extent amounts due to the Series from its counterparties are not fully collateralized, contractually or otherwise, the Series bears the risk of loss from counterparty non-performance. The Series attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

For financial reporting purposes, the Series do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statements of Assets and Liabilities.

At June 30, 2013, the Funds’ derivative assets and liabilities (by type) on a gross basis are as follows:

	Master International Index		Master Small Cap Index
	Assets	Liabilities	Assets	Liabilities
Derivative Financial Instruments:
Financial futures contracts	$185,038	—	—	$43,736
Foreign currency exchange contracts	—	$12,138	—	—

Total derivative assets and liabilities in the Statements of Assets and Liabilities	185,038	12,138	—	43,736

Derivatives not subject to a master netting agreement or similar agreement (“MNA”)	185,038	12,138	—	43,736

Total assets and liabilities subject to a MNA	—	—	—	—

5. Investment Advisory Agreement and Other Transactions with Affiliates:

The PNC Financial Services Group, Inc. (“PNC”) is the largest stockholder and an affiliate, for 1940 Act purposes, of BlackRock.

The Master LLC, on behalf of the Series, entered into an Investment Advisory Agreement with BlackRock Advisors, LLC (the “Manager”), the Series’ investment advisor, an indirect, wholly owned subsidiary of BlackRock, to provide investment advisory and administration services. The Manager is responsible for the management of the Series’ portfolios and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Series. For such services, the Series pay the Manager a monthly fee at an annual rate of 0.01% of the Series’ average daily net assets.

The Manager contractually agreed to waive and/or reimburse fees or expenses, excluding interest expense, dividend expense, acquired fund fees and expenses and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of the Series’ business, in order to limit expenses. The expense limitation as a percentage of average daily net assets is 0.12% for Master International Index and 0.08% for Master Small Cap Index.

The Manager has agreed not to reduce or discontinue this contractual waiver or reimbursement prior to May 1, 2014 unless approved by the Board, including a majority of the Independent Directors. For the six months ended June 30, 2013, Master Small Cap Index, waived $387, which is included in fees waived and/or reimbursed by Manager in the Statements of Operations.

The Manager voluntarily agreed to waive its investment advisory fees by the amount of investment advisory fees the Series pay to the Manager indirectly through its investment in affiliated money market funds. However, the Manager does not waive its investment advisory fees by the amount of investment advisory fees paid in connection with the Series’ investment in other affiliated investment companies, if any. These amounts are included in fees waived and/or reimbursed by Manager in the Statements of Operations. For the six months ended June 30, 2013, the amounts waived for Master International Index and Master Small Cap Index, were $894 and $7,440, respectively.

The Manager entered into a sub-advisory agreement with BIM, an affiliate of the Manager, with respect to each Series. The Manager pays BIM, for services it provides, a monthly fee that is a percentage of the investment advisory fees paid by the Series to the Manager.

For the six months ended June 30, 2013, Master International Index and Master Small Cap Index reimbursed the Manager $2,538 and $1,703, respectively, for certain accounting services, which are included in accounting services in the Statements of Operations.

The Master LLC, on behalf of Master Small Cap Index, received an exemptive order from the SEC permitting it, among other things, to pay an affiliated securities lending agent a fee based on a share of the income derived from the securities lending activities and has retained

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Notes to Financial Statements (continued)	Quantitative Master Series LLC

BIM as the securities lending agent. BIM may, on behalf of the Series, invest cash collateral received by the Series for such loans in a private investment company managed by the Manager or in registered money market funds advised by the Manager or its affiliates. The market value of securities on loan and the value of the related collateral, if applicable, is shown in the Statements of Assets and Liabilities as securities loaned at value and collateral on securities loaned at value, respectively. The cash collateral invested by BIM, if any, is disclosed in the Schedules of Investments. Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of rebates paid to, or fees paid by, borrowers of securities. The Series retain 65% of securities lending income and pay a fee to BIM equal to 35% of such income. The Series benefit from a borrower default indemnity provided by BlackRock. As securities lending agent, BIM bears all operational costs directly related to securities lending as well as the cost of borrower default indemnification. BIM does not receive any fees for managing the cash collateral. The share of income earned by the Series is shown as securities lending — affiliated – net in the Statements of Operations. For the six months ended June 30, 2013, BIM received $278,382 in securities lending agent fees related to securities lending activities for the Series.

Certain officers and/or directors of the Master LLC are officers and/or directors of BlackRock or its affiliates.

6. Purchases and Sales:

Purchases and sales of investments, excluding short-term securities, for the six months ended June 30, 2013, were as follows:

	Purchases	Sales
Master International Index	$100,184,181	$28,165,619
Master Small Cap Index	$111,056,215	$112,689,040

7. Bank Borrowings:

The Series, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is a party to a 364-day, $800 million credit agreement with a group of lenders, under which the Series may borrow to fund shareholder redemptions. The agreement expires in April 2014. Excluding commitments designated for a certain individual fund, other Participating Funds, including the Series, can borrow up to an aggregate commitment amount of $500 million, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.065% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) the one-month LIBOR plus 0.80% per annum or (b) the Fed Funds rate plus 0.80% per annum on amounts borrowed. Participating Funds paid administration and arrangement fees, which, along with commitment fees, were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. The Series did not borrow under the credit agreement during the six months ended June 30, 2013.

8. Concentration, Market and Credit Risk:

In the normal course of business, the Series invest in securities and enter into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer of a security to meet all its obligations (issuer credit risk). The value of securities held by the Series may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Series; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to issuer credit risk, the Series may be exposed to counterparty credit risk, or the risk that an entity with which the Series have unsettled or open transactions may fail to or be unable to perform on its commitments. The Series manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Series to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Series’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is generally approximated by their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Series.

Master International Index invests a substantial amount of its assets in issuers located in a single country or a limited number of countries. When the Series concentrates its investments in this manner, it assumes the risk that economic, political and social conditions in those countries may have a significant impact on its investment performance. Foreign issuers may not be subject to the same uniform accounting, auditing and financial reporting standards and practices as used in the US. Foreign securities markets may also be less liquid, more volatile, and less subject to governmental supervision not typically associated with investing in US securities. Please see the Schedule of Investments for concentrations in specific countries.

Master International Index invests a significant portion of its assets in securities of issuers located in Europe or with significant exposure to European issuers or countries. The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of several European countries, including Greece, Ireland, Italy, Portugal and Spain. As of June 30, 2013, these events have adversely affected the exchange rate of the euro and may continue to spread to other countries in Europe, including countries that do not use the euro. These events may affect the value and liquidity of certain of the Series’ investments.

As of June 30, 2013, Master Small Cap Index invested a significant portion of its assets in securities in the Financials sector. Changes in economic conditions affecting the Financials sector would have a greater impact on the Fund and could affect the value, income and/or liquidity of positions in such securities.

BLACKROCK INDEX FUNDS, INC.	JUNE 30, 2013	61

Notes to Financial Statements (concluded)	Quantitative Master Series LLC

As of June 30, 2013, the Series had the following industry classifications:

Master International Index
Industry	Percent of Long-Term Investments

Commercial Banks	13%
Pharmaceuticals	9%
Oil, Gas & Consumable Fuels	6%
Insurance	5%
Other[1]	67%

Master Small Cap Index
Industry	Percent of Long-Term Investments

Real Estate Investment Trusts (“REITs”)	8%
Banks: Diversified	7%
Computer Services Software & Systems	6%
Other[1]	79%

[1]	All other industries held were less than 5% of long-term investments.

9. Subsequent Events:

Management has evaluated the impact of all subsequent events on the Series through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

62	BLACKROCK INDEX FUNDS, INC.	JUNE 30, 2013

Disclosure of Investment Advisory Agreements and Sub-Advisory Agreements

The Board of Directors of Quantitative Master Series LLC (the “Master LLC”) met in person on April 11, 2013 (the “April Meeting”) and May 21-22, 2013 (the “May Meeting”) to consider the approval of the Master LLC’s investment advisory agreement (the “Advisory Agreement”) with BlackRock Advisors, LLC (the “Manager”), the Master LLC’s investment advisor, on behalf of Master International Index Series and Master Small Cap Index Series (each, a “Master Portfolio” and collectively, the “Master Portfolios”), each a series of the Master LLC. The Board of Directors of the Master LLC also considered the approval of the sub-advisory agreement (the “Sub-Advisory Agreement”) between the Manager and BlackRock Investment Management, LLC (the “Sub-Advisor”) with respect to each Master Portfolio. Each of BlackRock International Index Fund and BlackRock Small Cap Index Fund (each, a “Fund” and collectively, the “Funds”), each a series of BlackRock Index Funds, Inc. (the “Corporation”), is a “feeder” fund that invests all of its investable assets in the corresponding Master Portfolio. Accordingly, the Board of Directors of the Corporation also considered the approval of the Advisory Agreement and the Sub-Advisory Agreement with respect to each Master Portfolio. The Manager and the Sub-Advisor are referred to herein as “BlackRock.” The Advisory Agreement and the Sub-Advisory Agreement are referred to herein as the “Agreements.” For simplicity, (a) the Board of Directors of the Master LLC and the Board of Directors of the Corporation are referred to herein collectively as the “Board,” and the members are referred to as “Board Members,” and (b) the shareholders of each Fund and the interest holders of each Master Portfolio are referred to as “shareholders.”

Activities and Composition of the Board

The Board consists of fourteen individuals, twelve of whom are not “interested persons” of the Master LLC or the Corporation as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Board Members”). The Board Members are responsible for the oversight of the operations of the Master LLC or the Corporation, as pertinent, and perform the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Board Members have retained independent legal counsel to assist them in connection with their duties. The Co-Chairs of the Board are each Independent Board Members. The Board has established five standing committees: an Audit Committee, a Governance and Nominating Committee, a Compliance Committee, a Performance Oversight and Contract Committee and an Executive Committee, each of which is chaired by an Independent Board Member and composed of Independent Board Members (except for the Executive Committee, which also has one interested Board Member).

The Agreements

Pursuant to the 1940 Act, the Board is required to consider the continuation of the Agreements on an annual basis. The Board has four quarterly meetings per year, each extending over two days, and a fifth one-day meeting to consider specific information surrounding the consideration of renewing the Agreements. In connection with this process, the Board assessed, among other things, the nature, scope and quality of the services provided to the Master Portfolios and the Funds by BlackRock, its personnel and its affiliates, including investment management, administrative and shareholder services, oversight of fund accounting and custody, marketing services, risk oversight, compliance and assistance in meeting applicable legal and regulatory requirements.

The Board, acting directly and through its committees, considers at each of its meetings, and from time to time as appropriate, factors that are relevant to its annual consideration of the renewal of the Agreements, including the services and support provided by BlackRock to the Master Portfolios, the Funds and their shareholders. Among the matters the Board considered were: (a) investment performance for one-year, three-year, five-year and/or since inception periods, as applicable, against peer funds, and applicable benchmarks, if any, as well as senior management’s and portfolio managers’ analysis of the reasons for any over performance or underperformance against its peers and/or benchmark, as applicable; (b) fees, including advisory, administration, if applicable, and other amounts paid to BlackRock and its affiliates by the Master Portfolios and/or the Funds for services, such as marketing and distribution, call center and fund accounting; (c) the Master Portfolios’ and/or the Funds’ operating expenses and how BlackRock allocates expenses to the Master Portfolios and the Funds; (d) the resources devoted to, risk oversight of, and compliance reports relating to, implementation of each Master Portfolio’s and Fund’s investment objective, policies and restrictions; (e) the Master LLC’s and the Corporation’s compliance with its respective Code of Ethics and other compliance policies and procedures; (f) the nature, cost and character of non-investment management services provided by BlackRock and its affiliates; (g) BlackRock’s and other service providers’ internal controls and risk and compliance oversight mechanisms; (h) BlackRock’s implementation of the proxy voting policies approved by the Board; (i) the use of brokerage commissions and execution quality of portfolio transactions; (j) BlackRock’s implementation of the Master LLC’s and/or the Corporation’s valuation and liquidity procedures; (k) an analysis of management fees for products with similar investment objectives across the open-end fund, exchange-traded fund (“ETF”), closed-end fund and institutional account product channels, as applicable; (l) BlackRock’s compensation methodology for its investment professionals and the incentives it creates; and (m) periodic updates on BlackRock’s business.

The Board has engaged in an ongoing strategic review with BlackRock of opportunities to consolidate funds and of BlackRock’s commitment to investment performance. In addition, the Board requested and BlackRock provided an analysis of fair valuation and stale pricing policies. BlackRock also furnished information to the Board in response to specific questions. These questions covered issues such as BlackRock’s profitability, investment performance and management fee levels. The Board further considered the importance of: (i) organizational and structural variables to investment performance; (ii) rates of portfolio turnover; (iii) BlackRock’s performance accountability for portfolio managers; (iv) marketing support for the funds; (v) services provided to the Master Portfolios and the Funds by BlackRock affiliates; and (vi) BlackRock’s oversight of relationships with third party service providers.

Board Considerations in Approving the Agreements

The Approval Process: Prior to the April Meeting, the Board requested and received materials specifically relating to the Agreements. The Board is engaged in a process with its independent legal counsel and BlackRock to review the nature and scope of the information provided to better assist

BLACKROCK INDEX FUNDS, INC.	JUNE 30, 2013	63

Disclosure of Investment Advisory Agreements and Sub-Advisory Agreements (continued)

its deliberations. The materials provided in connection with the April Meeting included (a) information independently compiled and prepared by Lipper, Inc. (“Lipper”) on fees and expenses of each Master Portfolio and Fund, as applicable, as compared with a peer group of funds as determined by Lipper (“Expense Peers”) and the investment performance of each Fund as compared with a peer group of funds as determined by Lipper,1 as well as the gross investment performance of each Fund as compared with its benchmark; (b) information on the profits realized by BlackRock and its affiliates pursuant to the Agreements and a discussion of fall-out benefits to BlackRock and its affiliates; (c) a general analysis provided by BlackRock concerning investment management fees charged to other clients, such as institutional clients, ETFs and closed-end funds, under similar investment mandates, as well as the performance of such other clients, as applicable; (d) review of non-management fees; (e) the existence, impact and sharing of potential economies of scale; (f) a summary of aggregate amounts paid by each Master Portfolio and/or Fund to BlackRock; (g) sales and redemption data regarding each Fund’s shares; and (h) if applicable, a comparison of management fees to similar BlackRock open-end funds, as classified by Lipper.

At the April Meeting, the Board reviewed materials relating to its consideration of the Agreements. As a result of the discussions that occurred during the April Meeting, and as a culmination of the Board’s year-long deliberative process, the Board presented BlackRock with questions and requests for additional information. BlackRock responded to these requests with additional written information in advance of the May Meeting.

At the May Meeting, the Board of the Master LLC, including the Independent Board Members, unanimously approved the continuation of the Advisory Agreement between the Manager and the Master LLC with respect to each Master Portfolio and the Sub-Advisory Agreement between the Manager and the Sub-Advisor with respect to each Master Portfolio, each for a one-year term ending June 30, 2014. The Board of the Corporation, including the Independent Board Members, also considered the continuation of the Agreements with respect to each Master Portfolio and found the Agreements to be satisfactory. In approving the continuation of the Agreements, the Board of the Master LLC considered: (a) the nature, extent and quality of the services provided by BlackRock; (b) the investment performance of each Master Portfolio, each Fund and BlackRock; (c) the advisory fee and the cost of the services and profits to be realized by BlackRock and its affiliates from their relationship with the Master Portfolios and the Funds; (d) each Fund’s costs to investors compared to the costs of its Expense Peers and performance compared to the relevant performance comparison as previously discussed; (e) economies of scale; (f) fall-out benefits to BlackRock as a result of its relationship with the Master Portfolios and the Funds; and (g) other factors deemed relevant by the Board Members.

The Board also considered other matters it deemed important to the approval process, such as payments made to BlackRock or its affiliates relating to the distribution of Fund shares and securities lending, services related to the valuation and pricing of portfolio holdings of each Master Portfolio, direct and indirect benefits to BlackRock and its affiliates from their relationship with the Master Portfolios and the Funds and advice from independent legal counsel with respect to the review process and materials submitted for the Board’s review. The Board noted the willingness of BlackRock personnel to engage in open, candid discussions with the Board. The Board did not identify any particular information as determinative, and each Board Member may have attributed different weights to the various items considered.

A. Nature, Extent and Quality of the Services Provided by BlackRock: The Board, including the Independent Board Members, reviewed the nature, extent and quality of services provided by BlackRock, including the investment advisory services and the resulting performance of each Fund. Throughout the year, the Board compared each Fund’s performance to the performance of a comparable group of mutual funds and/or the performance of a relevant benchmark, if any. The Board met with BlackRock’s senior management personnel responsible for investment operations, including the senior investment officers. The Board also reviewed the materials provided by each Master Portfolio’s portfolio management team discussing the Master Portfolio’s performance and the Master Portfolio’s investment objective, strategies and outlook.

The Board considered, among other factors, with respect to BlackRock: the number, education and experience of investment personnel generally and each Master Portfolio’s portfolio management team; investments by portfolio managers in the funds they manage; portfolio trading capabilities; use of technology; commitment to compliance; credit analysis capabilities; risk analysis and oversight capabilities; and the approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board engaged in a review of BlackRock’s compensation structure with respect to each Master Portfolio’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent and create performance incentives.

In addition to advisory services, the Board considered the quality of the administrative and other non-investment advisory services provided to each Master Portfolio and Fund. BlackRock and its affiliates provide the Master Portfolios and the Funds with certain administrative, shareholder and other services (in addition to any such services provided to the Master Portfolios and the Funds by third parties) and officers and other personnel as are necessary for the operations of the Master Portfolios and the Funds. In particular, BlackRock and its affiliates provide the Master Portfolios and the Funds with the following administrative services, including, among others: (i) preparing disclosure documents, such as the prospectus, the summary prospectus (as applicable), the statement of additional information and periodic shareholder reports; (ii) assisting with daily accounting and pricing; (iii) overseeing and coordinating the activities of other service providers; (iv) organizing Board meetings and preparing the materials for such Board meetings; (v) providing legal and compliance support; (vi) furnishing analytical and other support to assist the Board in its consideration of strategic issues such as the merger or consolidation of certain open-end funds; and (vii) performing other administrative functions necessary for the operation of the Master Portfolios and the Funds, such as tax reporting, fulfilling regulatory filing

[1]	Lipper ranks funds in quartiles, ranging from first to fourth, where first is the most desirable quartile position and fourth is the least desirable.

64	BLACKROCK INDEX FUNDS, INC.	JUNE 30, 2013

Disclosure of Investment Advisory Agreements and Sub-Advisory Agreements (continued)

requirements and call center services. The Board reviewed the structure and duties of BlackRock’s fund administration, shareholder services, legal and compliance departments and considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations.

B. The Investment Performance of the Master Portfolios, the Funds and BlackRock: The Board, including the Independent Board Members, also reviewed and considered the performance history of each Master Portfolio and Fund, as applicable. The Board noted that each Fund’s investment results correspond directly to the investment results of the applicable Master Portfolio. In preparation for the April Meeting, the Board worked with its independent legal counsel, BlackRock and Lipper to develop a template for, and was provided with, reports independently prepared by Lipper, which included a comprehensive analysis of each Fund’s performance. The Board also reviewed a narrative and statistical analysis of the Lipper data that was prepared by BlackRock, which analyzed various factors that affect Lipper’s rankings. In connection with its review, the Board received and reviewed information regarding the investment performance of each Fund as compared to other funds in its applicable Lipper category and the gross investment performance of each Fund as compared with its benchmark. The Board was provided with a description of the methodology used by Lipper to select peer funds and periodically meets with Lipper representatives to review its methodology. The Board and its Performance Oversight and Contract Committee regularly review, and meet with Master Portfolio management to discuss, the performance of each Master Portfolio and Fund, as applicable, throughout the year.

BlackRock believes that gross performance relative to the benchmark is an appropriate performance metric for each Fund.

The Board noted that BlackRock International Index Fund’s gross performance (before expenses and fees), as agreed upon by the Board, was within tolerance of its benchmark during the one-year period reported and exceeded its benchmark during the three- and five-year periods reported.

The Board noted that BlackRock Small Cap Index Fund’s gross performance (before expenses and fees), as agreed upon by the Board, was within tolerance of its benchmark during each of the one-, three- and five-year periods reported.

The Board noted that BlackRock has recently made, and continues to make, changes to the organization of BlackRock’s overall portfolio management structure designed to result in strengthened leadership teams.

C. Consideration of the Advisory/Management Fees and the Cost of the Services and Profits to be Realized by BlackRock and its Affiliates from their Relationship with the Master Portfolios and the Funds: The Board, including the Independent Board Members, reviewed each Master Portfolio’s/Fund’s contractual management fee rate compared with the other funds in the corresponding Fund’s Lipper category. The contractual management fee rate represents a combination of the advisory fee and any administrative fees, before taking into account any reimbursements or fee waivers. The Board also compared each Fund’s total net operating expense ratio, as well as each Master Portfolio’s/Fund’s actual management fee rate, to those of other funds in the corresponding Fund’s Lipper category. The total net operating expense ratio and actual management fee rate both give effect to any expense reimbursements or fee waivers that benefit the funds. The Board considered the services provided and the fees charged by BlackRock to other types of clients with similar investment mandates, including institutional accounts.

The Board received and reviewed statements relating to BlackRock’s financial condition. The Board was also provided with a profitability analysis that detailed the revenues earned and the expenses incurred by BlackRock for services provided to the Master Portfolios and the Funds. The Board reviewed BlackRock’s profitability with respect to each Master Portfolio and Fund, as applicable, and other funds the Board currently oversees for the year ended December 31, 2012 compared to available aggregate profitability data provided for the two prior years. The Board reviewed BlackRock’s profitability with respect to certain other fund complexes managed by the Manager and/or its affiliates. The Board reviewed BlackRock’s assumptions and methodology of allocating expenses in the profitability analysis, noting the inherent limitations in allocating costs among various advisory products. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by the Manager, the types of funds managed, precision of expense allocations and business mix. As a result, comparing profitability is difficult.

The Board noted that, in general, individual fund or product line profitability of other advisors is not publicly available. The Board reviewed BlackRock’s overall operating margin, in general, compared to that of certain other publicly-traded asset management firms. The Board considered the differences between BlackRock and these other firms, including the contribution of technology at BlackRock, BlackRock’s expense management and the relative product mix.

In addition, the Board considered the cost of the services provided to the Master Portfolios and the Funds by BlackRock, and BlackRock’s and its affiliates’ profits relating to the management and distribution of the Master Portfolios and the Funds and the other funds advised by BlackRock and its affiliates. As part of its analysis, the Board reviewed BlackRock’s methodology in allocating its costs to the management of the Master Portfolios and the Funds. The Board also considered whether BlackRock has the financial resources necessary to attract and retain high quality investment management personnel to perform its obligations under the Agreements and to continue to provide the high quality of services that is expected by the Board.

The Board noted that Master International Index Series’/BlackRock International Index Fund’s contractual management fee rate ranked in the first quartile relative to the Fund’s Expense Peers.

The Board noted that Master Small Cap Index Series’/BlackRock Small Cap Index Fund’s contractual management fee rate ranked in the second quartile relative to the Fund’s Expense Peers.

The Board also noted that BlackRock has contractually agreed to a cap on each Master Portfolio’s total net operating expenses as a percentage of the Master Portfolio’s average daily net assets and has contractually agreed to a cap on each Fund’s total net operating expenses as a percentage of the Fund’s average daily net assets on a class-by-class basis.

BLACKROCK INDEX FUNDS, INC.	JUNE 30, 2013	65

Disclosure of Investment Advisory Agreements and Sub-Advisory Agreements (concluded)

D. Economies of Scale: The Board, including the Independent Board Members, considered the extent to which economies of scale might be realized as the assets of the Master Portfolios and the Funds increase, as well as the existence of expense caps, as applicable. The Board also considered the extent to which the Master Portfolios and the Funds benefit from such economies and whether there should be changes in the advisory fee rate or breakpoint structure in order to enable the Master Portfolios and the Funds to participate in these economies of scale, for example through the use of breakpoints in the advisory fee based upon the asset level of the Master Portfolios. In its consideration, the Board took into account the existence of any expense caps and further considered the continuation and/or implementation, as applicable, of such caps.

E. Other Factors Deemed Relevant by the Board Members: The Board, including the Independent Board Members, also took into account other ancillary or “fall-out” benefits that BlackRock or its affiliates may derive from their respective relationships with the Master Portfolios and the Funds, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios and risk management personnel, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates as service providers to the Master Portfolios and the Funds, including for administrative, distribution, securities lending and cash management services. The Board also considered BlackRock’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations. The Board also noted that BlackRock may use and benefit from third party research obtained by soft dollars generated by certain registered fund transactions to assist in managing all or a number of its other client accounts. The Board further noted that it had considered the investment by BlackRock’s funds in ETFs without any offset against the management fees payable by the funds to BlackRock.

In connection with its consideration of the Agreements, the Board also received information regarding BlackRock’s brokerage and soft dollar practices. The Board received reports from BlackRock which included information on brokerage commissions and trade execution practices throughout the year.

The Board noted the competitive nature of the open-end fund marketplace, and that shareholders are able to redeem their Fund shares if they believe that the pertinent Fund’s and/or Master Portfolio’s fees and expenses are too high or if they are dissatisfied with the performance of the Fund.

Conclusion

The Board of the Master LLC, including the Independent Board Members, unanimously approved the continuation of the Advisory Agreement between the Manager and the Master LLC with respect to each Master Portfolio for a one-year term ending June 30, 2014 and the Sub-Advisory Agreement between the Manager and the Sub-Advisor with respect to each Master Portfolio for a one-year term ending June 30, 2014. Based upon its evaluation of all of the aforementioned factors in their totality, the Board of the Master LLC, including the Independent Board Members, was satisfied that the terms of the Agreements were fair and reasonable and in the best interest of each Master Portfolio and its shareholders. The Board of the Corporation, including the Independent Board Members, also considered the continuation of the Agreements with respect to each Master Portfolio and found the Agreements to be satisfactory. In arriving at its decision to approve the Agreements, the Board of the Master LLC did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Independent Board Members were also assisted by the advice of independent legal counsel in making this determination. The contractual fee arrangements for the Master Portfolios reflect the results of several years of review by the Board Members and predecessor Board Members, and discussions between such Board Members (and predecessor Board Members) and BlackRock. As a result, the Board Members’ conclusions may be based in part on their consideration of these arrangements in prior years.

66	BLACKROCK INDEX FUNDS, INC.	JUNE 30, 2013

Officers and Directors

Ronald W. Forbes, Co-Chairman of the Board and Director

Rodney D. Johnson, Co-Chairman of the Board and Director

Paul L. Audet, Director

David O. Beim, Director

Henry Gabbay, Director

Dr. Matina S. Horner, Director

Herbert I. London, Director

Ian A. MacKinnon, Director

Cynthia A. Montgomery, Director

Joseph P. Platt, Director

Robert C. Robb, Jr., Director

Toby Rosenblatt, Director

Kenneth L. Urish, Director

Frederick W. Winter, Director

John M. Perlowski, President and Chief Executive Officer

Brendan Kyne, Vice President

Neal Andrews, Chief Financial Officer

Jay Fife, Treasurer

Brian Kindelan, Chief Compliance Officer and Anti-Money Laundering Officer

Benjamin Archibald, Secretary

Investment Advisor

BlackRock Advisors, LLC

Wilmington, DE 19809

Sub-Advisor

BlackRock Investment Management, LLC

Princeton, NJ 08540

Custodians

JP Morgan Chase Bank, N.A.1

Brooklyn, NY 11245

State Street Bank and Trust Company2

Boston, MA 02110

Accounting Agent

State Street Bank and Trust Company

Boston, MA 02110

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Wilmington, DE 19809

Distributor

BlackRock Investments, LLC

New York, NY 10022

Legal Counsel

Sidley Austin LLP

New York, NY 10019

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

Boston, MA 02116

Address of the Funds

100 Bellevue Parkway

Wilmington, DE 19809

[1]	For International Index Fund.

[2]	For Small Cap Index Fund.

BLACKROCK INDEX FUNDS, INC.	JUNE 30, 2013	67

Additional Information

General Information

Electronic Delivery

Electronic copies of most financial reports and prospectuses are available on the Funds’ website or shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual reports and prospectuses by enrolling in the Funds’ electronic delivery program.

To enroll:

Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:

Please contact your financial advisor. Please note that not all investment advisors, banks or brokerages may offer this service.

Shareholders Who Hold Accounts Directly with BlackRock:

1)	Access the BlackRock website at http://www.blackrock.com/edelivery

2)	Select “eDelivery” under the “More Information” section

3)	Log into your account

Householding

The Funds will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Funds at (800) 441-7762.

Availability of Quarterly Schedule of Investments

The Funds/Series file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’/Series’ Forms N-Q are available on the SEC’s website at http://www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on how to access documents on the SEC’s website without charge may be obtained by calling (800) SEC-0330. The Funds’/Series’ Forms N-Q may also be obtained upon request and without charge by calling (800) 441-7762.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Funds/Series use to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling (800) 441-7762; (2) at http://www.blackrock.com; and (3) on the SEC’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information about how the Funds/Series voted proxies relating to securities held in the Funds’/Series’ portfolio during the most recent 12-month period ended June 30 is available upon request and without charge (1) at http://www.blackrock.com or by calling (800) 441-7762 and (2) on the SEC’s website at http://www.sec.gov.

68	BLACKROCK INDEX FUNDS, INC.	JUNE 30, 2013

Additional Information (concluded)

Shareholder Privileges

Account Information

Call us at (800) 441-7762 from 8:00 AM to 6:00 PM EST on any business day to get information about your account balances, recent transactions and share prices. You can also reach us on the Web at http://www.blackrock.com/funds.

Automatic Investment Plans

Investor Class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.

Systematic Withdrawal Plans

Investor Class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.

Retirement Plans

Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

BLACKROCK INDEX FUNDS, INC.	JUNE 30, 2013	69

A World-Class Mutual Fund Family

BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed income and tax-exempt investing.

Equity Funds

BlackRock ACWI ex-US Index Fund

BlackRock All-Cap Energy & Resources Portfolio

BlackRock Basic Value Fund

BlackRock Capital Appreciation Fund

BlackRock Commodity Strategies Fund

BlackRock Disciplined Small Cap Core Fund

BlackRock Emerging Markets Fund

BlackRock Emerging Markets Dividend Fund

BlackRock Emerging Markets Long/Short Equity Fund

BlackRock Energy & Resources Portfolio

BlackRock Equity Dividend Fund

BlackRock EuroFund

BlackRock Flexible Equity Fund

BlackRock Focus Growth Fund

BlackRock Global Dividend Income Portfolio

BlackRock Global Long/Short Equity Fund

BlackRock Global Opportunities Portfolio

BlackRock Global SmallCap Fund

BlackRock Health Sciences Opportunities Portfolio

BlackRock India Fund

BlackRock International Fund

BlackRock International Index Fund

BlackRock International Opportunities Portfolio

BlackRock Large Cap Core Fund

BlackRock Large Cap Core Plus Fund

BlackRock Large Cap Growth Fund

BlackRock Large Cap Value Fund

BlackRock Latin America Fund

BlackRock Long-Horizon Equity Fund

BlackRock Mid-Cap Growth Equity Portfolio

BlackRock Mid Cap Value Opportunities Fund

BlackRock Natural Resources Trust

BlackRock Pacific Fund

BlackRock Real Estate Securities Fund

BlackRock Russell 1000 Index Fund

BlackRock Science & Technology Opportunities Portfolio

BlackRock Small Cap Growth Equity Portfolio

BlackRock Small Cap Growth Fund II

BlackRock Small Cap Index Fund

BlackRock S&P 500 Stock Fund

BlackRock U.S. Opportunities Portfolio

BlackRock Value Opportunities Fund

BlackRock World Gold Fund

Taxable Fixed Income Funds

BlackRock Bond Index Fund

BlackRock Core Bond Portfolio

BlackRock CoreAlpha Bond Fund

BlackRock Emerging Market Local Debt Portfolio

BlackRock Floating Rate Income Portfolio

BlackRock Global Long/Short Credit Fund

BlackRock GNMA Portfolio

BlackRock High Yield Bond Portfolio

BlackRock Inflation Protected Bond Portfolio

BlackRock International Bond Portfolio

BlackRock Investment Grade Bond Portfolio

BlackRock Low Duration Bond Portfolio

BlackRock Secured Credit Portfolio

BlackRock Short Obligations Fund

BlackRock Short-Term Treasury Fund

BlackRock Strategic Income Opportunities Portfolio

BlackRock Total Return Fund

BlackRock U.S. Government Bond Portfolio

BlackRock U.S. Mortgage Portfolio

BlackRock Ultra-Short Obligations Fund

BlackRock World Income Fund

Municipal Fixed Income Funds

BlackRock California Municipal Bond Fund

BlackRock High Yield Municipal Fund

BlackRock Intermediate Municipal Fund

BlackRock National Municipal Fund

BlackRock New Jersey Municipal Bond Fund

BlackRock New York Municipal Bond Fund

BlackRock Pennsylvania Municipal Bond Fund

BlackRock Short-Term Municipal Fund

Mixed Asset Funds

BlackRock Balanced Capital Fund	LifePath Active Portfolios		LifePath Index Portfolios
BlackRock Emerging Market Allocation Portfolio	2015	2040	Retirement	2040
BlackRock Global Allocation Fund	2020	2045	2020	2045
BlackRock Managed Volatility Portfolio	2025	2050	2025	2050
BlackRock Multi-Asset Income Portfolio	2030	2055	2030	2055
BlackRock Multi-Asset Real Return Fund	2035		2035
BlackRock Strategic Risk Allocation Fund

BlackRock Prepared Portfolios	LifePath Portfolios
Conservative Prepared Portfolio	Retirement	2040
Moderate Prepared Portfolio	2020	2045
Growth Prepared Portfolio	2025	2050
Aggressive Growth Prepared Portfolio	2030	2055
	2035

BlackRock mutual funds are currently distributed by BlackRock Investments, LLC. You should consider the investment objectives, risks, charges and expenses of the funds under consideration carefully before investing. Each fund’s prospectus contains this and other information and is available at www.blackrock.com or by calling (800) 441-7762 or from your financial advisor. The prospectus should be read carefully before investing.

70	BLACKROCK INDEX FUNDS, INC.	JUNE 30, 2013

This report is transmitted to shareholders only. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of a Fund, unless accompanied or preceded by that Fund’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change. Please see each Fund’s prospectus for a description of risks associated with global investments.

Index2-6/13-SAR

Item 2 –	Code of Ethics – Not Applicable to this semi-annual report

Item 3 –	Audit Committee Financial Expert – Not Applicable to this semi-annual report

Item 4 –	Principal Accountant Fees and Services – Not Applicable to this semi-annual report

Item 5 –	Audit Committee of Listed Registrants – Not Applicable

Item 6 –	Investments

(a) The registrants’ Schedules of Investments are included as part of the Report to Stockholders filed under Item 1 of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 10 –	Submission of Matters to a Vote of Security Holders –There have been no material changes to these procedures.

Item 11 –	Controls and Procedures

(a) – The registrants’ principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrants’ disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) – There were no changes in the registrants’ internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrants’ internal control over financial reporting.

Item 12 –	Exhibits attached hereto

(a)(1) – Code of Ethics – Not Applicable to this semi-annual report

(a)(2) – Certifications – Attached hereto

(a)(3) – Not Applicable

(b) – Certifications – Attached hereto

2

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, each registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Index Funds, Inc. and Quantitative Master Series LLC

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Index Funds, Inc. and Quantitative Master Series LLC

Date: August 29, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of each registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Index Funds, Inc. and Quantitative Master Series LLC

Date: August 29, 2013

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Index Funds, Inc. and Quantitative Master Series LLC

Date: August 29, 2013

3